UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2020

Multi-Asset Income Fund
Investor Class (AMJVX)
I Class (AMJIX)
Y Class (AMJYX)
A Class (AMJAX)
C Class (AMJCX)
R Class (AMJWX)
R5 Class (AMJGX)
R6 Class (AMJRX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information please visit our website, americancentury.com.

Stocks, Bonds Delivered Solid Gains

From higher-quality government bonds to higher-risk stocks, most major U.S. and global asset classes posted gains for the six months ended January 31. U.S. stocks, as measured by the S&P 500 Index, advanced 9.31% for the period, outpacing the 7.40% return for global stocks (MSCI ACWI). Broad-based U.S. and global bond indices also delivered solid, albeit more-modest, gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July, September and October. Similarly, the European Central Bank unveiled more stimulus. These efforts aided stocks and bonds. Additionally, modestly improving economic and earnings data and upbeat trade-policy news lifted stock investors' optimism. However, news of China’s COVID-19 outbreak in January stifled the stock market rally. Investors feared the virus would spread worldwide, stalling global growth.

Special COVID-19 Update

As we finalize this shareholder report in mid-March, the fears that emerged in late January unfortunately have become reality. The world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following government guidelines and protocols from leading health authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social-distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

JANUARY 31, 2020
Types of Investments in Portfolio	% of net assets
Affiliated Funds	50.3%
Domestic Common Stocks	14.0%
Foreign Common Stocks*	7.2%
Preferred Stocks	10.6%
Convertible Preferred Stocks	3.2%
Corporate Bonds	2.1%
Exchange-Traded Funds	1.5%
Convertible Bonds	0.9%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.5%
U.S. Treasury Securities	0.3%
Collateralized Loan Obligations	0.1%
Temporary Cash Investments	7.8%
Other Assets and Liabilities	0.3%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,034.80	$3.32	0.65%
I Class	$1,000	$1,036.90	$2.30	0.45%
Y Class	$1,000	$1,037.60	$1.54	0.30%
A Class	$1,000	$1,034.60	$4.60	0.90%
C Class	$1,000	$1,030.70	$8.42	1.65%
R Class	$1,000	$1,033.30	$5.88	1.15%
R5 Class	$1,000	$1,036.80	$2.30	0.45%
R6 Class	$1,000	$1,037.60	$1.54	0.30%
Hypothetical
Investor Class	$1,000	$1,021.87	$3.30	0.65%
I Class	$1,000	$1,022.87	$2.29	0.45%
Y Class	$1,000	$1,023.63	$1.53	0.30%
A Class	$1,000	$1,020.61	$4.57	0.90%
C Class	$1,000	$1,016.84	$8.37	1.65%
R Class	$1,000	$1,019.36	$5.84	1.15%
R5 Class	$1,000	$1,022.87	$2.29	0.45%
R6 Class	$1,000	$1,023.63	$1.53	0.30%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 50.3%
Emerging Markets Debt Fund R6 Class	831,388	$8,837,657
Equity Income Fund R6 Class	452,052	4,068,466
International Value Fund R6 Class	579,567	4,346,750
NT High Income Fund G Class	1,461,062	14,157,687
Utilities Fund Investor Class	37	725
TOTAL AFFILIATED FUNDS (Cost $30,813,560)		31,411,285
COMMON STOCKS — 21.2%
Auto Components†
Hyundai Mobis Co. Ltd.	49	9,377
Automobiles†
Great Wall Motor Co. Ltd., H Shares	19,000	12,585
Banks — 1.4%
Agricultural Bank of China Ltd., H Shares	48,000	18,509
AMMB Holdings Bhd	24,900	22,437
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	4,808	34,446
Bank Mandiri Persero Tbk PT	40,400	22,116
Bank Negara Indonesia Persero Tbk PT	36,400	19,080
Bank of China Ltd., H Shares	93,000	35,958
Bank of Communications Co. Ltd., H Shares	66,000	42,069
China CITIC Bank Corp. Ltd., H Shares	26,000	13,536
China Construction Bank Corp., H Shares	151,000	114,546
China Merchants Bank Co. Ltd., H Shares	3,500	16,880
CIMB Group Holdings Bhd	17,200	20,611
Commercial Bank PSQC (The)	9,567	12,569
Dubai Islamic Bank PJSC	6,402	9,948
E.Sun Financial Holding Co. Ltd.	23,782	21,995
Grupo Financiero Banorte SAB de CV	8,700	53,617
Hana Financial Group, Inc.	1,658	45,630
Hong Leong Bank Bhd	3,200	12,483
Industrial & Commercial Bank of China Ltd., H Shares	115,000	76,528
Itau Unibanco Holding SA ADR	3,400	25,874
Mega Financial Holding Co. Ltd.	15,000	15,603
Nedbank Group Ltd.	1,859	24,267
Postal Savings Bank of China Co. Ltd., H Shares	43,000	26,684
Qatar National Bank QPSC	6,140	34,441
RHB Bank Bhd	20,000	27,800
Shinhan Financial Group Co. Ltd.	421	13,703
SinoPac Financial Holdings Co. Ltd.	50,000	21,210
Standard Bank Group Ltd.	4,538	47,270
Taiwan Business Bank	43,950	17,880

6

	Shares/ Principal Amount	Value
Woori Financial Group, Inc.	2,871	$24,194
		871,884
Beverages — 0.1%
Kweichow Moutai Co. Ltd., A Shares	100	14,729
Tsingtao Brewery Co. Ltd., H Shares	4,000	22,209
		36,938
Chemicals†
Jiangsu Yangnong Chemical Co. Ltd., A Shares	1,700	15,081
Orbia Advance Corp. SAB de CV	5,200	12,287
		27,368
Construction and Engineering — 0.2%
China National Chemical Engineering Co. Ltd., A Shares	34,100	33,558
Daelim Industrial Co. Ltd.	374	25,148
Samsung Engineering Co. Ltd.(2)	2,551	36,431
		95,137
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd., H Shares	7,000	44,591
Asia Cement Corp.	27,000	40,153
China National Building Material Co. Ltd., H Shares	24,000	22,871
China Resources Cement Holdings Ltd.	28,000	31,365
		138,980
Diversified Financial Services†
FirstRand Ltd.	3,132	12,002
Yuanta Financial Holding Co. Ltd.	26,000	16,847
		28,849
Diversified Telecommunication Services — 0.1%
China Unicom Hong Kong Ltd.	40,000	33,349
Electric Utilities — 1.0%
Centrais Eletricas Brasileiras SA	1,100	10,064
Edison International	1,703	130,365
Enel Americas SA ADR	1,400	13,720
Eversource Energy	1,669	154,282
Pinnacle West Capital Corp.	1,586	154,936
Xcel Energy, Inc.	2,267	156,854
		620,221
Electronic Equipment, Instruments and Components — 0.2%
Hon Hai Precision Industry Co. Ltd.	23,400	63,550
Yageo Corp.	1,000	12,418
Zhen Ding Technology Holding Ltd.	8,000	31,100
		107,068
Equity Real Estate Investment Trusts (REITs) — 6.3%
Brixmor Property Group, Inc.	7,157	142,854
Community Healthcare Trust, Inc.	4,264	201,133
Essential Properties Realty Trust, Inc.	15,561	429,639
Fortress REIT Ltd., A Shares	24,252	29,815
Gaming and Leisure Properties, Inc.	8,868	419,057
Granite Real Estate Investment Trust	6,821	368,573

7

	Shares/ Principal Amount	Value
Healthpeak Properties, Inc.	5,785	$208,202
Northview Apartment Real Estate Investment Trust	11,729	272,176
Omega Healthcare Investors, Inc.	4,638	194,564
Ryman Hospitality Properties, Inc.	2,028	172,441
Spirit Realty Capital, Inc.	7,719	407,409
STAG Industrial, Inc.	10,871	350,481
VEREIT, Inc.	19,903	194,253
VICI Properties, Inc.	14,973	401,277
Welltower, Inc.	2,001	169,905
		3,961,779
Food Products — 0.1%
Indofood Sukses Makmur Tbk PT	22,200	12,604
JBS SA	4,600	29,613
Standard Foods Corp.	14,000	31,879
Want Want China Holdings Ltd.	19,000	15,623
		89,719
Gas Utilities — 0.5%
Atmos Energy Corp.	831	97,252
Kunlun Energy Co. Ltd.	48,000	37,159
ONE Gas, Inc.	873	82,499
Spire, Inc.	1,092	92,077
		308,987
Hotels, Restaurants and Leisure†
Yum China Holdings, Inc.	530	22,827
Household Durables†
Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,100	9,493
Household Products†
Kimberly-Clark de Mexico SAB de CV, A Shares(2)	14,400	29,790
Independent Power and Renewable Electricity Producers — 0.1%
Aboitiz Power Corp.	38,000	24,279
Colbun SA	213,293	31,049
		55,328
Insurance — 0.4%
China Pacific Insurance Group Co. Ltd., H Shares	12,000	39,926
Momentum Metropolitan Holdings	24,905	33,198
Ping An Insurance Group Co. of China Ltd., H Shares	11,500	130,101
Powszechny Zaklad Ubezpieczen SA	4,286	44,414
		247,639
Interactive Media and Services — 0.1%
Baidu, Inc. ADR(2)	140	17,298
Tencent Holdings Ltd.	300	14,245
		31,543
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd. ADR(2)	150	30,988
IT Services — 0.1%
Infosys Ltd. ADR	5,300	58,088

8

	Shares/ Principal Amount	Value
Machinery — 0.2%
Sany Heavy Industry Co. Ltd., A Shares	8,700	$18,668
Sinotruk Hong Kong Ltd.	11,000	18,796
Weichai Power Co. Ltd., H Shares	22,000	38,491
Zhengzhou Yutong Bus Co. Ltd., A Shares	6,000	13,225
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	18,000	13,234
		102,414
Marine — 0.1%
MISC Bhd	17,400	32,359
Media†
Cheil Worldwide, Inc.	700	12,398
Metals and Mining — 0.3%
Cia Siderurgica Nacional SA ADR	7,500	22,425
Grupo Mexico SAB de CV, Series B	9,800	26,052
Impala Platinum Holdings Ltd.(2)	1,673	15,825
Korea Zinc Co. Ltd.	74	23,448
Kumba Iron Ore Ltd.	1,128	26,287
POSCO	99	17,918
Vale SA ADR	2,300	26,979
		158,934
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
Blackstone Mortgage Trust, Inc., Class A	7,235	276,377
PennyMac Mortgage Investment Trust	20,320	472,440
Starwood Property Trust, Inc.	17,998	461,829
TPG RE Finance Trust, Inc.	16,507	337,898
		1,548,544
Multi-Utilities — 0.7%
Ameren Corp.	1,817	149,085
NorthWestern Corp.	1,680	129,309
WEC Energy Group, Inc.	1,385	138,348
		416,742
Oil, Gas and Consumable Fuels — 4.7%
Adaro Energy Tbk PT	161,300	14,303
China Shenhua Energy Co. Ltd., H Shares	15,000	26,360
CNOOC Ltd.	50,000	75,744
Energy Transfer LP	26,597	334,856
Enterprise Products Partners LP	22,999	592,684
EQM Midstream Partners LP	7,401	171,333
Gazprom PJSC ADR	12,117	84,899
Grupa Lotos SA	1,183	23,469
GS Holdings Corp.	759	29,027
LUKOIL PJSC ADR	55	5,593
MPLX LP	11,151	268,182
Noble Midstream Partners LP	8,857	198,397
Petroleo Brasileiro SA ADR Preference Shares	5,290	70,093
Phillips 66 Partners LP	5,105	298,285
Plains All American Pipeline LP	20,524	341,725

9

	Shares/ Principal Amount	Value
Reliance Industries Ltd. GDR	2,509	$98,168
Shell Midstream Partners LP	14,830	291,409
Yanzhou Coal Mining Co. Ltd., H Shares	20,000	14,744
		2,939,271
Paper and Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	27,000	18,646
Nine Dragons Paper Holdings Ltd.	32,000	30,180
		48,826
Personal Products — 0.1%
LG Household & Health Care Ltd. Preference Shares	51	32,404
Pharmaceuticals†
Dr Reddy's Laboratories Ltd. ADR	500	21,840
Real Estate Management and Development — 0.9%
Agile Group Holdings Ltd.	8,000	10,552
BR Malls Participacoes SA	10,400	44,853
China Vanke Co. Ltd., H Shares	4,800	16,871
CIFI Holdings Group Co. Ltd.	18,000	12,346
Corp. Inmobiliaria Vesta SAB de CV	224,699	410,262
Country Garden Holdings Co. Ltd.	20,000	25,328
Longfor Group Holdings Ltd.	3,500	14,749
Shui On Land Ltd.	65,500	13,080
Sunac China Holdings Ltd.	3,000	14,463
		562,504
Semiconductors and Semiconductor Equipment — 0.1%
MediaTek, Inc.	2,000	25,439
Powertech Technology, Inc.	8,000	28,249
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	600	32,364
		86,052
Specialty Retail — 0.1%
Petrobras Distribuidora SA	4,900	32,998
Technology Hardware, Storage and Peripherals — 0.4%
Lenovo Group Ltd.	16,000	10,429
Lite-On Technology Corp.	15,000	23,197
Samsung Electronics Co. Ltd.	3,482	162,955
Samsung Electronics Co. Ltd. Preference Shares	913	36,015
Wistron Corp.	29,000	25,898
		258,494
Textiles, Apparel and Luxury Goods†
Fila Holdings Corp.	252	9,311
Trading Companies and Distributors†
Posco International Corp.	2,133	29,961
Transportation Infrastructure†
Westports Holdings Bhd	31,200	29,845
Water Utilities†
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,700	24,072
Wireless Telecommunication Services — 0.1%
China Mobile Ltd.	6,000	49,123

10

	Shares/ Principal Amount	Value
Globe Telecom, Inc.	900	$33,366
		82,489
TOTAL COMMON STOCKS (Cost $12,117,824)		13,257,395
PREFERRED STOCKS — 10.6%
Banks — 5.7%
Bank of America Corp., 5.20%	33,000	34,377
Bank of America Corp., 5.875%	108,000	120,913
Bank of America Corp., 6.50%	418,000	472,631
Citigroup, Inc., 5.00%	15,000	15,721
Citigroup, Inc., 5.95%	49,000	52,332
JPMorgan Chase & Co., 4.60%	80,000	81,772
JPMorgan Chase & Co., 5.00%	176,000	184,218
JPMorgan Chase & Co., 6.10%	186,000	205,364
PNC Capital Trust C, 2.48%	679,000	644,921
Truist Financial Corp., 5.125%	741,000	780,506
U.S. Bancorp, 5.30%	162,000	177,525
U.S. Bancorp, 6.50%	14,718	405,039
Wells Fargo & Co., 5.66%	369,000	371,786
		3,547,105
Capital Markets — 1.6%
Bank of New York Mellon Corp. (The), 4.95%	302,000	305,268
Charles Schwab Corp. (The), 5.00%	675,000	710,987
		1,016,255
Diversified Financial Services — 0.1%
Voya Financial, Inc., 6.125%	60,000	65,067
Electric Utilities — 1.4%
Duke Energy Corp., 4.875%	461,000	489,630
NextEra Energy Capital Holdings, Inc., 5.25%	4,064	107,249
SCE Trust II, 5.10%	11,362	284,050
		880,929
Equity Real Estate Investment Trusts (REITs) — 0.8%
Public Storage, 5.40%	11,121	289,257
Public Storage, 5.60%	7,069	198,074
SITE Centers Corp., 6.25%	500	12,975
		500,306
Insurance — 0.1%
Progressive Corp. (The), 5.375%	59,000	62,126
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp., 8.00%	9,877	268,556
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.65%	215,000	223,184
Oil, Gas and Consumable Fuels — 0.1%
Plains All American Pipeline LP, 6.125%	68,000	63,107
TOTAL PREFERRED STOCKS (Cost $6,265,490)		6,626,635

11

	Shares/ Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 3.2%
Banks — 0.6%
Bank of America Corp., 7.25%	95	$149,407
Wells Fargo & Co., 7.50%	152	234,925
		384,332
Chemicals — 0.1%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	1,053	51,292
Electric Utilities — 0.3%
NextEra Energy, Inc., 4.87%, 9/1/22	3,847	210,161
Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp., 6.875%, 8/1/20	201	267,499
QTS Realty Trust, Inc., 6.50%	3,504	470,342
		737,841
Health Care Equipment and Supplies — 0.6%
Becton Dickinson & Co., 6.125%, 5/1/20	4,148	271,901
Danaher Corp., 4.75%, 4/15/22	87	106,239
		378,140
Machinery — 0.4%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	2,238	233,983
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,726,411)		1,995,749
CORPORATE BONDS — 2.1%
Automobiles — 0.1%
Ford Motor Co., 4.35%, 12/8/26	$45,000	46,887
Banks — 0.3%
Bank of America Corp., MTN, 4.00%, 1/22/25	60,000	64,962
JPMorgan Chase & Co., 3.875%, 9/10/24	60,000	64,879
Wells Fargo & Co., MTN, 4.65%, 11/4/44	50,000	60,589
		190,430
Biotechnology — 0.1%
Amgen, Inc., 4.66%, 6/15/51	40,000	48,570
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), 3.625%, 2/20/24	60,000	63,822
Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 1/31/28	40,000	43,618
Containers and Packaging†
Berry Global, Inc., 5.125%, 7/15/23	20,000	20,400
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 3.80%, 2/15/27	50,000	54,585
Electronic Equipment, Instruments and Components†
Vishay Intertechnology, Inc., 2.25%, 6/15/25	19,000	18,916
Equity Real Estate Investment Trusts (REITs)†
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	25,000	26,067
Health Care Providers and Services — 0.2%
Cigna Corp., 4.50%, 2/25/26(3)	50,000	55,894
DaVita, Inc., 5.125%, 7/15/24	35,000	35,861

12

	Shares/ Principal Amount	Value
HCA, Inc., 5.00%, 3/15/24	$20,000	$22,166
		113,921
Hotels, Restaurants and Leisure — 0.1%
International Game Technology plc, 6.25%, 2/15/22(3)	35,000	36,725
Household Durables — 0.1%
Lennar Corp., 4.75%, 5/30/25	35,000	38,291
Insurance†
Prudential Financial, Inc., 3.94%, 12/7/49	14,000	15,745
Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	30,000	33,595
Comcast Corp., 4.75%, 3/1/44	25,000	31,845
CSC Holdings LLC, 6.75%, 11/15/21	5,000	5,392
		70,832
Mortgage Real Estate Investment Trusts (REITs)†
Starwood Property Trust, Inc., 5.00%, 12/15/21	20,000	20,545
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41	25,000	30,855
Sempra Energy, 3.25%, 6/15/27	50,000	52,978
		83,833
Oil, Gas and Consumable Fuels — 0.3%
Continental Resources, Inc., 4.375%, 1/15/28	50,000	52,821
Energy Transfer Operating LP, 4.25%, 3/15/23	60,000	63,183
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	35,000	45,233
MPLX LP, 4.875%, 12/1/24	47,000	51,779
		213,016
Pharmaceuticals — 0.1%
Allergan Funding SCS, 4.55%, 3/15/35	40,000	46,085
Specialty Retail — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	20,000	29,112
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(3)	13,000	13,140
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	40,000	46,756
		59,896
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	50,000	54,806
Wireless Telecommunication Services†
Sprint Communications, Inc., 6.00%, 11/15/22	20,000	20,686
TOTAL CORPORATE BONDS (Cost $1,225,830)		1,316,788
EXCHANGE-TRADED FUNDS — 1.5%
Alerian MLP ETF	56,889	456,250
iShares China Large-Cap ETF	880	34,971
iShares MSCI China A ETF	700	19,110
iShares MSCI Emerging Markets ETF	1,600	67,376
iShares MSCI India ETF	6,090	210,044

13

	Shares/ Principal Amount	Value
iShares MSCI Russia ETF	1,550	$64,433
iShares MSCI Thailand ETF	750	59,183
TOTAL EXCHANGE-TRADED FUNDS (Cost $963,510)		911,367
CONVERTIBLE BONDS — 0.9%
Air Freight and Logistics†
Air Transport Services Group, Inc., 1.125%, 10/15/24	$19,000	18,129
Airlines — 0.2%
UBS AG, (convertible into Southwest Airlines Co.), 4.25%, 2/6/20(3)(4)	1,748	92,924
Diversified Financial Services†
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 1.30%, 2/11/20(3)(4)	40	8,396
Insurance — 0.2%
AXA SA, 7.25%, 5/15/21(3)	109,000	122,352
Semiconductors and Semiconductor Equipment — 0.5%
Microchip Technology, Inc., 1.625%, 2/15/27	179,000	241,230
Teradyne, Inc., 1.25%, 12/15/23	32,000	68,279
		309,509
Software†
Palo Alto Networks, Inc., 0.75%, 7/1/23	19,000	21,157
Technology Hardware, Storage and Peripherals†
Western Digital Corp., 1.50%, 2/1/24	9,000	9,062
TOTAL CONVERTIBLE BONDS (Cost $485,045)		581,529
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.78%, 2/25/35	10,723	10,957
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	2,926	2,937
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.31%, 7/25/37	1,096	1,077
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	3,536	3,662
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.86%, 8/25/34	11,443	11,664
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.60%, 8/25/35	3,971	4,110
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	14,509	14,660
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	6,390	6,908
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.10%, 9/25/35	13,255	13,713
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	8,237	8,487
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.09%, 7/25/35	4,064	4,131
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	3,985	4,027
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.21%, 8/25/35	2,894	2,877

14

	Shares/ Principal Amount	Value
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	$223	$229
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.69%, 11/21/34	13,186	13,625
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	29,113	29,445
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.05%, 7/25/36	18,335	17,850
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.39%, 3/25/35	6,423	6,416
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.29%, 8/25/35	2,782	2,816
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 5/25/35	2,600	2,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 4.85%, 3/25/36	3,866	3,701
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	14,046	13,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.55%, 10/25/36	7,377	7,116
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.50%, 10/25/36	15,808	15,235
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	6,404	6,330
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	10,730	10,735
		219,097
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.91%, (1-month LIBOR plus 3.25%), 5/25/25	50,000	53,677
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.86%, (1-month LIBOR plus 1.20%), 10/25/29	24,525	24,616
FHLMC, Series 2019-DNA1, Class M1, VRN, 2.69%, (1-month LIBOR plus 0.90%), 1/25/49(3)	17,741	17,753
FNMA, Series 2014-C02, Class 1M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	18,157	18,907
FNMA, Series 2016-C03, Class 2M2, VRN, 7.56%, (1-month LIBOR plus 5.90%), 10/25/28	3,684	3,998
		118,951
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $331,341)		338,048
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	10,000	10,773
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	35,000	39,193
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	25,000	26,641
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	25,000	26,216
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	25,000	27,069
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	16,068
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	25,000	26,693

15

	Shares/ Principal Amount	Value
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	$25,000	$26,127
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(3)	10,000	10,409
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	25,000	26,612
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	20,000	21,629
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	25,000	26,306
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	26,237
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	25,000	26,881
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $322,320)		336,854
ASSET-BACKED SECURITIES — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	25,177
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	10,980	11,023
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	14,984	14,966
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	4,125	4,167
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(3)	41,251	41,660
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.52%, (1-month LIBOR plus 0.85%), 12/17/36(3)	23,207	23,239
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 2.82%, (1-month LIBOR plus 1.15%), 12/17/36(3)	25,000	25,015
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 2.92%, (1-month LIBOR plus 1.25%), 3/17/37(3)	25,000	25,071
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(3)	46,791	47,106
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	14,498	14,496
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	21,499	21,798
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	24,909	25,184
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(3)	24,954	25,128
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	2,201	2,231
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	5,309	5,312
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	6,412	6,431
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	1,576	1,580
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	14,734	14,758
TOTAL ASSET-BACKED SECURITIES (Cost $332,086)		334,342
U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Notes, 2.375%, 2/29/24(5) (Cost $199,108)	200,000	208,399

16

	Shares/ Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 0.1%
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.24%, (3-month LIBOR plus 1.40%), 4/17/31(3)	$25,000	$24,431
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.79%, (3-month LIBOR plus 0.97%), 4/18/31(3)	25,000	24,781
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.57%, (3-month LIBOR plus 1.75%), 4/18/31(3)	35,000	35,028
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $84,664)		84,240
TEMPORARY CASH INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $4,880,981)	4,880,981	4,880,981
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $59,748,170)		62,283,612
OTHER ASSETS AND LIABILITIES — 0.3%		185,772
TOTAL NET ASSETS — 100.0%		$62,469,384

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	222,292	USD	153,666	UBS AG	3/18/20	$(4,747)
AUD	447,739	USD	309,522	UBS AG	3/18/20	(9,571)
AUD	90,408	USD	63,253	UBS AG	3/18/20	(2,686)
USD	184,749	AUD	267,056	UBS AG	3/18/20	5,842
USD	47,327	AUD	68,574	UBS AG	3/18/20	1,388
USD	138,492	AUD	200,641	UBS AG	3/18/20	4,078
USD	156,940	AUD	224,168	UBS AG	3/18/20	6,764
BRL	1,017,238	USD	247,190	Goldman Sachs & Co.	3/18/20	(10,202)
USD	100,071	BRL	410,823	Goldman Sachs & Co.	3/18/20	4,361
USD	147,798	BRL	606,415	Goldman Sachs & Co.	3/18/20	6,520
CAD	205,216	USD	155,699	UBS AG	3/18/20	(638)
CAD	82,429	USD	63,035	UBS AG	3/18/20	(751)
USD	63,420	CAD	83,563	Morgan Stanley	3/18/20	280
USD	156,051	CAD	204,082	Morgan Stanley	3/18/20	1,847
USD	95,125	CHF	91,334	UBS AG	3/18/20	17
USD	94,694	CHF	91,219	UBS AG	3/18/20	(294)
CLP	145,380,482	USD	189,359	Goldman Sachs & Co.	3/18/20	(7,806)
CLP	241,761,452	USD	312,515	Goldman Sachs & Co.	3/18/20	(10,600)
CLP	61,994,950	USD	80,644	Goldman Sachs & Co.	3/18/20	(3,224)
USD	78,409	CLP	60,178,981	Goldman Sachs & Co.	3/18/20	3,257
USD	112,589	CLP	85,201,501	Goldman Sachs & Co.	3/18/20	6,188
USD	156,197	CLP	120,880,726	Goldman Sachs & Co.	3/18/20	5,239
COP	508,759,870	USD	155,323	Goldman Sachs & Co.	3/18/20	(6,946)
USD	310,551	COP	1,017,519,740	Goldman Sachs & Co.	3/18/20	13,796
USD	81,186	COP	266,532,249	Goldman Sachs & Co.	3/18/20	3,453
EUR	86,257	USD	95,418	JPMorgan Chase Bank N.A.	3/18/20	498
IDR	1,247,019,400	USD	88,535	Goldman Sachs & Co.	3/18/20	1,373

17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	971,273,657	USD	68,958	Goldman Sachs & Co.	3/18/20	$1,070
USD	225,474	IDR	3,184,823,075	Goldman Sachs & Co.	3/18/20	(4,147)
USD	47,028	IDR	661,497,355	Goldman Sachs & Co.	3/18/20	(665)
USD	116,923	IDR	1,641,592,779	Goldman Sachs & Co.	3/18/20	(1,434)
ILS	212,861	USD	61,566	UBS AG	3/18/20	233
USD	153,819	ILS	532,768	UBS AG	3/18/20	(858)
USD	63,857	ILS	219,930	UBS AG	3/18/20	5
INR	16,196,258	USD	227,316	Goldman Sachs & Co.	3/18/20	(2,258)
INR	3,419,502	USD	47,434	Goldman Sachs & Co.	3/18/20	82
INR	8,537,097	USD	117,948	Goldman Sachs & Co.	3/18/20	680
USD	90,092	INR	6,415,252	Goldman Sachs & Co.	3/18/20	948
USD	68,072	INR	4,880,419	Goldman Sachs & Co.	3/18/20	255
USD	92,758	INR	6,663,739	Goldman Sachs & Co.	3/18/20	161
JPY	10,379,972	USD	94,761	Bank of America N.A.	3/18/20	1,257
JPY	10,472,111	USD	95,359	Bank of America N.A.	3/18/20	1,511
KZT	70,527,190	USD	178,776	Goldman Sachs & Co.	3/18/20	5,393
KZT	49,287,290	USD	125,685	Goldman Sachs & Co.	3/18/20	3,020
KZT	61,665,253	USD	159,651	Goldman Sachs & Co.	3/18/20	1,377
USD	70,859	KZT	27,883,086	Goldman Sachs & Co.	3/18/20	(1,952)
MXN	876,386	USD	45,687	Morgan Stanley	3/18/20	405
MXN	596,908	USD	31,327	Morgan Stanley	3/18/20	67
MXN	889,003	USD	46,695	Morgan Stanley	3/18/20	61
MYR	1,253,737	USD	302,105	Goldman Sachs & Co.	3/18/20	2,861
MYR	778,687	USD	189,199	Goldman Sachs & Co.	3/18/20	214
USD	25,050	MYR	103,757	Goldman Sachs & Co.	3/18/20	(189)
USD	156,897	MYR	644,456	Goldman Sachs & Co.	3/18/20	136
NOK	2,977,200	USD	327,233	Goldman Sachs & Co.	3/18/20	(3,498)
NOK	837,667	USD	93,031	Goldman Sachs & Co.	3/18/20	(1,944)
NOK	543,868	USD	61,679	Goldman Sachs & Co.	3/18/20	(2,539)
NOK	1,397,747	USD	157,222	Goldman Sachs & Co.	3/18/20	(5,234)
USD	327,327	NOK	2,977,200	Goldman Sachs & Co.	3/18/20	3,591
USD	155,972	NOK	1,381,535	Goldman Sachs & Co.	3/18/20	5,746
NZD	236,405	USD	157,299	Bank of America N.A.	3/18/20	(4,404)
PEN	1,148,328	USD	340,498	Goldman Sachs & Co.	3/18/20	(1,922)
PEN	693,245	USD	206,569	Goldman Sachs & Co.	3/18/20	(2,171)
USD	831,767	PEN	2,832,332	Goldman Sachs & Co.	3/18/20	(3,325)
USD	198,359	PEN	661,607	Goldman Sachs & Co.	3/18/20	3,289
PHP	2,995,422	USD	59,131	Goldman Sachs & Co.	3/18/20	(541)
PHP	2,349,067	USD	46,314	Goldman Sachs & Co.	3/18/20	(367)
USD	151,193	PHP	7,672,752	Goldman Sachs & Co.	3/18/20	1,114
USD	31,894	PHP	1,625,045	Goldman Sachs & Co.	3/18/20	108
PLN	230,219	USD	59,785	UBS AG	3/18/20	(353)
PLN	597,235	USD	158,053	UBS AG	3/18/20	(3,875)
PLN	298,833	USD	78,693	UBS AG	3/18/20	(1,548)
USD	152,057	PLN	585,899	UBS AG	3/18/20	805
USD	63,314	PLN	241,555	UBS AG	3/18/20	956

18

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	3,829,423	USD	409,196	Goldman Sachs & Co.	3/18/20	$(10,604)
SEK	963,037	USD	103,431	Goldman Sachs & Co.	3/18/20	(3,191)
USD	168,070	SEK	1,570,396	Goldman Sachs & Co.	3/18/20	4,612
USD	94,183	SEK	877,275	Goldman Sachs & Co.	3/18/20	2,870
THB	2,603,868	USD	86,315	Goldman Sachs & Co.	3/18/20	(2,703)
USD	224,702	THB	6,781,502	Goldman Sachs & Co.	3/18/20	6,943
USD	94,623	THB	2,857,707	Goldman Sachs & Co.	3/18/20	2,860
						$344

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	1	March 2020	$100,000	$145,656	$3,138

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	80	March 2020	$8,000,000	$10,532,500	$(165,805)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$294,000	$17,706	$9,019	$26,725

‡ The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^ The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

19

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GDR	-	Global Depositary Receipt
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $904,719, which represented 1.4% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $101,320, which represented 0.2% of total net assets.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $132,081.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities

JANUARY 31, 2020 (UNAUDITED)
Assets
Investment securities - affiliated, at value (cost of $30,813,560)	$31,411,285
Investment securities - unaffiliated, at value (cost of $28,934,610)	30,872,327
Total investment securities, at value (cost of $59,748,170)	62,283,612
Receivable for investments sold	180,537
Receivable for capital shares sold	77,586
Unrealized appreciation on forward foreign currency exchange contracts	117,531
Dividends and interest receivable	300,179
62,959,445

Liabilities
Disbursements in excess of demand deposit cash	183,297
Payable for investments purchased	128,628
Payable for capital shares redeemed	1,953
Payable for variation margin on futures contracts	27,016
Payable for variation margin on swap agreements	871
Unrealized depreciation on forward foreign currency exchange contracts	117,187
Accrued management fees	27,904
Distribution and service fees payable	3,205
490,061

Net Assets	$62,469,384

Net Assets Consist of:
Capital (par value and paid-in surplus)	$61,872,790
Distributable earnings	596,594
$62,469,384

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$22,853,280	2,314,825	$9.87
I Class, $0.01 Par Value	$33,747,370	3,417,479	$9.87
Y Class, $0.01 Par Value	$5,721	579	$9.88
A Class, $0.01 Par Value	$2,390,911	242,211	$9.87*
C Class, $0.01 Par Value	$3,089,988	313,212	$9.87
R Class, $0.01 Par Value	$132,193	13,395	$9.87
R5 Class, $0.01 Par Value	$6,574	665	$9.89
R6 Class, $0.01 Par Value	$243,347	24,635	$9.88
*Maximum offering price $10.47 (net asset value divided by 0.9425).

See Notes to Financial Statements.

21

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from underlying funds (including $795,961 from affiliated funds)	$1,239,946
Dividends (net of foreign taxes withheld of $12,363)	287,544
Interest	203,113
1,730,603

Expenses:
Management fees	243,294
Distribution and service fees:
A Class	2,990
C Class	16,523
R Class	300
Directors' fees and expenses	1,058
Other expenses	5,298
269,463
Fees waived(1)	(83,165)
186,298

Net investment income (loss)	1,544,305

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(46,840) from affiliated funds)	163,304
Forward foreign currency exchange contract transactions	(47,793)
Futures contract transactions	(213,158)
Swap agreement transactions	3,024
Foreign currency translation transactions	(3,962)
Capital gain distributions received from affiliated funds	134,434
35,849

Change in net unrealized appreciation (depreciation) on:
Investments (including $301,490 from affiliated funds)	626,105
Forward foreign currency exchange contracts	6,872
Futures contracts	(63,697)
Swap agreements	4,791
Translation of assets and liabilities in foreign currencies	(196)
573,875

Net realized and unrealized gain (loss)	609,724

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,154,029

(1)	Amount consists of $32,151, $42,875, $7, $3,255, $4,500, $163, $7 and $207 for Investor Class, I Class , Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$1,544,305	$2,823,211
Net realized gain (loss)	35,849	(932,988)
Change in net unrealized appreciation (depreciation)	573,875	110,799
Net increase (decrease) in net assets resulting from operations	2,154,029	2,001,022

Distributions to Shareholders
From earnings:
Investor Class	(679,163)	(1,996,030)
I Class	(959,994)	(643,040)
Y Class	(173)	(296)
A Class	(66,064)	(160,602)
C Class	(77,994)	(159,597)
R Class	(3,238)	(84,681)
R5 Class	(172)	(287)
R6 Class	(5,090)	(99,392)
Decrease in net assets from distributions	(1,791,888)	(3,143,925)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,210,442	1,216,293

Net increase (decrease) in net assets	3,572,583	73,390

Net Assets
Beginning of period	58,896,801	58,823,411
End of period	$62,469,384	$58,896,801

See Notes to Financial Statements.

23

Notes to Financial Statements

JANUARY 31, 2020 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Income Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds, equity and debt securities, and certain derivative instruments. The fund may invest in affiliated and unaffiliated funds (collectively, the underlying funds) to an unlimited extent. The fund will assume the risks associated with the underlying funds. The fund's investment objective is to seek income. Long-term capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

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Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

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Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

26

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2020, the investment advisor agreed to waive an additional 0.07% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended January 31, 2020 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.90%	0.63%
I Class	0.70%	0.43%
Y Class	0.55%	0.28%
A Class	0.90%	0.63%
C Class	0.90%	0.63%
R Class	0.90%	0.63%
R5 Class	0.70%	0.43%
R6 Class	0.55%	0.28%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century
Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $2,602 and there were no interfund sales.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2020 totaled $44,805,405, none of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2020 totaled $43,341,364, of which $42,593 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000
Sold	399,418	$3,955,600	1,831,570	$17,778,907
Issued in reinvestment of distributions	56,091	551,875	187,026	1,798,300
Redeemed	(692,437)	(6,818,199)	(3,863,865)	(37,770,909)
	(236,928)	(2,310,724)	(1,845,269)	(18,193,702)
I Class/Shares Authorized	45,000,000		45,000,000
Sold	1,045,575	10,280,410	2,862,598	27,935,439
Issued in reinvestment of distributions	97,427	959,994	66,340	643,040
Redeemed	(557,077)	(5,501,955)	(574,927)	(5,553,374)
	585,925	5,738,449	2,354,011	23,025,105
Y Class/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	18	173	30	296
A Class/Shares Authorized	45,000,000		45,000,000
Sold	15,406	150,870	271,584	2,637,228
Issued in reinvestment of distributions	6,645	65,402	16,544	159,318
Redeemed	(23,250)	(228,852)	(286,615)	(2,820,887)
	(1,199)	(12,580)	1,513	(24,341)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	17,279	171,224	251,229	2,401,005
Issued in reinvestment of distributions	7,929	77,994	16,614	159,597
Redeemed	(64,455)	(637,214)	(254,638)	(2,474,146)
	(39,247)	(387,996)	13,205	86,456
R Class/Shares Authorized	50,000,000		50,000,000
Sold	6,140	60,313	1,649	16,130
Issued in reinvestment of distributions	329	3,238	8,809	84,681
Redeemed	(3,647)	(35,787)	(196,436)	(1,947,440)
	2,822	27,764	(185,978)	(1,846,629)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	89	885	—	—
Issued in reinvestment of distributions	17	172	29	287
	106	1,057	29	287
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	23,757	233,726	9,356	86,730
Issued in reinvestment of distributions	515	5,090	10,322	99,392
Redeemed	(8,622)	(84,517)	(203,185)	(2,017,301)
	15,650	154,299	(183,507)	(1,831,179)
Net increase (decrease)	327,147	$3,210,442	154,034	$1,216,293

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$7,653	$2,586	$1,564	$163	$8,838	831	$6	$171
Equity Income Fund R6 Class	4,198	540	610	(60)	4,068	452	(1)	254
International Value Fund R6 Class	4,645	675	1,077	104	4,347	580	(6)	81
NT High Income Fund G Class	12,679	3,683	2,311	106	14,157	1,461	(86)	419
Utilities Fund Investor Class	588	7	582	(12)	1	—	40	5
	$29,763	$7,491	$6,144	$301	$31,411	3,324	$(47)	$930

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

29

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$31,411,285	—	—
Common Stocks	9,022,651	$4,234,744	—
Preferred Stocks	1,565,200	5,061,435	—
Convertible Preferred Stocks	1,995,749	—	—
Corporate Bonds	—	1,316,788	—
Exchange-Traded Funds	911,367	—	—
Convertible Bonds	—	581,529	—
Collateralized Mortgage Obligations	—	338,048	—
Commercial Mortgage-Backed Securities	—	336,854	—
Asset-Backed Securities	—	334,342	—
U.S. Treasury Securities	—	208,399	—
Collateralized Loan Obligations	—	84,240	—
Temporary Cash Investments	4,880,981	—	—
	$49,787,233	$12,496,379	—
Other Financial Instruments
Futures Contracts	$3,138	—	—
Swap Agreements	—	$26,725	—
Forward Foreign Currency Exchange Contracts	—	117,531	—
	$3,138	$144,256	—

Liabilities
Other Financial Instruments
Futures Contracts	$165,805	—	—
Forward Foreign Currency Exchange Contracts	—	$117,187	—
	$165,805	$117,187	—

9. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $379,333.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $18,659,924.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $100,000 futures contracts purchased and $8,000,000 futures contracts sold.

Value of Derivative Instruments as of January 31, 2020
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$871
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$117,531	Unrealized depreciation on forward foreign currency exchange contracts	117,187
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	27,016
		$117,531		$145,074

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2020
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$3,024	Change in net unrealized appreciation (depreciation) on swap agreements	$4,791
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(47,793)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	6,872
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(213,158)	Change in net unrealized appreciation (depreciation) on futures contracts	(63,697)
		$(257,927)		$(52,034)

31

10. Risk Factors

The value of the fund’s shares will go up and down based on the performance of the securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$60,742,189
Gross tax appreciation of investments	$2,377,271
Gross tax depreciation of investments	(835,848)
Net tax appreciation (depreciation) of investments	$1,541,423

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2019, the fund had late-year ordinary loss deferrals of $(21,494) and post-October capital loss deferrals of $(793,975), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

12. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

32

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(4)	$9.82	0.25	0.09	0.34	(0.29)	—	—	(0.29)	$9.87	3.48%	0.65%(5)	0.92%(5)	5.02%(5)	4.75%(5)	78%	$22,853
2019	$10.06	0.45	(0.19)	0.26	(0.47)	(0.03)	—	(0.50)	$9.82	2.89%	0.66%	0.91%	4.63%	4.38%	213%	$25,048
2018(6)	$10.29	0.33	(0.20)	0.13	(0.35)	(0.01)	—	(0.36)	$10.06	1.32%	0.66%(5)	0.90%(5)	4.99%(5)	4.75%(5)	152%	$44,245
2017	$9.69	0.43	0.65	1.08	(0.48)	—	—	(0.48)	$10.29	11.35%	0.58%	0.91%	4.29%	3.96%	209%	$46,964
2016	$9.40	0.42	0.31	0.73	(0.44)	—	—	(0.44)	$9.69	7.92%	0.61%	0.92%	4.50%	4.19%	195%	$43,297
2015	$10.00	0.39	(0.57)	(0.18)	(0.39)	—	(0.03)	(0.42)	$9.40	(1.84)%	0.59%	0.91%	4.08%	3.76%	127%	$8,559
I Class
2020(4)	$9.82	0.26	0.09	0.35	(0.30)	—	—	(0.30)	$9.87	3.69%	0.45%(5)	0.72%(5)	5.22%(5)	4.95%(5)	78%	$33,747
2019	$10.06	0.47	(0.19)	0.28	(0.49)	(0.03)	—	(0.52)	$9.82	3.10%	0.46%	0.71%	4.83%	4.58%	213%	$27,800
2018(6)	$10.29	0.35	(0.21)	0.14	(0.36)	(0.01)	—	(0.37)	$10.06	1.45%	0.46%(5)	0.70%(5)	5.19%(5)	4.95%(5)	152%	$4,806
2017	$9.69	0.45	0.65	1.10	(0.50)	—	—	(0.50)	$10.29	11.57%	0.38%	0.71%	4.49%	4.16%	209%	$2,255
2016	$9.40	0.47	0.28	0.75	(0.46)	—	—	(0.46)	$9.69	8.14%	0.41%	0.72%	4.70%	4.39%	195%	$1,756
2015	$10.00	0.42	(0.58)	(0.16)	(0.41)	—	(0.03)	(0.44)	$9.40	(1.65)%	0.39%	0.71%	4.28%	3.96%	127%	$1,967

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(4)	$9.82	0.27	0.09	0.36	(0.30)	—	—	(0.30)	$9.88	3.76%	0.30%(5)	0.57%(5)	5.37%(5)	5.10%(5)	78%	$6
2019	$10.07	0.49	(0.20)	0.29	(0.51)	(0.03)	—	(0.54)	$9.82	3.14%	0.31%	0.56%	4.98%	4.73%	213%	$6
2018(6)	$10.29	0.36	(0.20)	0.16	(0.37)	(0.01)	—	(0.38)	$10.07	1.65%	0.31%(5)	0.55%(5)	5.34%(5)	5.10%(5)	152%	$5
2017(7)	$10.06	0.25	0.26	0.51	(0.28)	—	—	(0.28)	$10.29	5.17%	0.23%(5)	0.56%(5)	3.81%(5)	3.48%(5)	209%(3)	$5
A Class
2020(4)	$9.81	0.23	0.11	0.34	(0.28)	—	—	(0.28)	$9.87	3.46%	0.90%(5)	1.17%(5)	4.77%(5)	4.50%(5)	78%	$2,391
2019	$10.06	0.43	(0.20)	0.23	(0.45)	(0.03)	—	(0.48)	$9.81	2.53%	0.91%	1.16%	4.38%	4.13%	213%	$2,389
2018(6)	$10.29	0.32	(0.21)	0.11	(0.33)	(0.01)	—	(0.34)	$10.06	1.16%	0.91%(5)	1.15%(5)	4.74%(5)	4.50%(5)	152%	$2,434
2017	$9.69	0.41	0.64	1.05	(0.45)	—	—	(0.45)	$10.29	11.08%	0.83%	1.16%	4.04%	3.71%	209%	$2,200
2016	$9.40	0.42	0.28	0.70	(0.41)	—	—	(0.41)	$9.69	7.65%	0.86%	1.17%	4.25%	3.94%	195%	$2,400
2015	$10.00	0.38	(0.58)	(0.20)	(0.37)	—	(0.03)	(0.40)	$9.40	(2.08)%	0.84%	1.16%	3.83%	3.51%	127%	$1,647
C Class
2020(4)	$9.81	0.20	0.10	0.30	(0.24)	—	—	(0.24)	$9.87	3.07%	1.65%(5)	1.92%(5)	4.02%(5)	3.75%(5)	78%	$3,090
2019	$10.06	0.35	(0.19)	0.16	(0.38)	(0.03)	—	(0.41)	$9.81	1.77%	1.66%	1.91%	3.63%	3.38%	213%	$3,457
2018(6)	$10.28	0.27	(0.20)	0.07	(0.28)	(0.01)	—	(0.29)	$10.06	0.78%	1.66%(5)	1.90%(5)	3.99%(5)	3.75%(5)	152%	$3,412
2017	$9.69	0.33	0.64	0.97	(0.38)	—	—	(0.38)	$10.28	10.16%	1.58%	1.91%	3.29%	2.96%	209%	$2,350
2016	$9.40	0.35	0.28	0.63	(0.34)	—	—	(0.34)	$9.69	6.83%	1.61%	1.92%	3.50%	3.19%	195%	$1,765
2015	$10.00	0.31	(0.58)	(0.27)	(0.31)	—	(0.02)	(0.33)	$9.40	(2.79)%	1.59%	1.91%	3.08%	2.76%	127%	$1,570

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(4)	$9.81	0.23	0.09	0.32	(0.26)	—	—	(0.26)	$9.87	3.33%	1.15%(5)	1.42%(5)	4.52%(5)	4.25%(5)	78%	$132
2019	$10.06	0.40	(0.19)	0.21	(0.43)	(0.03)	—	(0.46)	$9.81	2.28%	1.16%	1.41%	4.13%	3.88%	213%	$104
2018(6)	$10.29	0.30	(0.20)	0.10	(0.32)	(0.01)	—	(0.33)	$10.06	1.00%	1.16%(5)	1.40%(5)	4.49%(5)	4.25%(5)	152%	$1,978
2017	$9.69	0.38	0.65	1.03	(0.43)	—	—	(0.43)	$10.29	10.81%	1.08%	1.41%	3.79%	3.46%	209%	$1,950
2016	$9.40	0.40	0.28	0.68	(0.39)	—	—	(0.39)	$9.69	7.37%	1.11%	1.42%	4.00%	3.69%	195%	$1,730
2015	$10.00	0.36	(0.58)	(0.22)	(0.35)	—	(0.03)	(0.38)	$9.40	(2.32)%	1.09%	1.41%	3.58%	3.26%	127%	$1,580
R5 Class
2020(4)	$9.83	0.26	0.10	0.36	(0.30)	—	—	(0.30)	$9.89	3.68%	0.45%(5)	0.72%(5)	5.22%(5)	4.95%(5)	78%	$7
2019	$10.07	0.47	(0.19)	0.28	(0.49)	(0.03)	—	(0.52)	$9.83	3.10%	0.46%	0.71%	4.83%	4.58%	213%	$5
2018(6)	$10.30	0.35	(0.21)	0.14	(0.36)	(0.01)	—	(0.37)	$10.07	1.45%	0.46%(5)	0.70%(5)	5.19%(5)	4.95%(5)	152%	$5
2017(7)	$10.06	0.24	0.27	0.51	(0.27)	—	—	(0.27)	$10.30	5.17%	0.38%(5)	0.71%(5)	3.66%(5)	3.33%(5)	209%(3)	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2020(4)	$9.82	0.30	0.06	0.36	(0.30)	—	—	(0.30)	$9.88	3.76%	0.30%(5)	0.57%(5)	5.37%(5)	5.10%(5)	78%	$243
2019	$10.07	0.48	(0.19)	0.29	(0.51)	(0.03)	—	(0.54)	$9.82	3.15%	0.31%	0.56%	4.98%	4.73%	213%	$88
2018(6)	$10.29	0.36	(0.20)	0.16	(0.37)	(0.01)	—	(0.38)	$10.07	1.65%	0.31%(5)	0.55%(5)	5.34%(5)	5.10%(5)	152%	$1,938
2017	$9.69	0.47	0.64	1.11	(0.51)	—	—	(0.51)	$10.29	11.73%	0.23%	0.56%	4.64%	4.31%	209%	$1,907
2016	$9.40	0.48	0.28	0.76	(0.47)	—	—	(0.47)	$9.69	8.30%	0.26%	0.57%	4.85%	4.54%	195%	$1,707
2015	$10.00	0.44	(0.58)	(0.14)	(0.43)	—	(0.03)	(0.46)	$9.40	(1.51)%	0.24%	0.56%	4.43%	4.11%	127%	$1,576

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(4)	Six months ended January 31, 2020 (unaudited).

(5)	Annualized.

(6)
December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.

(7)	April 10, 2017 (commencement of sale) through November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92643 2003

Semiannual Report

January 31, 2020

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information please visit our website, americancentury.com.

Stocks, Bonds Delivered Solid Gains

From higher-quality government bonds to higher-risk stocks, most major U.S. and global asset classes posted gains for the six months ended January 31. U.S. stocks, as measured by the S&P 500 Index, advanced 9.31% for the period, outpacing the 7.40% return for global stocks (MSCI ACWI). Broad-based U.S. and global bond indices also delivered solid, albeit more-modest, gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July, September and October. Similarly, the European Central Bank unveiled more stimulus. These efforts aided stocks and bonds. Additionally, modestly improving economic and earnings data and upbeat trade-policy news lifted stock investors' optimism. However, news of China’s COVID-19 outbreak in January stifled the stock market rally. Investors feared the virus would spread worldwide, stalling global growth.

Special COVID-19 Update

As we finalize this shareholder report in mid-March, the fears that emerged in late January unfortunately have become reality. The world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following government guidelines and protocols from leading health authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social-distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2020
Top Ten Common Stocks	% of net assets
Amazon.com, Inc.	0.7%
Alphabet, Inc.*	0.7%
salesforce.com, Inc.	0.5%
Mastercard, Inc., Class A	0.5%
Microsoft Corp.	0.5%
Visa, Inc., Class A	0.5%
Tesla, Inc.	0.4%
Facebook, Inc., Class A	0.4%
Chipotle Mexican Grill, Inc.	0.4%
Fiserv, Inc.	0.4%
*Includes all classes of the issuer held by the fund.

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	6.4 years
Average Duration (effective)	5.4 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	34.3%
Foreign Common Stocks*	8.4%
Affiliated Funds	36.5%
Corporate Bonds	5.5%
U.S. Treasury Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	1.8%
Sovereign Governments and Agencies	1.6%
Asset-Backed Securities	0.9%
Collateralized Loan Obligations	0.8%
Exchange-Traded Funds	0.5%
Collateralized Mortgage Obligations	0.5%
Commercial Mortgage-Backed Securities	0.5%
Municipal Securities	0.4%
Commercial Paper	0.1%
U.S. Government Agency Securities	0.1%
Temporary Cash Investments	4.1%
Other Assets and Liabilities	—**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,060.40	$4.82	0.93%
I Class	$1,000	$1,061.70	$3.78	0.73%
A Class	$1,000	$1,059.80	$6.11	1.18%
C Class	$1,000	$1,055.80	$9.97	1.93%
R Class	$1,000	$1,057.10	$7.39	1.43%
R5 Class	$1,000	$1,061.70	$3.78	0.73%
R6 Class	$1,000	$1,062.10	$3.01	0.58%
Hypothetical
Investor Class	$1,000	$1,020.46	$4.72	0.93%
I Class	$1,000	$1,021.47	$3.71	0.73%
A Class	$1,000	$1,019.20	$5.99	1.18%
C Class	$1,000	$1,015.43	$9.78	1.93%
R Class	$1,000	$1,017.95	$7.25	1.43%
R5 Class	$1,000	$1,021.47	$3.71	0.73%
R6 Class	$1,000	$1,022.22	$2.95	0.58%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 42.7%
Aerospace and Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(1)	2,437	$126,895
BAE Systems plc	43,174	361,105
Boeing Co. (The)	551	175,367
Embraer SA ADR	25,661	432,131
Kratos Defense & Security Solutions, Inc.(1)	3,441	63,108
Lockheed Martin Corp.	1,357	580,959
Mercury Systems, Inc.(1)	1,021	78,362
Safran SA	2,674	432,358
Textron, Inc.	9,033	414,886
TransDigm Group, Inc.	1,107	712,111
		3,377,282
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	2,740	200,130
United Parcel Service, Inc., Class B	6,201	641,927
		842,057
Airlines — 0.3%
Delta Air Lines, Inc.	6,155	343,080
Southwest Airlines Co.	32,896	1,808,622
		2,151,702
Auto Components — 0.3%
Aptiv plc	9,612	815,002
BorgWarner, Inc.	11,501	394,369
Cie Plastic Omnium SA	2,732	68,665
Hyundai Mobis Co. Ltd.	2,097	401,304
Hyundai Wia Corp.	1,899	67,935
Leoni AG(1)	9,542	112,430
Minth Group Ltd.	38,000	117,026
NOK Corp.	4,900	64,898
Visteon Corp.(1)	742	59,219
		2,100,848
Automobiles — 0.9%
Daimler AG	6,508	301,614
Honda Motor Co. Ltd. ADR	39,719	1,016,806
Hyundai Motor Co.	5,464	567,300
Kia Motors Corp.	6,689	227,812
Mazda Motor Corp.	32,600	271,386
Nissan Motor Co. Ltd.	85,700	465,252
Renault SA	4,333	168,410
Tesla, Inc.(1)	4,981	3,240,489
Thor Industries, Inc.	3,919	315,558

	Shares/ Principal Amount	Value
Winnebago Industries, Inc.	1,786	$97,801
		6,672,428
Banks — 2.5%
Bank Central Asia Tbk PT	195,300	458,954
Bank of America Corp.	49,451	1,623,476
Barclays plc	352,053	778,560
BNP Paribas SA	8,212	436,667
Citigroup, Inc.	6,908	514,024
Comerica, Inc.	12,695	776,426
Commerce Bancshares, Inc.	8,602	582,011
Commerzbank AG	62,581	360,254
FinecoBank Banca Fineco SpA	10,319	120,797
First Hawaiian, Inc.	24,443	710,314
Hana Financial Group, Inc.	7,163	197,135
HDFC Bank Ltd. ADR	7,261	415,910
JPMorgan Chase & Co.	14,850	1,965,546
M&T Bank Corp.	3,890	655,543
Mitsubishi UFJ Financial Group, Inc.	143,900	736,181
Mizuho Financial Group, Inc.	330,500	487,378
PNC Financial Services Group, Inc. (The)	10,316	1,532,442
Prosperity Bancshares, Inc.	3,844	269,849
Societe Generale SA	10,389	336,050
Standard Chartered plc (London)	24,333	202,552
Sumitomo Mitsui Financial Group, Inc.	10,500	367,953
SVB Financial Group(1)	639	153,571
Truist Financial Corp.	40,384	2,082,603
U.S. Bancorp	14,895	792,712
UMB Financial Corp.	5,056	336,022
UniCredit SpA	20,590	275,230
Veritex Holdings, Inc.	2,644	74,878
Wells Fargo & Co.	15,525	728,743
Westamerica Bancorporation	4,753	301,150
		18,272,931
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(1)	3,549	1,264,793
Brown-Forman Corp., Class B	3,901	263,864
Constellation Brands, Inc., Class A	10,212	1,922,919
PepsiCo, Inc.	14,231	2,021,086
Treasury Wine Estates Ltd.	35,979	307,166
		5,779,828
Biotechnology — 1.2%
AbbVie, Inc.	4,885	395,783
ACADIA Pharmaceuticals, Inc.(1)	1,800	71,892
Acceleron Pharma, Inc.(1)	1,214	110,207
Aimmune Therapeutics, Inc.(1)	1,286	39,930
Amarin Corp. plc ADR(1)	1,998	37,063
Amgen, Inc.	2,332	503,829

	Shares/ Principal Amount	Value
Amicus Therapeutics, Inc.(1)	5,405	$47,780
Arcutis Biotherapeutics, Inc.(1)	1,254	27,337
Arena Pharmaceuticals, Inc.(1)	1,662	75,937
Argenx SE(1)	675	97,530
Argenx SE ADR(1)	4,161	600,391
Biogen, Inc.(1)	2,026	544,690
Biohaven Pharmaceutical Holding Co. Ltd.(1)	630	30,549
Blueprint Medicines Corp.(1)	9,023	572,509
ChemoCentryx, Inc.(1)	976	41,402
CSL Ltd.	3,862	789,663
Deciphera Pharmaceuticals, Inc.(1)	587	36,764
Exact Sciences Corp.(1)	6,503	606,600
FibroGen, Inc.(1)	1,476	61,771
Flexion Therapeutics, Inc.(1)	2,510	43,975
Global Blood Therapeutics, Inc.(1)	832	54,296
Halozyme Therapeutics, Inc.(1)	3,473	65,918
Heron Therapeutics, Inc.(1)	1,992	41,553
Immunomedics, Inc.(1)	21,645	401,948
Insmed, Inc.(1)	3,472	71,315
Ionis Pharmaceuticals, Inc.(1)	12,058	703,223
Iovance Biotherapeutics, Inc.(1)	2,387	51,893
Mirati Therapeutics, Inc.(1)	304	26,396
MorphoSys AG(1)	921	115,350
Natera, Inc.(1)	3,047	106,675
PeptiDream, Inc.(1)	2,000	95,079
Principia Biopharma, Inc.(1)	596	31,379
PTC Therapeutics, Inc.(1)	1,296	66,744
Regeneron Pharmaceuticals, Inc.(1)	2,476	836,739
REGENXBIO, Inc.(1)	902	39,264
Sage Therapeutics, Inc.(1)	1,613	106,910
Stoke Therapeutics, Inc.(1)	1,097	30,672
Turning Point Therapeutics, Inc.(1)	3,242	189,657
Ultragenyx Pharmaceutical, Inc.(1)	894	46,980
Vertex Pharmaceuticals, Inc.(1)	5,931	1,346,634
Viela Bio, Inc.(1)	479	18,849
Viking Therapeutics, Inc.(1)	4,361	27,387
Vir Biotechnology, Inc.(1)	335	8,921
		9,219,384
Building Products — 0.4%
Builders FirstSource, Inc.(1)	4,180	103,643
Fortune Brands Home & Security, Inc.	11,592	796,486
Johnson Controls International plc	50,789	2,003,626
Lindab International AB	5,336	60,501
Masonite International Corp.(1)	148	11,116
PGT Innovations, Inc.(1)	3,001	46,516
Trex Co., Inc.(1)	1,219	119,755
		3,141,643

	Shares/ Principal Amount	Value
Capital Markets — 1.6%
Ameriprise Financial, Inc.	5,164	$854,177
Ares Management Corp., Class A	3,247	117,087
Bank of New York Mellon Corp. (The)	22,207	994,429
BlackRock, Inc.	550	290,043
Credit Suisse Group AG(1)	35,441	447,796
Euronext NV	1,532	132,815
Hamilton Lane, Inc., Class A	1,673	108,661
Intercontinental Exchange, Inc.	18,246	1,819,856
Intermediate Capital Group plc	9,485	216,675
London Stock Exchange Group plc	6,018	624,274
LPL Financial Holdings, Inc.	12,762	1,175,763
Morgan Stanley	12,052	629,838
MSCI, Inc.	3,074	878,549
Northern Trust Corp.	13,078	1,279,159
Partners Group Holding AG	479	439,295
S&P Global, Inc.	4,046	1,188,432
State Street Corp.	6,410	484,788
Tradeweb Markets, Inc., Class A	6,966	321,690
		12,003,327
Chemicals — 0.3%
Albemarle Corp.	3,384	271,668
Dow, Inc.	7,619	351,007
Ecolab, Inc.	1,128	221,212
Ferro Corp.(1)	5,360	73,325
Koninklijke DSM NV	3,668	448,481
Olin Corp.	3,244	48,238
Sherwin-Williams Co. (The)	688	383,209
Symrise AG	4,407	453,991
		2,251,131
Commercial Services and Supplies — 0.3%
A-Living Services Co. Ltd., H Shares	37,750	125,147
Babcock International Group plc	71,045	549,189
Brink's Co. (The)	1,688	142,113
Casella Waste Systems, Inc., Class A(1)	1,700	87,023
Clean Harbors, Inc.(1)	1,454	119,548
HomeServe plc	6,990	117,805
IAA, Inc.(1)	2,353	111,203
Loomis AB, B Shares	1,284	46,555
Republic Services, Inc.	4,381	416,414
Serco Group plc(1)	46,243	96,441
US Ecology, Inc.	1,677	90,575
Waste Management, Inc.	4,408	536,453
		2,438,466
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	3,097	691,684
AudioCodes Ltd.	2,998	64,277

	Shares/ Principal Amount	Value
Cisco Systems, Inc.	34,071	$1,566,244
F5 Networks, Inc.(1)	7,035	859,114
Motorola Solutions, Inc.	1,220	215,940
Telefonaktiebolaget LM Ericsson, B Shares	48,960	385,242
		3,782,501
Construction and Engineering†
Badger Daylighting Ltd.	1,791	46,731
Hazama Ando Corp.	13,200	107,671
NRW Holdings Ltd.	42,305	87,042
SHO-BOND Holdings Co. Ltd.	2,700	110,107
		351,551
Construction Materials — 0.1%
Cemex SAB de CV ADR	35,138	141,958
Vulcan Materials Co.	3,848	544,992
		686,950
Consumer Finance — 0.1%
American Express Co.	2,961	384,545
Cembra Money Bank AG	1,237	144,717
		529,262
Containers and Packaging — 0.3%
Ball Corp.	7,608	549,145
Berry Global Group, Inc.(1)	2,338	99,412
Graphic Packaging Holding Co.	16,648	260,208
Huhtamaki Oyj	560	24,949
Packaging Corp. of America	4,413	422,545
SIG Combibloc Group AG(1)	9,087	143,603
Sonoco Products Co.	6,720	383,981
WestRock Co.	7,069	275,691
		2,159,534
Distributors — 0.2%
Genuine Parts Co.	6,657	622,896
LKQ Corp.(1)	23,329	762,508
		1,385,404
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	3,654	598,269
Chegg, Inc.(1)	14,634	603,360
Grand Canyon Education, Inc.(1)	1,009	78,985
		1,280,614
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	7,296	1,637,441
ECN Capital Corp.	18,229	77,137
Element Fleet Management Corp.	9,445	90,710
Zenkoku Hosho Co. Ltd.	3,300	141,236
		1,946,524
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA(1)	23,513	1,169,133
Verizon Communications, Inc.	36,004	2,140,078
		3,309,211

	Shares/ Principal Amount	Value
Electric Utilities — 1.0%
Edison International	9,846	$753,711
Eversource Energy	4,536	419,308
Iberdrola SA	48,394	529,273
NextEra Energy, Inc.	5,014	1,344,755
Pinnacle West Capital Corp.	21,700	2,119,873
Xcel Energy, Inc.	31,993	2,213,596
		7,380,516
Electrical Equipment — 1.2%
AMETEK, Inc.	11,432	1,110,619
Eaton Corp. plc	7,769	733,937
Emerson Electric Co.	27,067	1,938,809
Hubbell, Inc.	11,372	1,628,812
Mabuchi Motor Co. Ltd.	2,000	73,044
Melrose Industries plc	177,435	548,548
Nexans SA	1,851	90,280
nVent Electric plc	45,035	1,121,372
Schneider Electric SE	8,973	899,479
Sensata Technologies Holding plc(1)	10,069	475,962
Signify NV	5,899	196,472
Varta AG(1)	409	34,916
		8,852,250
Electronic Equipment, Instruments and Components — 0.7%
Anritsu Corp.	5,900	113,971
Barco NV	689	171,479
CDW Corp.	1,966	256,465
Cognex Corp.	21,780	1,110,127
Electrocomponents plc	14,906	130,298
Hexagon AB, B Shares	7,952	433,385
Isra Vision AG	1,176	44,298
Keyence Corp.	1,100	372,961
Keysight Technologies, Inc.(1)	7,309	679,664
Landis+Gyr Group AG(1)	965	88,599
Murata Manufacturing Co. Ltd.	9,500	542,756
Rogers Corp.(1)	297	34,972
SYNNEX Corp.	863	118,887
TE Connectivity Ltd.	15,202	1,401,320
		5,499,182
Energy Equipment and Services — 0.4%
Baker Hughes Co.	21,345	462,333
Cactus, Inc., Class A	28,089	809,525
Schlumberger Ltd.	29,751	996,956
Subsea 7 SA	6,905	74,257
Tecnicas Reunidas SA(1)	10,074	245,751
TGS NOPEC Geophysical Co. ASA	1,979	50,300
		2,639,122

	Shares/ Principal Amount	Value
Entertainment — 0.5%
Embracer Group AB(1)	9,102	$76,002
Live Nation Entertainment, Inc.(1)	10,397	708,659
Netflix, Inc.(1)	4,071	1,404,861
Take-Two Interactive Software, Inc.(1)	5,201	648,253
Walt Disney Co. (The)	5,744	794,453
World Wrestling Entertainment, Inc., Class A	494	24,147
Zynga, Inc., Class A(1)	7,542	45,403
		3,701,778
Equity Real Estate Investment Trusts (REITs) — 3.1%
Agree Realty Corp.	3,319	252,012
Alexandria Real Estate Equities, Inc.	2,551	416,323
Allied Properties Real Estate Investment Trust	4,297	179,296
American Tower Corp.	418	96,867
Americold Realty Trust	12,019	414,295
Boston Properties, Inc.	3,103	444,815
Brixmor Property Group, Inc.	6,276	125,269
Camden Property Trust	3,905	439,039
Charter Hall Group	32,001	271,059
Comforia Residential REIT, Inc.	70	231,086
CoreSite Realty Corp.	494	58,020
Cousins Properties, Inc.	6,079	248,813
Derwent London plc	7,681	415,047
Embassy Office Parks REIT(1)	9,000	52,347
Empire State Realty Trust, Inc., Class A	24,981	338,742
Equinix, Inc.	942	555,526
Equity Residential	4,736	393,467
Essential Properties Realty Trust, Inc.	14,277	394,188
Fibra Uno Administracion SA de CV	349,932	575,025
Gaming and Leisure Properties, Inc.	5,501	259,950
Gecina SA	1,066	201,645
Global Medical REIT, Inc.	4,252	62,079
Goodman Group	35,234	345,549
Granite Real Estate Investment Trust	2,268	122,552
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,897	64,669
Healthpeak Properties, Inc.	18,305	658,797
Hudson Pacific Properties, Inc.	10,167	369,469
Inmobiliaria Colonial Socimi SA	9,408	126,079
Invesco Office J-Reit, Inc.	1,345	286,015
Invitation Homes, Inc.	20,486	644,694
Kilroy Realty Corp.	4,043	333,831
Link REIT	19,000	191,568
Mapletree Commercial Trust	121,749	208,991
Mapletree Industrial Trust	48,500	98,554
MGM Growth Properties LLC, Class A	18,702	597,342
Mitsui Fudosan Logistics Park, Inc.	64	310,084
Northview Apartment Real Estate Investment Trust	6,089	141,298

	Shares/ Principal Amount	Value
Orix JREIT, Inc.	223	$470,607
Piedmont Office Realty Trust, Inc., Class A	20,548	476,508
Prologis, Inc.	23,071	2,142,834
Rexford Industrial Realty, Inc.	12,919	622,567
Ryman Hospitality Properties, Inc.	2,245	190,892
Safestore Holdings plc	13,329	141,660
SBA Communications Corp.	8,289	2,068,603
Segro plc	24,804	299,028
Spirit Realty Capital, Inc.	3,675	193,966
Summit Industrial Income REIT	10,401	101,464
Sun Communities, Inc.	2,023	328,070
UDR, Inc.	6,573	314,912
UNITE Group plc (The)	19,014	320,099
VICI Properties, Inc.	16,917	453,376
Welltower, Inc.	21,124	1,793,639
Weyerhaeuser Co.	71,848	2,080,000
		22,922,627
Food and Staples Retailing — 0.3%
Cosmos Pharmaceutical Corp.	400	88,654
Costco Wholesale Corp.	667	203,782
Grocery Outlet Holding Corp.(1)	2,134	69,867
Kobe Bussan Co. Ltd.	2,800	107,950
Koninklijke Ahold Delhaize NV	24,754	608,074
Sysco Corp.	11,038	906,661
Walgreens Boots Alliance, Inc.	3,294	167,500
		2,152,488
Food Products — 0.6%
AAK AB	4,161	78,104
Ariake Japan Co. Ltd.	1,500	102,306
Ausnutria Dairy Corp. Ltd.(1)	34,000	41,354
Bakkafrost P/F	1,666	118,734
Beyond Meat, Inc.(1)	310	34,230
Conagra Brands, Inc.	17,901	589,301
J.M. Smucker Co. (The)	4,188	433,919
Kellogg Co.	3,356	228,913
Mondelez International, Inc., Class A	22,285	1,278,713
Nestle SA	5,992	661,481
Nomad Foods Ltd.(1)	4,328	87,339
Orkla ASA	56,215	546,191
		4,200,585
Gas Utilities — 0.2%
Atmos Energy Corp.	4,117	481,813
Chesapeake Utilities Corp.	654	62,921
Nippon Gas Co. Ltd.	3,700	116,728
Spire, Inc.	6,641	559,969
		1,221,431

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies — 1.7%
Baxter International, Inc.	5,312	$473,937
DexCom, Inc.(1)	1,493	359,440
Edwards Lifesciences Corp.(1)	1,945	427,628
Hologic, Inc.(1)	20,159	1,078,910
Hoya Corp.	3,800	365,272
ICU Medical, Inc.(1)	178	32,480
Insulet Corp.(1)	376	72,959
Intuitive Surgical, Inc.(1)	1,831	1,024,957
Masimo Corp.(1)	3,549	605,459
Medtronic plc	18,480	2,133,331
Nihon Kohden Corp.	1,200	35,252
OrthoPediatrics Corp.(1)	1,198	55,024
ResMed, Inc.	4,591	729,831
Siemens Healthineers AG	5,302	250,136
Silk Road Medical, Inc.(1)	2,614	121,656
Teleflex, Inc.	3,153	1,171,371
Terumo Corp.	12,400	442,603
Varian Medical Systems, Inc.(1)	2,837	398,797
Zimmer Biomet Holdings, Inc.	18,638	2,756,560
		12,535,603
Health Care Providers and Services — 1.2%
1Life Healthcare, Inc.(1)	1,099	24,255
Acadia Healthcare Co., Inc.(1)	2,168	69,658
Alfresa Holdings Corp.	11,900	240,062
Amplifon SpA	2,836	80,463
Cardinal Health, Inc.	13,454	688,979
Centene Corp.(1)	11,332	711,763
CVS Health Corp.	5,942	402,986
Encompass Health Corp.	18,336	1,412,422
Ensign Group, Inc. (The)	2,501	113,045
HealthEquity, Inc.(1)	1,904	125,778
Henry Schein, Inc.(1)	6,957	479,616
Humana, Inc.	1,012	340,275
Korian SA	3,197	146,422
McKesson Corp.	4,134	589,550
Pennant Group, Inc. (The)(1)	1,861	49,130
Quest Diagnostics, Inc.	16,708	1,849,074
R1 RCM, Inc.(1)	12,971	162,138
UnitedHealth Group, Inc.	2,593	706,463
Universal Health Services, Inc., Class B	3,894	533,906
		8,725,985
Health Care Technology — 0.3%
Cerner Corp.	21,665	1,556,197
Health Catalyst, Inc.(1)	12,410	405,186
Inspire Medical Systems, Inc.(1)	857	64,104

	Shares/ Principal Amount	Value
Teladoc Health, Inc.(1)	1,698	$172,704
		2,198,191
Hotels, Restaurants and Leisure — 0.9%
Autogrill SpA	4,817	46,813
Carnival Corp.	10,614	462,027
Chipotle Mexican Grill, Inc.(1)	3,397	2,944,384
Churchill Downs, Inc.	1,126	162,572
Hilton Worldwide Holdings, Inc.	5,372	579,102
Jumbo Interactive Ltd.	7,284	64,338
Las Vegas Sands Corp.	4,157	271,494
Planet Fitness, Inc., Class A(1)	9,979	806,203
Royal Caribbean Cruises Ltd.	3,876	453,802
Sodexo SA	4,763	498,652
Starbucks Corp.	4,804	407,523
		6,696,910
Household Durables — 0.3%
Bellway plc	2,849	150,552
Breville Group Ltd.	751	9,200
Cyrela Brazil Realty SA Empreendimentos e Participacoes	21,200	158,359
Haseko Corp.	45,100	587,468
Man Wah Holdings Ltd.	92,800	64,196
Pressance Corp.	800	8,928
PulteGroup, Inc.	8,391	374,658
Skyline Champion Corp.(1)	3,090	88,838
Taylor Wimpey plc	56,881	162,376
Tempur Sealy International, Inc.(1)	1,003	91,895
Token Corp.	1,300	90,065
TopBuild Corp.(1)	1,576	180,468
		1,967,003
Household Products — 0.4%
Colgate-Palmolive Co.	13,417	989,906
Kimberly-Clark Corp.	2,639	378,011
Procter & Gamble Co. (The)	13,568	1,690,844
Reynolds Consumer Products, Inc.(1)	2,802	79,997
		3,138,758
Independent Power and Renewable Electricity Producers†
Falck Renewables SpA	10,039	65,360
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	2,795	484,150
Siemens AG	7,160	886,699
		1,370,849
Insurance — 1.2%
Aegon NV	126,520	514,079
Aflac, Inc.	12,614	650,504
AIA Group Ltd.	74,400	733,510
Arthur J. Gallagher & Co.	1,536	157,547
Brown & Brown, Inc.	5,252	235,815

	Shares/ Principal Amount	Value
BRP Group, Inc., Class A(1)	5,443	$82,080
Chubb Ltd.	12,218	1,857,014
eHealth, Inc.(1)	920	96,747
Globe Life, Inc.	1,156	120,525
Goosehead Insurance, Inc., Class A	2,086	108,847
Kinsale Capital Group, Inc.	1,387	158,423
NN Group NV	4,302	149,531
Palomar Holdings, Inc.(1)	2,389	127,692
ProAssurance Corp.	13,006	394,992
Progressive Corp. (The)	4,359	351,728
Prudential Financial, Inc.	4,603	419,149
Reinsurance Group of America, Inc.	12,853	1,851,475
Travelers Cos., Inc. (The)	3,841	505,552
Zurich Insurance Group AG	1,439	598,133
		9,113,343
Interactive Media and Services — 1.5%
Alphabet, Inc., Class A(1)	1,497	2,144,872
Alphabet, Inc., Class C(1)	2,081	2,984,632
Facebook, Inc., Class A(1)	15,899	3,210,167
Pinterest, Inc., Class A(1)	8,765	193,093
Tencent Holdings Ltd.	27,800	1,320,030
Twitter, Inc.(1)	35,841	1,164,116
		11,016,910
Internet and Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd. ADR(1)	3,134	647,453
Amazon.com, Inc.(1)	2,557	5,136,297
Etsy, Inc.(1)	789	38,511
HelloFresh SE(1)	4,516	107,932
Takeaway.com NV(1)	822	77,522
Trainline plc(1)	19,294	120,699
		6,128,414
IT Services — 2.5%
Accenture plc, Class A	3,381	693,815
Adyen NV(1)	549	504,451
Afterpay Ltd.(1)	3,875	98,153
Alten SA	845	104,906
CACI International, Inc., Class A(1)	587	156,987
Fiserv, Inc.(1)	24,578	2,915,197
FleetCor Technologies, Inc.(1)	3,569	1,125,056
GDS Holdings Ltd. ADR(1)	5,931	306,692
Genpact Ltd.	2,263	100,183
GMO Payment Gateway, Inc.	900	58,520
I3 Verticals, Inc., Class A(1)	2,523	81,468
International Business Machines Corp.	1,996	286,885
Limelight Networks, Inc.(1)	11,182	55,798
Mastercard, Inc., Class A	12,407	3,919,868
Megaport Ltd.(1)	6,482	47,978

	Shares/ Principal Amount	Value
NEXTDC Ltd.(1)	20,297	$100,850
Okta, Inc.(1)	11,631	1,489,349
PayPal Holdings, Inc.(1)	3,811	434,035
Repay Holdings Corp.(1)	3,747	63,362
SCSK Corp.	1,400	75,075
SHIFT, Inc.(1)	1,200	81,455
Square, Inc., Class A(1)	37,600	2,808,344
Visa, Inc., Class A	17,251	3,432,431
		18,940,858
Leisure Products†
BRP, Inc.	2,894	147,740
Callaway Golf Co.	4,320	92,534
Games Workshop Group plc	1,150	100,694
		340,968
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	5,972	493,048
Bruker Corp.	12,383	612,587
Evotec SE(1)	2,609	70,467
Lonza Group AG(1)	1,472	605,244
Mettler-Toledo International, Inc.(1)	660	499,739
NeoGenomics, Inc.(1)	3,486	112,354
PRA Health Sciences, Inc.(1)	1,287	130,386
Tecan Group AG	472	133,635
		2,657,460
Machinery — 0.8%
ATS Automation Tooling Systems, Inc.(1)	3,386	52,016
Caterpillar, Inc.	1,963	257,840
Chart Industries, Inc.(1)	2,057	131,607
Cummins, Inc.	5,935	949,422
FANUC Corp.	1,400	254,703
Georg Fischer AG	86	84,370
Graco, Inc.	6,474	344,093
Harmonic Drive Systems, Inc.	1,300	58,267
IMI plc	33,013	478,793
Ingersoll-Rand plc	8,927	1,189,344
Kennametal, Inc.	2,222	69,526
Kornit Digital Ltd.(1)	3,120	130,354
Nabtesco Corp.	3,200	91,332
Navistar International Corp.(1)	2,267	83,017
PACCAR, Inc.	6,149	456,317
Parker-Hannifin Corp.	4,193	820,528
RBC Bearings, Inc.(1)	796	123,786
Rotork plc	13,692	54,737
Valmet Oyj	2,831	61,454
Westinghouse Air Brake Technologies Corp.	7,214	532,826
		6,224,332

	Shares/ Principal Amount	Value
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA	18,411	$62,415
Comcast Corp., Class A	12,775	551,752
Fox Corp., Class B(1)	9,238	335,617
Future plc	2,815	47,507
Nippon Television Holdings, Inc.	20,800	280,752
Stroeer SE & Co. KGaA	1,034	82,270
TV Asahi Holdings Corp.	7,900	150,729
		1,511,042
Metals and Mining†
Saracen Mineral Holdings Ltd.(1)	18,319	48,971
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	9,132	212,319
Multi-Utilities — 0.2%
Ameren Corp.	6,469	530,782
NorthWestern Corp.	7,588	584,048
WEC Energy Group, Inc.	3,397	339,326
		1,454,156
Multiline Retail — 0.2%
Magazine Luiza SA	45,843	597,310
Pan Pacific International Holdings Corp.	23,000	370,892
Target Corp.	5,298	586,701
		1,554,903
Oil, Gas and Consumable Fuels — 1.1%
Callon Petroleum Co.(1)	17,832	53,496
Chevron Corp.	8,744	936,832
ConocoPhillips	27,261	1,620,121
Devon Energy Corp.	6,227	135,251
Eni SpA	37,022	519,270
Gazprom PJSC ADR	45,015	315,402
Gazprom PJSC	23,034	81,629
Gaztransport Et Technigaz SA	317	32,029
Gibson Energy, Inc.	5,279	105,947
Imperial Oil Ltd.	11,570	274,344
Neste Oyj	13,922	553,955
Noble Energy, Inc.	18,397	363,709
ONEOK, Inc.	7,483	560,252
PetroChina Co. Ltd., H Shares	746,000	328,571
Phillips 66	2,645	241,674
Saras SpA	181,216	243,361
Surgutneftegas PJSC Preference Shares	934,282	526,795
TOTAL SA ADR	28,287	1,374,465
Valero Energy Corp.	2,078	175,196
		8,442,299
Paper and Forest Products — 0.2%
Boise Cascade Co.	1,354	49,015
Canfor Corp.(1)	9,472	85,100

	Shares/ Principal Amount	Value
Mondi plc	56,349	$1,153,514
		1,287,629
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	945	184,426
Fancl Corp.	1,700	44,711
Inter Parfums, Inc.	713	49,275
Ontex Group NV	9,272	167,663
Shiseido Co. Ltd.	6,200	400,660
		846,735
Pharmaceuticals — 1.2%
AstraZeneca plc	6,471	632,689
Bristol-Myers Squibb Co.	10,224	643,601
Catalent, Inc.(1)	9,303	568,413
Dechra Pharmaceuticals plc	1,899	71,439
GlaxoSmithKline plc	25,689	603,180
Horizon Therapeutics plc(1)	2,306	79,534
Johnson & Johnson	11,813	1,758,601
Merck & Co., Inc.	10,510	897,974
MyoKardia, Inc.(1)	791	53,812
Novartis AG	6,252	591,404
Novo Nordisk A/S, B Shares	7,006	427,685
Optinose, Inc.(1)	2,511	19,661
Pfizer, Inc.	29,616	1,102,900
Reata Pharmaceuticals, Inc., Class A(1)	209	45,727
Sanofi	1,122	108,210
Sanofi ADR	13,325	643,198
Zoetis, Inc.	2,276	305,462
		8,553,490
Professional Services — 0.8%
ASGN, Inc.(1)	2,154	145,804
BeNEXT Group, Inc.	3,500	36,077
Capita plc(1)	249,138	477,058
CoStar Group, Inc.(1)	443	289,275
IHS Markit Ltd.(1)	14,303	1,127,935
Nihon M&A Center, Inc.	3,200	92,038
Recruit Holdings Co. Ltd.	17,100	668,785
Robert Half International, Inc.	4,671	271,712
Teleperformance	2,579	648,192
TriNet Group, Inc.(1)	1,413	80,626
UT Group Co. Ltd.	4,200	104,558
Verisk Analytics, Inc.	11,342	1,842,735
		5,784,795
Real Estate Management and Development — 0.6%
Altus Group Ltd.	1,771	58,012
Aroundtown SA	21,445	203,119
Ayala Land, Inc.	165,690	134,636
CapitaLand Ltd.	49,700	130,853

	Shares/ Principal Amount	Value
CBRE Group, Inc., Class A(1)	2,995	$182,845
Colliers International Group, Inc.	1,089	88,295
Corp. Inmobiliaria Vesta SAB de CV	89,256	162,966
Fabege AB	16,909	289,738
Fastighets AB Balder, B Shares(1)	2,829	134,199
FirstService Corp.	2,045	201,209
Longfor Group Holdings Ltd.	55,500	233,883
Mitsubishi Estate Co. Ltd.	23,100	452,482
Mitsui Fudosan Co. Ltd.	16,800	443,962
New World Development Co. Ltd.	97,000	120,950
Nexity SA	1,347	65,106
Open House Co. Ltd.	1,900	50,732
Samhallsbyggnadsbolaget i Norden AB	34,044	83,960
Shimao Property Holdings Ltd.	43,500	140,502
Shurgard Self Storage SA	2,582	93,901
Sun Hung Kai Properties Ltd.	21,000	291,087
Times China Holdings Ltd.	80,000	139,833
VGP NV	1,011	113,749
Vonovia SE	8,229	470,150
		4,286,169
Road and Rail — 0.3%
ArcBest Corp.	2,827	63,070
Heartland Express, Inc.	23,881	446,336
J.B. Hunt Transport Services, Inc.	6,193	668,411
Localiza Rent a Car SA	29,630	367,867
Norfolk Southern Corp.	2,137	444,945
Sixt SE	549	55,582
TFI International, Inc.	2,846	91,139
Union Pacific Corp.	2,032	364,581
		2,501,931
Semiconductors and Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(1)	22,215	1,044,105
Applied Materials, Inc.	33,832	1,961,918
ASML Holding NV	1,500	420,683
Broadcom, Inc.	1,365	416,543
Entegris, Inc.	1,032	53,416
Inphi Corp.(1)	1,155	87,734
Intel Corp.	8,827	564,310
Lasertec Corp.	2,100	103,807
Lattice Semiconductor Corp.(1)	4,460	82,956
Marvell Technology Group Ltd.	15,116	363,389
Maxim Integrated Products, Inc.	18,193	1,093,763
Microchip Technology, Inc.	3,855	375,785
Micron Technology, Inc.(1)	9,312	494,374
MKS Instruments, Inc.	495	51,886
Monolithic Power Systems, Inc.	426	72,919
Nova Measuring Instruments Ltd.(1)	1,829	69,575

	Shares/ Principal Amount	Value
NVIDIA Corp.	2,129	$503,360
Power Integrations, Inc.	866	84,582
Silicon Laboratories, Inc.(1)	472	46,402
SOITEC(1)	787	74,458
Taiwan Semiconductor Manufacturing Co. Ltd.	59,000	631,166
Texas Instruments, Inc.	1,877	226,460
Xilinx, Inc.	2,076	175,381
		8,998,972
Software — 3.0%
Adobe, Inc.(1)	1,170	410,834
Atlassian Corp. plc, Class A(1)	4,788	703,836
Avalara, Inc.(1)	995	84,714
Avast plc	26,474	148,230
AVEVA Group plc	1,394	90,408
Bottomline Technologies de, Inc.(1)	1,606	86,082
Cadence Design Systems, Inc.(1)	14,066	1,014,299
Coupa Software, Inc.(1)	3,593	579,012
Dassault Systemes SE	2,560	444,304
Descartes Systems Group, Inc. (The)(1)	2,303	103,247
DocuSign, Inc.(1)	24,475	1,921,532
Elastic NV(1)	559	36,268
Envestnet, Inc.(1)	2,335	184,161
Fair Isaac Corp.(1)	166	66,795
Five9, Inc.(1)	1,998	143,316
Globant SA(1)	900	110,430
Microsoft Corp.	21,732	3,699,438
Model N, Inc.(1)	2,900	90,451
Palo Alto Networks, Inc.(1)	2,692	632,028
Paycom Software, Inc.(1)	2,664	847,578
Paylocity Holding Corp.(1)	958	135,931
Proofpoint, Inc.(1)	5,128	629,770
Rapid7, Inc.(1)	2,677	158,960
RingCentral, Inc., Class A(1)	12,510	2,571,806
salesforce.com, Inc.(1)	21,900	3,992,589
Slack Technologies, Inc., Class A(1)	23,930	496,069
Splunk, Inc.(1)	14,045	2,180,627
TeamViewer AG(1)	2,218	79,434
Temenos AG(1)	2,159	347,504
		21,989,653
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	5,257	692,610
Best Buy Co., Inc.	943	79,863
Boot Barn Holdings, Inc.(1)	3,065	128,638
Burlington Stores, Inc.(1)	4,167	906,197
Five Below, Inc.(1)	5,744	650,336
Floor & Decor Holdings, Inc., Class A(1)	11,460	565,093
Home Depot, Inc. (The)	4,426	1,009,570

	Shares/ Principal Amount	Value
JD Sports Fashion plc	9,538	$103,832
Kingfisher plc	289,687	784,251
National Vision Holdings, Inc.(1)	3,203	109,286
Ross Stores, Inc.	4,163	467,047
TJX Cos., Inc. (The)	9,751	575,699
		6,072,422
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	8,758	2,710,689
HP, Inc.	17,019	362,845
		3,073,534
Textiles, Apparel and Luxury Goods — 0.5%
ANTA Sports Products Ltd.	31,000	267,794
Burberry Group plc	14,221	365,230
Canada Goose Holdings, Inc.(1)	10,749	322,470
Crocs, Inc.(1)	2,767	104,897
lululemon athletica, Inc.(1)	2,229	533,600
NIKE, Inc., Class B	17,306	1,666,568
Puma SE	5,605	450,311
VF Corp.	3,420	283,757
		3,994,627
Thrifts and Mortgage Finance — 0.1%
Aruhi Corp.	4,800	78,200
Capitol Federal Financial, Inc.	33,431	440,621
NMI Holdings, Inc., Class A(1)	3,732	119,125
		637,946
Trading Companies and Distributors — 0.3%
AerCap Holdings NV(1)	5,778	327,093
Applied Industrial Technologies, Inc.	1,320	85,232
Diploma plc	2,790	71,710
Grafton Group plc	9,186	111,944
IMCD NV	970	83,655
MonotaRO Co. Ltd.	14,100	341,754
MSC Industrial Direct Co., Inc., Class A	6,617	450,419
Seven Group Holdings Ltd.	11,049	146,989
SiteOne Landscape Supply, Inc.(1)	937	90,467
Univar Solutions, Inc.(1)	18,039	388,741
Yamazen Corp.	6,700	61,979
		2,159,983
Water Utilities†
SJW Group	779	57,140
Wireless Telecommunication Services†
Rogers Communications, Inc., Class B	6,246	312,725
TOTAL COMMON STOCKS (Cost $238,826,347)		317,154,942
AFFILIATED FUNDS(2) — 36.5%
American Century Diversified Corporate Bond ETF	288,278	14,984,690
American Century Quality Diversified International ETF	771,128	31,500,579

		Shares/ Principal Amount	Value
American Century STOXX U.S. Quality Growth ETF		1,024,537	$46,170,043
American Century STOXX U.S. Quality Value ETF		921,346	38,642,817
Avantis Emerging Markets Equity ETF		750,666	38,614,259
Avantis International Equity ETF		564,074	29,544,730
Avantis International Small Cap Value ETF		174,400	9,159,488
Avantis U.S. Equity ETF		965,233	52,161,191
Avantis U.S. Small Cap Value ETF		212,104	10,501,375
TOTAL AFFILIATED FUNDS (Cost $261,719,491)			271,279,172
CORPORATE BONDS — 5.5%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.40%, 4/15/21		$45,000	46,302
Arconic, Inc., 5.125%, 10/1/24		160,000	172,875
Bombardier, Inc., 8.75%, 12/1/21(3)		25,000	26,806
Bombardier, Inc., 5.75%, 3/15/22(3)		125,000	124,910
Bombardier, Inc., 6.00%, 10/15/22(3)		30,000	29,475
TransDigm, Inc., 6.375%, 6/15/26		50,000	52,780
United Technologies Corp., 6.05%, 6/1/36		66,000	92,421
			545,569
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(3)		30,000	30,578
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		125,000	125,281
United Airlines Holdings, Inc., 5.00%, 2/1/24		140,000	148,925
			274,206
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		15,000	15,230
ZF North America Capital, Inc., 4.75%, 4/29/25(3)		110,000	118,022
			133,252
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	346,539
General Motors Co., 5.15%, 4/1/38		60,000	64,006
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	132,083
			542,628
Banks — 0.7%
Akbank T.A.S., 5.00%, 10/24/22		70,000	72,296
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		143,000	153,124
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	120,819
Banistmo SA, 3.65%, 9/19/22		$150,000	153,798
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	138,274
Bank of America Corp., MTN, 5.00%, 1/21/44		$55,000	73,495
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		20,000	25,201
Bank of America Corp., VRN, 3.42%, 12/20/28		13,000	13,981
Bank of Montreal, MTN, 3.30%, 2/5/24		205,000	216,401
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	63,071
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	114,921
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	117,714

		Shares/ Principal Amount	Value
CIT Group, Inc., 5.00%, 8/15/22		$160,000	$170,399
CIT Group, Inc., 5.00%, 8/1/23		50,000	53,729
Citigroup, Inc., 2.75%, 4/25/22		110,000	112,051
Citigroup, Inc., VRN, 3.52%, 10/27/28		140,000	150,796
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	138,719
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	114,320
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	80,709
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	114,039
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	130,000	155,248
Fifth Third BanCorp., 4.30%, 1/16/24		$40,000	43,320
HSBC Holdings plc, 2.95%, 5/25/21		200,000	202,997
HSBC Holdings plc, 4.375%, 11/23/26		200,000	220,809
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		170,000	178,049
JPMorgan Chase & Co., 3.875%, 9/10/24		405,000	437,930
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	116,208
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48		50,000	59,320
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		20,000	23,468
KEB Hana Bank, MTN, 4.375%, 9/30/24		114,000	122,865
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	95,926
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	34,027
PNC Bank N.A., VRN, 2.03%, 12/9/22		$250,000	251,349
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	60,306
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	118,581
Wells Fargo & Co., 4.125%, 8/15/23		100,000	107,307
Wells Fargo & Co., 3.00%, 4/22/26		140,000	146,905
Wells Fargo & Co., MTN, 2.60%, 7/22/20		225,000	225,859
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	43,624
Westpac Banking Corp., VRN, 1.85%, (Daily EFFR plus 0.38%), 2/14/20		500,000	500,018
Woori Bank, MTN, 4.75%, 4/30/24		86,000	93,366
			5,435,339
Beverages†
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		130,000	162,637
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		20,000	21,386
AbbVie, Inc., 4.40%, 11/6/42		80,000	90,721
Amgen, Inc., 4.66%, 6/15/51		80,000	97,139
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	41,747
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	250,095
			501,088
Building Products†
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		87,000	90,661
Standard Industries, Inc., 6.00%, 10/15/25(3)		100,000	104,624
			195,285
Capital Markets — 0.2%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	135,299

		Shares/ Principal Amount	Value
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	$70,818
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$195,000	208,205
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	80,000
MDGH - GMTN B.V., 3.25%, 4/28/22(3)		57,000	58,374
Morgan Stanley, MTN, 3.70%, 10/23/24		270,000	291,304
Morgan Stanley, MTN, 4.00%, 7/23/25		200,000	219,908
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		150,000	152,779
SURA Asset Management SA, 4.375%, 4/11/27		55,000	59,557
			1,276,244
Chemicals — 0.1%
CF Industries, Inc., 3.45%, 6/1/23		95,000	97,849
Element Solutions, Inc., 5.875%, 12/1/25(3)		80,000	82,889
Equate Petrochemical BV, 4.25%, 11/3/26(3)		46,000	49,701
Huntsman International LLC, 5.125%, 11/15/22		85,000	90,903
Olin Corp., 5.125%, 9/15/27		70,000	73,115
Tronox Finance plc, 5.75%, 10/1/25(3)		30,000	29,712
			424,169
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		100,000	106,018
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		60,000	60,407
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)		64,000	67,160
Republic Services, Inc., 3.55%, 6/1/22		100,000	103,666
RR Donnelley & Sons Co., 6.00%, 4/1/24		90,000	92,062
			429,313
Communications Equipment†
CommScope Technologies LLC, 6.00%, 6/15/25(3)		85,000	81,335
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		115,000	118,978
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/1/31		70,000	98,868
Capital One Financial Corp., 3.80%, 1/31/28		180,000	196,283
Navient Corp., 5.00%, 10/26/20		65,000	65,985
Navient Corp., 5.50%, 1/25/23		220,000	230,450
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		90,000	96,528
			688,114
Containers and Packaging — 0.1%
Ball Corp., 5.00%, 3/15/22		40,000	42,321
Ball Corp., 5.25%, 7/1/25		35,000	39,273
Berry Global, Inc., 5.50%, 5/15/22		85,000	85,849
Berry Global, Inc., 5.125%, 7/15/23		60,000	61,201
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		190,000	200,245
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(3)		40,000	41,318
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(3)		40,000	42,833
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)		100,000	102,584

	Shares/ Principal Amount	Value
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)	$200,000	$206,875
Sealed Air Corp., 5.125%, 12/1/24(3)	105,000	113,663
		936,162
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	30,000	31,039
Fiore Capital LLC, VRDN, 1.60%, 2/7/20 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
Voya Financial, Inc., 5.70%, 7/15/43	50,000	68,367
Voya Financial, Inc., VRN, 5.65%, 5/15/53	75,000	79,819
		629,225
Diversified Telecommunication Services — 0.2%
Altice France SA, 7.375%, 5/1/26(3)	140,000	149,191
AT&T, Inc., 3.40%, 5/15/25	70,000	74,370
AT&T, Inc., 2.95%, 7/15/26	80,000	83,268
AT&T, Inc., 3.80%, 2/15/27	60,000	65,502
AT&T, Inc., 4.10%, 2/15/28	30,000	33,260
AT&T, Inc., 5.15%, 11/15/46	91,000	111,297
CenturyLink, Inc., 5.625%, 4/1/20	170,000	170,840
CenturyLink, Inc., 5.80%, 3/15/22	90,000	95,023
Frontier Communications Corp., 11.00%, 9/15/25	10,000	4,650
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	108,775
Inmarsat Finance plc, 4.875%, 5/15/22(3)	50,000	50,719
Level 3 Financing, Inc., 5.375%, 8/15/22	134,000	134,569
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	56,902
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)	86,000	91,410
Orange SA, 4.125%, 9/14/21	70,000	72,852
Telefonica Emisiones SA, 5.46%, 2/16/21	10,000	10,372
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)	115,000	118,112
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	50,007
Verizon Communications, Inc., 5.01%, 8/21/54	30,000	40,830
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	143,267
		1,665,216
Electric Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	53,604
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	45,007
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	75,452
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	45,352
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	47,454
Exelon Corp., 4.45%, 4/15/46	20,000	23,588
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	41,977
FirstEnergy Corp., 4.25%, 3/15/23	70,000	74,620
FirstEnergy Corp., 4.85%, 7/15/47	20,000	24,738
Florida Power & Light Co., 3.95%, 3/1/48	30,000	35,698
Georgia Power Co., 4.30%, 3/15/42	30,000	34,772
Greenko Investment Co., 4.875%, 8/16/23(3)	57,000	57,098
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)	57,000	64,965
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	73,877

	Shares/ Principal Amount	Value
Pampa Energia SA, 7.50%, 1/24/27	$114,000	$99,408
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,932
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	21,872
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	22,613
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	74,377
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	32,274
		989,678
Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24	105,000	94,063
Entertainment†
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	89,092
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	55,705
Walt Disney Co. (The), 4.75%, 9/15/44	30,000	38,764
		183,561
Equity Real Estate Investment Trusts (REITs) — 0.1%
Boston Properties LP, 3.65%, 2/1/26	70,000	75,949
Equinix, Inc., 5.375%, 5/15/27	90,000	97,708
Essex Portfolio LP, 3.25%, 5/1/23	20,000	20,779
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	77,067
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	126,405
Iron Mountain, Inc., 4.875%, 9/15/27(3)	100,000	103,232
Kilroy Realty LP, 3.80%, 1/15/23	60,000	62,826
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	98,359
SBA Communications Corp., 4.875%, 7/15/22	125,000	126,810
Service Properties Trust, 4.65%, 3/15/24	80,000	84,335
		873,470
Food and Staples Retailing†
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	150,000	156,374
Kroger Co. (The), 3.875%, 10/15/46	30,000	30,544
Walmart, Inc., 2.55%, 4/11/23	4,000	4,117
		191,035
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25	80,000	81,837
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)	60,000	61,575
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)	80,000	83,073
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	90,000	94,688
MHP SE, 7.75%, 5/10/24(3)	71,000	76,653
Minerva Luxembourg SA, 5.875%, 1/19/28(3)	40,000	42,226
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)	280,000	288,284
Post Holdings, Inc., 5.00%, 8/15/26(3)	200,000	206,870
		935,206
Gas Utilities†
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	143,000	149,607
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	114,000	124,550
		274,157

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies†
Medtronic, Inc., 3.50%, 3/15/25	$58,000	$62,854
Medtronic, Inc., 4.375%, 3/15/35	36,000	44,646
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(3)	12,000	11,985
		119,485
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	25,102
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	71,079
Aetna, Inc., 2.75%, 11/15/22	60,000	61,256
Anthem, Inc., 4.65%, 1/15/43	40,000	46,271
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	102,250
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(3)	55,000	49,554
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(3)	17,000	17,616
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(3)	42,000	25,830
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(3)	150,000	141,437
CommonSpirit Health, 2.95%, 11/1/22	40,000	41,050
CVS Health Corp., 3.50%, 7/20/22	50,000	51,816
CVS Health Corp., 4.30%, 3/25/28	120,000	133,228
CVS Health Corp., 4.78%, 3/25/38	40,000	46,787
CVS Health Corp., 5.05%, 3/25/48	60,000	72,597
DaVita, Inc., 5.125%, 7/15/24	107,000	109,631
DaVita, Inc., 5.00%, 5/1/25	155,000	159,198
Encompass Health Corp., 5.75%, 11/1/24	32,000	32,458
Envision Healthcare Corp., 8.75%, 10/15/26(3)	200,000	121,170
HCA, Inc., 7.50%, 2/15/22	215,000	236,386
HCA, Inc., 5.00%, 3/15/24	110,000	121,914
HCA, Inc., 5.375%, 2/1/25	220,000	246,331
HCA, Inc., 4.50%, 2/15/27	70,000	77,003
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	45,000	26,570
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	251,694
Tenet Healthcare Corp., 6.75%, 6/15/23	50,000	54,479
Tenet Healthcare Corp., 5.125%, 5/1/25	150,000	153,000
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	81,766
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	87,592
UnitedHealth Group, Inc., 4.75%, 7/15/45	50,000	62,822
		2,707,887
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	130,000	134,261
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	79,883
Eldorado Resorts, Inc., 7.00%, 8/1/23	160,000	165,899
Golden Nugget, Inc., 6.75%, 10/15/24(3)	140,000	144,227
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	150,000	152,687
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	90,000	92,287
International Game Technology plc, 6.25%, 2/15/22(3)	170,000	178,378
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(3)	45,000	47,251

		Shares/ Principal Amount	Value
McDonald's Corp., MTN, 3.375%, 5/26/25		$30,000	$32,149
McDonald's Corp., MTN, 4.70%, 12/9/35		20,000	24,859
McDonald's Corp., MTN, 4.45%, 3/1/47		70,000	83,615
MGM Resorts International, 6.00%, 3/15/23		135,000	148,403
MGM Resorts International, 4.625%, 9/1/26		50,000	52,571
Penn National Gaming, Inc., 5.625%, 1/15/27(3)		175,000	184,179
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		30,000	32,565
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)		235,000	245,573
Yum! Brands, Inc., 3.75%, 11/1/21		50,000	51,295
			1,850,082
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27		90,000	93,602
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)		50,000	50,812
Meritage Homes Corp., 5.125%, 6/6/27		190,000	204,791
PulteGroup, Inc., 5.50%, 3/1/26		100,000	111,982
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)		60,000	61,225
Toll Brothers Finance Corp., 4.35%, 2/15/28		50,000	52,768
William Lyon Homes, Inc., 5.875%, 1/31/25		115,000	118,785
			693,965
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		65,000	67,248
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,650
			108,898
Independent Power and Renewable Electricity Producers†
Listrindo Capital BV, 4.95%, 9/14/26		57,000	58,847
NRG Energy, Inc., 7.25%, 5/15/26		75,000	81,328
			140,175
Industrial Conglomerates†
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)		229,000	229,273
Insurance — 0.2%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	126,992
American International Group, Inc., 4.125%, 2/15/24		$110,000	119,325
American International Group, Inc., 4.50%, 7/16/44		40,000	47,743
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	125,000
AXA SA, 7.125%, 12/15/20	GBP	20,000	27,741
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	80,543
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	74,874
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	32,496
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	124,965
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	37,004
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	27,256
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49		29,000	31,563
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	100,000	124,300
Markel Corp., 4.90%, 7/1/22		$70,000	$74,922

	Shares/ Principal Amount	Value
MetLife, Inc., 4.125%, 8/13/42	$30,000	$35,750
MetLife, Inc., 4.875%, 11/13/43	30,000	39,172
Prudential Financial, Inc., 3.94%, 12/7/49	25,000	28,117
WR Berkley Corp., 4.625%, 3/15/22	40,000	42,311
		1,200,074
Interactive Media and Services†
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)	90,000	89,325
Tencent Holdings Ltd., 3.80%, 2/11/25(3)	86,000	92,661
		181,986
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23	200,000	204,495
JD.com, Inc., 3.875%, 4/29/26	143,000	153,184
Prosus NV, 6.00%, 7/18/20	86,000	87,346
		445,025
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	100,650
Fidelity National Information Services, Inc., 3.00%, 8/15/26	65,000	68,434
		169,084
Media — 0.4%
Altice Financing SA, 6.625%, 2/15/23(3)	260,000	265,092
Cablevision Systems Corp., 5.875%, 9/15/22	125,000	134,598
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)	150,000	157,678
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)	60,000	62,811
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	70,000	78,389
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	50,000	64,956
Comcast Corp., 6.40%, 5/15/38	100,000	146,629
Comcast Corp., 4.75%, 3/1/44	30,000	38,214
CSC Holdings LLC, 5.375%, 7/15/23(3)	100,000	102,339
CSC Holdings LLC, 6.625%, 10/15/25(3)	100,000	105,824
CSC Holdings LLC, 5.50%, 5/15/26(3)	50,000	52,501
DISH DBS Corp., 6.75%, 6/1/21	100,000	105,182
DISH DBS Corp., 5.00%, 3/15/23	130,000	132,276
Gray Television, Inc., 5.125%, 10/15/24(3)	100,000	103,459
Gray Television, Inc., 5.875%, 7/15/26(3)	175,000	183,417
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	6,000	6,229
Lamar Media Corp., 5.00%, 5/1/23	90,000	91,912
Lamar Media Corp., 5.375%, 1/15/24	30,000	30,626
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)	140,000	145,892
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)	120,000	123,700
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)	95,000	96,029
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)	55,000	56,839
TEGNA, Inc., 5.50%, 9/15/24(3)	130,000	134,063
ViacomCBS, Inc., 4.85%, 7/1/42	30,000	35,219
ViacomCBS, Inc., 4.375%, 3/15/43	20,000	21,682
Videotron Ltd., 5.00%, 7/15/22	75,000	78,749

	Shares/ Principal Amount	Value
VTR Finance BV, 6.875%, 1/15/24	$129,000	$132,171
Ziggo BV, 5.50%, 1/15/27(3)	150,000	159,277
		2,845,753
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)	75,000	78,944
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	220,000	213,950
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)	90,000	90,385
First Quantum Minerals Ltd., 7.25%, 4/1/23	50,000	49,636
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)	140,000	135,157
Freeport-McMoRan, Inc., 3.55%, 3/1/22	129,000	130,681
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	221,412
HTA Group Ltd., 9.125%, 3/8/22(3)	86,000	88,716
Nexa Resources SA, 5.375%, 5/4/27	128,000	137,998
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	116,876
Teck Resources Ltd., 6.25%, 7/15/41	40,000	46,806
Vedanta Resources Ltd., 6.125%, 8/9/24(3)	121,000	107,333
		1,417,894
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)	114,000	121,673
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)	86,000	88,879
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	45,291
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	37,026
NiSource, Inc., 5.65%, 2/1/45	40,000	53,304
Sempra Energy, 2.875%, 10/1/22	70,000	71,761
Sempra Energy, 3.25%, 6/15/27	50,000	52,978
Sempra Energy, 4.00%, 2/1/48	30,000	33,274
		504,186
Oil, Gas and Consumable Fuels — 0.7%
Antero Resources Corp., 5.625%, 6/1/23	35,000	25,288
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	70,349
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	90,000	102,410
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	190,000	212,057
Chesapeake Energy Corp., 11.50%, 1/1/25(3)	49,000	39,553
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	143,000	146,653
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	54,143
CNX Resources Corp., 5.875%, 4/15/22	147,000	145,530
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	40,449
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	91,601
Denbury Resources, Inc., 9.00%, 5/15/21(3)	50,000	47,113
Ecopetrol SA, 5.875%, 5/28/45	185,000	223,005
Enbridge, Inc., 4.00%, 10/1/23	40,000	42,596
Energy Transfer Operating LP, 4.15%, 10/1/20	70,000	70,763
Energy Transfer Operating LP, 3.60%, 2/1/23	12,000	12,424
Energy Transfer Operating LP, 6.50%, 2/1/42	40,000	47,703
Enterprise Products Operating LLC, 5.20%, 9/1/20	35,000	35,671

	Shares/ Principal Amount	Value
Enterprise Products Operating LLC, 4.85%, 3/15/44	$130,000	$151,683
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(3)	79,000	85,832
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(3)	79,000	114,279
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	30,000	29,262
Gulfport Energy Corp., 6.00%, 10/15/24	75,000	41,528
Gulfport Energy Corp., 6.375%, 5/15/25	95,000	47,777
Hess Corp., 6.00%, 1/15/40	40,000	46,999
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(3)	40,000	36,283
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	116,313
MEG Energy Corp., 7.00%, 3/31/24(3)	60,000	60,575
MEG Energy Corp., 6.50%, 1/15/25(3)	62,000	64,984
MPLX LP, 6.25%, 10/15/22(3)	22,000	22,432
MPLX LP, 4.875%, 6/1/25	140,000	155,304
MPLX LP, 4.50%, 4/15/38	20,000	20,726
MPLX LP, 5.20%, 3/1/47	10,000	11,078
Newfield Exploration Co., 5.75%, 1/30/22	65,000	69,165
Newfield Exploration Co., 5.375%, 1/1/26	50,000	54,926
NuStar Logistics LP, 4.75%, 2/1/22	40,000	41,212
Oasis Petroleum, Inc., 6.875%, 3/15/22	175,000	168,438
Ovintiv, Inc., 6.50%, 2/1/38	30,000	35,061
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)	160,000	165,018
Petrobras Global Finance BV, 5.75%, 2/1/29	220,000	254,265
Petrobras Global Finance BV, 7.25%, 3/17/44	100,000	126,745
Petroleos Mexicanos, 6.00%, 3/5/20	52,000	52,227
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	21,016
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	30,552
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	86,961
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	56,156
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	92,765
QEP Resources, Inc., 5.375%, 10/1/22	150,000	150,797
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	12,779	12,958
Reliance Industries Ltd., 4.125%, 1/28/25	185,000	198,326
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	60,000	68,297
SM Energy Co., 5.00%, 1/15/24	70,000	64,079
Southwestern Energy Co., 6.20%, 1/23/25	150,000	125,249
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	151,562
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	94,000	97,054
Williams Cos., Inc. (The), 4.55%, 6/24/24	130,000	142,091
Williams Cos., Inc. (The), 5.10%, 9/15/45	50,000	55,239
WPX Energy, Inc., 8.25%, 8/1/23	65,000	75,183
		4,807,705
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	49,514

	Shares/ Principal Amount	Value
Pharmaceuticals — 0.1%
Allergan Finance LLC, 3.25%, 10/1/22	$88,000	$90,862
Allergan Funding SCS, 3.85%, 6/15/24	100,000	106,704
Allergan Funding SCS, 4.55%, 3/15/35	40,000	46,085
Bausch Health Cos., Inc., 5.50%, 3/1/23(3)	62,000	62,336
Bausch Health Cos., Inc., 7.00%, 3/15/24(3)	50,000	51,939
Bausch Health Cos., Inc., 6.125%, 4/15/25(3)	120,000	123,684
Bristol-Myers Squibb Co., 3.25%, 8/15/22(3)	50,000	51,955
Bristol-Myers Squibb Co., 3.625%, 5/15/24(3)	150,000	160,519
Bristol-Myers Squibb Co., 3.875%, 8/15/25(3)	40,000	43,954
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	150,000	151,383
		889,421
Professional Services†
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	95,000	97,849
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	38,731
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	14,686
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	95,094
Hertz Corp. (The), 6.25%, 10/15/22	65,000	65,812
Union Pacific Corp., 3.84%, 3/20/60(3)	80,000	86,176
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	207,357
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	53,241
		561,097
Semiconductors and Semiconductor Equipment†
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)	75,000	78,401
Software — 0.1%
Infor US, Inc., 6.50%, 5/15/22	263,000	264,504
Microsoft Corp., 2.70%, 2/12/25	100,000	104,785
Microsoft Corp., 3.45%, 8/8/36	20,000	22,697
Microsoft Corp., 4.25%, 2/6/47	130,000	166,415
Oracle Corp., 3.625%, 7/15/23	90,000	96,047
Oracle Corp., 2.65%, 7/15/26	50,000	52,233
		706,681
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	130,000	140,382
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	101,891
L Brands, Inc., 5.625%, 2/15/22	140,000	147,848
PetSmart, Inc., 5.875%, 6/1/25(3)	60,000	61,950
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	76,313
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	110,000	112,474
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	137,756
		778,614
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.45%, 8/4/26	50,000	51,623

	Shares/ Principal Amount	Value
Apple, Inc., 3.20%, 5/11/27	$70,000	$75,613
Apple, Inc., 2.90%, 9/12/27	20,000	21,284
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	195,000	205,238
EMC Corp., 2.65%, 6/1/20	15,000	15,002
NCR Corp., 5.00%, 7/15/22	100,000	101,095
Western Digital Corp., 4.75%, 2/15/26	80,000	85,550
		555,405
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	90,000	94,463
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	100,000	99,679
International Lease Finance Corp., 5.875%, 8/15/22	100,000	109,612
		209,291
Transportation Infrastructure — 0.1%
HPHT Finance 15 Ltd., 2.875%, 3/17/20(3)	286,000	286,189
Rumo Luxembourg Sarl, 7.375%, 2/9/24	100,000	107,522
		393,711
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(3)	130,000	139,889
Digicel Ltd., 6.00%, 4/15/21	86,000	68,298
GTH Finance BV, 7.25%, 4/26/23(3)	87,000	97,646
Millicom International Cellular SA, 5.125%, 1/15/28(3)	143,000	149,870
Sprint Corp., 7.25%, 9/15/21	80,000	84,046
Sprint Corp., 7.875%, 9/15/23	70,000	74,513
Sprint Corp., 7.125%, 6/15/24	315,000	326,005
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	134,456
T-Mobile USA, Inc., 6.50%, 1/15/26	100,000	106,830
		1,181,553
TOTAL CORPORATE BONDS (Cost $39,023,345)		40,627,980
U.S. TREASURY SECURITIES — 4.0%
U.S. Treasury Bills, 1.55%, 4/9/20(4)	300,000	299,158
U.S. Treasury Bills, 1.59%, 5/14/20(4)	1,350,000	1,344,234
U.S. Treasury Bonds, 3.50%, 2/15/39	205,000	261,191
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	297,417
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	53,390
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	1,350,000	1,643,282
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	119,611
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	59,965
U.S. Treasury Bonds, 2.50%, 5/15/46	750,000	824,268
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(5)	2,524,214	2,847,855
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,490,193	1,684,759
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	255,070	300,378
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,575,507	3,182,930
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	428,375	592,164
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	751,225	832,593

	Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	$346,785	$375,328
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,269,083	1,598,488
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,332,484	1,486,875
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	426,180	493,902
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	826,695	853,047
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,059,280	3,143,989
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,298,892	1,362,124
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,701,747	3,790,111
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	356,500	389,052
U.S. Treasury Notes, 1.375%, 2/29/20	850,000	849,852
U.S. Treasury Notes, 1.50%, 5/31/20	200,000	199,910
U.S. Treasury Notes, 1.125%, 8/31/21	80,000	79,669
U.S. Treasury Notes, 2.00%, 12/31/21(5)	200,000	202,438
U.S. Treasury Notes, 2.25%, 8/15/27(5)	200,000	211,633
TOTAL U.S. TREASURY SECURITIES (Cost $26,901,264)		29,379,613
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 4.47%, (12-month LIBOR plus 1.86%), 7/1/36	19,130	20,150
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.14%), 10/1/36	27,483	29,116
FHLMC, VRN, 4.62%, (1-year H15T1Y plus 2.25%), 4/1/37	33,226	35,140
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40	20,603	21,655
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	8,539	8,928
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	26,116	26,896
FHLMC, VRN, 4.01%, (12-month LIBOR plus 1.87%), 7/1/41	25,828	27,246
FHLMC, VRN, 4.41%, (12-month LIBOR plus 1.64%), 2/1/43	9,761	10,075
FHLMC, VRN, 4.45%, (12-month LIBOR plus 1.65%), 6/1/43	4,099	4,204
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	141	145
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35	23,874	24,803
FNMA, VRN, 3.51%, (6-month LIBOR plus 1.57%), 6/1/35	35,271	36,624
FNMA, VRN, 3.78%, (6-month LIBOR plus 1.54%), 9/1/35	9,062	9,399
FNMA, VRN, 4.25%, (1-year H15T1Y plus 2.16%), 3/1/38	34,123	36,105
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	5,935	6,287
FNMA, VRN, 3.85%, (12-month LIBOR plus 1.82%), 3/1/40	10,686	11,241
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40	27,671	28,905
		336,919
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.8%
FHLMC, 7.00%, 8/1/29	494	540
FHLMC, 8.00%, 7/1/30	3,114	3,716
FHLMC, 5.50%, 12/1/33	24,055	26,507
FHLMC, 6.00%, 11/1/38	116,137	133,585
FHLMC, 3.50%, 4/1/49	1,688,498	1,754,074
FNMA, 5.00%, 9/1/20	1,548	1,636
FNMA, 7.00%, 6/1/26	192	212
FNMA, 7.00%, 1/1/29	3,210	3,415
FNMA, 6.50%, 4/1/29	4,778	5,299

	Shares/ Principal Amount	Value
FNMA, 6.50%, 8/1/29	$2,698	$3,025
FNMA, 6.50%, 12/1/29	7,372	8,175
FNMA, 7.00%, 3/1/30	1,654	1,809
FNMA, 7.50%, 9/1/30	1,045	1,220
FNMA, 5.00%, 7/1/31	3,276	3,538
FNMA, 7.00%, 9/1/31	4,082	4,305
FNMA, 6.50%, 1/1/32	1,700	1,895
FNMA, 6.50%, 8/1/32	2,841	3,226
FNMA, 6.50%, 11/1/32	29,437	33,774
FNMA, 5.50%, 6/1/33	10,097	11,270
FNMA, 5.50%, 8/1/33	16,689	18,840
FNMA, 5.00%, 11/1/33	115,048	127,701
FNMA, 3.50%, 3/1/34	83,706	87,380
FNMA, 4.50%, 9/1/35	61,630	67,234
FNMA, 5.00%, 2/1/36	85,277	94,660
FNMA, 5.50%, 1/1/37	60,008	67,837
FNMA, 6.50%, 8/1/37	15,956	17,856
FNMA, 5.00%, 4/1/40	222,568	247,312
FNMA, 4.00%, 1/1/41	709,316	770,741
FNMA, 4.50%, 7/1/41	336,279	367,652
FNMA, 4.50%, 9/1/41	29,896	32,686
FNMA, 4.00%, 12/1/41	226,702	244,312
FNMA, 3.50%, 5/1/42	182,604	193,253
FNMA, 3.50%, 6/1/42	107,442	114,622
FNMA, 3.00%, 11/1/42	367,630	381,705
FNMA, 3.00%, 11/1/46	441,956	457,149
FNMA, 6.50%, 8/1/47	5,704	6,123
FNMA, 6.50%, 9/1/47	11,550	12,362
FNMA, 6.50%, 9/1/47	555	595
FNMA, 6.50%, 9/1/47	6,073	6,498
FNMA, 3.00%, 4/1/48	436,201	452,880
FNMA, 4.50%, 7/1/48	913,584	971,667
FNMA, 4.00%, 1/1/49	1,372,375	1,436,410
FNMA, 3.50%, 6/1/49	2,226,935	2,309,746
FNMA, 3.00%, 11/1/49	1,994,012	2,039,835
GNMA, 7.50%, 10/15/25	842	853
GNMA, 6.00%, 3/15/26	2,612	2,879
GNMA, 7.00%, 12/15/27	2,510	2,515
GNMA, 6.50%, 2/15/28	91	101
GNMA, 7.00%, 5/15/31	8,334	9,682
GNMA, 5.50%, 11/15/32	15,104	16,738
GNMA, 6.50%, 10/15/38	203,942	236,312
GNMA, 4.50%, 5/20/41	193,565	210,230
GNMA, 4.50%, 6/15/41	243,156	268,740

		Shares/ Principal Amount	Value
GNMA, 3.50%, 4/20/45		$58,720	$61,591
GNMA, 2.50%, 2/20/47		31,392	31,920
			13,369,838
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,339,866)			13,706,757
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.6%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	222,105
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	83,862
			305,967
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	69,000	85,299
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	41,000	49,148
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	29,000	54,598
			189,045
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	27,000	53,568
Canada — 0.1%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	139,307
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	161,083
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	170,177
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	122,909
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	19,361
			612,837
China†
China Government Bond, 3.25%, 6/6/26	CNY	400,000	58,697
China Government Bond, 3.29%, 5/23/29	CNY	300,000	44,138
			102,835
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	103,575
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	28,934
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	39,397
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	17,918
			57,315
Finland†
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	58,000	80,402
France — 0.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	153,000	188,793
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	100,000	170,906
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	132,000	244,094
			603,793
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	185,000	217,591
Bundesrepublik Deutschland Bundesanleihe, 0.00%,8/15/26(6)	EUR	365,000	421,704

		Shares/ Principal Amount	Value
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	248,000	$292,084
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	34,000	54,970
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	24,000	53,812
			1,040,161
Indonesia†
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	2,000,000,000	162,116
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	95,432
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	41,153
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	269,820
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	271,000	472,597
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	130,000	193,260
			976,830
Japan — 0.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	774,631
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	375,166
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	256,054
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,410,790
			2,816,641
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	63,952
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	120,920
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	217,552
			338,472
Namibia†
Namibia International Bonds, 5.25%, 10/29/25		$200,000	210,710
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(6)	EUR	65,000	73,032
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	100,000	118,348
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	27,000	51,712
			243,092
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	85,000	9,467
Norway Government Bond, 1.75%, 2/17/27(3)	NOK	510,000	57,287
Norway Government Bond, 1.75%, 9/6/29(3)	NOK	14,000,000	1,583,391
			1,650,145
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	92,156
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	60,064
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	72,932
			132,996
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	23,277

		Shares/ Principal Amount	Value
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	$68,802
South Africa†
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$110,000	110,401
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	173,353
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,723
			178,076
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	39,962
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	118,189
			158,151
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$200,000	222,724
United Kingdom — 0.1%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	249,000	352,419
United Kingdom Gilt, 4.50%, 12/7/42	GBP	192,000	435,573
United Kingdom Gilt, 4.25%, 12/7/49	GBP	65,000	157,269
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,000	5,273
			950,534
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	34,078
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $10,870,202)			11,707,017
ASSET-BACKED SECURITIES — 0.9%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)		87,841	88,557
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)		56,190	56,122
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.37%, (1-month LIBOR plus 0.70%), 3/17/37(3)		321,558	319,600
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.62%, (1-month LIBOR plus 0.95%), 3/17/37(3)		1,325,000	1,318,427
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.96%, (1-month LIBOR plus 1.28%), 6/17/37(3)		350,000	351,053
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.82%, (1-month LIBOR plus 1.15%), 7/17/37(3)		700,000	701,934
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.92%, (1-month LIBOR plus 1.25%), 1/17/38(3)		700,000	701,214
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)		40,600	40,617
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)		32,385	32,496
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)		35,234	35,227
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)		107,494	108,643
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)		100,000	101,339
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)		850,000	875,997

	Shares/ Principal Amount	Value
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	$44,029	$44,615
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	15,756	15,799
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	288,443	297,425
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(3)	200,439	208,032
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	340,032	352,544
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	50,565	54,035
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	39,142	42,021
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	383,072	383,717
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	122,249	123,169
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	298,961	307,229
TOTAL ASSET-BACKED SECURITIES (Cost $6,470,309)		6,559,812
COLLATERALIZED LOAN OBLIGATIONS — 0.8%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.03%, (3-month LIBOR plus 1.20%), 1/15/29(3)	600,000	600,381
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.46%, (3-month LIBOR plus 1.55%), 5/15/30(3)	300,000	296,808
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.84%, (3-month LIBOR plus 1.02%), 4/20/31(3)	150,000	148,176
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.27%, (3-month LIBOR plus 1.45%), 4/20/31(3)	100,000	97,827
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.41%, (3-month LIBOR plus 1.50%), 5/15/31(3)	1,250,000	1,232,028
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.24%, (3-month LIBOR plus 1.40%), 4/17/31(3)	325,000	317,599
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.78%, (3-month LIBOR plus 0.98%), 4/24/31(3)	300,000	298,734
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.79%, (3-month LIBOR plus 0.97%), 4/18/31(3)	350,000	346,936
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.37%, (3-month LIBOR plus 1.55%), 4/20/30(3)	300,000	300,166
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(3)	400,000	399,655
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.94%, (3-month LIBOR plus 1.12%), 7/20/31(3)	150,000	149,540
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.42%, (3-month LIBOR plus 1.60%), 7/20/31(3)	200,000	198,237
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.33%, (3-month LIBOR plus 1.50%), 4/15/31(3)	300,000	296,729
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.57%, (3-month LIBOR plus 1.75%), 4/18/31(3)	25,000	25,020
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.45%, (3-month LIBOR plus 1.70%), 4/18/33(3)(7)	500,000	500,000

	Shares/ Principal Amount	Value
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 3.52%, (3-month LIBOR plus 1.70%), 10/18/31(3)	$400,000	$396,982
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,636,881)		5,604,818
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE Value ETF	9,487	453,573
iShares MSCI Emerging Markets ETF	3,714	156,397
iShares Russell 1000 Growth ETF	5,422	975,418
iShares Russell Mid-Cap Value ETF	14,913	1,385,865
SPDR S&P 500 ETF Trust	1,180	379,641
SPDR S&P Oil & Gas Exploration & Production ETF	20,020	383,583
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,797,392)		3,734,477
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$9,569	9,713
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.05%, 3/25/35	16,152	16,609
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	58,344	59,294
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	17,557	17,625
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.04%, 8/25/34	15,763	15,657
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.86%, 8/25/34	44,582	45,446
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.60%, 8/25/35	17,471	18,086
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	63,900	69,078
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	130,892	133,598
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1,VRN, 3.94%, 10/25/34	38,104	38,479
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	14,724	15,473
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.06%, 6/25/34	20,009	20,116
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.69%, 5/25/34	44,411	46,173
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	33,338	34,017
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.10%, 9/25/35	50,494	52,239
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	16,475	16,974
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.09%, 7/25/35	13,716	13,943
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	10,958	11,073
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.41%, 4/25/35	27,268	28,085

	Shares/ Principal Amount	Value
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	$42,894	$43,324
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.69%, 11/21/34	75,821	78,344
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.84%, 11/25/35	41,763	43,009
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.88%, 2/25/35	26,389	27,032
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.88%, 2/25/35	10,556	10,787
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	401,886	428,669
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.16%, (1-month LIBOR plus 1.50%), 6/25/57(3)	245,421	249,973
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	140,305	144,469
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(3)	142,252	145,193
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	205,550	208,323
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	56,340	56,607
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.79%, 7/25/34	22,010	22,523
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.40%, (1-month LIBOR plus 0.74%), 9/25/34	44,829	44,830
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	20,547	21,303
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.39%, 3/25/35	80,453	80,360
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.29%, 8/25/35	41,726	42,238
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 5/25/35	45,492	45,526
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	33,945	33,321
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	22,341	22,081
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	37,269	34,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.35%, 12/28/37	20,766	19,801
		2,463,949
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.01%, (1-month LIBOR plus 1.35%), 3/25/29	41,023	41,193
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.11%, (1-month LIBOR plus 0.45%), 7/25/30	29,851	29,832
FNMA, Series 2014-C02, Class 1M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	49,932	51,993
FNMA, Series 2014-C02, Class 2M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	200,568	207,696
FNMA, Series 2017-C03, Class 1M2, VRN, 4.66%, (1-month LIBOR plus 3.00%), 10/25/29	75,000	78,773

	Shares/ Principal Amount	Value
FNMA, Series 2017-C06, Class 2M2, VRN, 4.46%, (1-month LIBOR plus 2.80%), 2/25/30	$90,774	$93,346
FNMA, Series 2017-C07, Class 1M2, VRN, 4.06%, (1-month LIBOR plus 2.40%), 5/25/30	650,000	663,188
		1,166,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,583,250)		3,629,970
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	500,000	578,893
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, VRN, 3.50%, 1/15/53	300,000	322,427
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	250,000	271,978
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	225,000	243,895
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	200,000	214,863
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	275,000	293,580
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	200,000	213,542
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53	200,000	212,176
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.41%, 2/13/53	400,000	424,905
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	400,000	418,028
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	105,225
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	250,000	268,128
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,364,946)		3,567,640
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	154,370
Chicago Midway International Airport Rev., VRDN, 0.93%, 2/7/20 (LOC: Bank of Montreal)	385,000	385,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	75,989
Massachusetts Educational Financing Authority, 1.66%, 2/13/20 (LOC: Royal Bank of Canada)	500,000	499,976
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	21,931
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	14,814
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	66,041
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	48,292
New York City GO, 6.27%, 12/1/37	5,000	7,250
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	95,839
Pasadena Public Financing Authority Rev., VRDN, 1.60%, 2/7/20 (SBBPA: Bank of the West)	530,000	530,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	49,484
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	13,526

	Shares/ Principal Amount	Value
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.00%, 2/7/20 (SBBPA: Northern Trust Company)	$500,000	$500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	122,522
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	194,214
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	59,054
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	13,670
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	8,249
State of California GO, 6.65%, 3/1/22	20,000	21,551
State of California GO, 4.60%, 4/1/38	30,000	34,020
State of California GO, 7.55%, 4/1/39	20,000	33,846
State of California GO, 7.30%, 10/1/39	25,000	40,016
State of California GO, 7.60%, 11/1/40	40,000	69,690
State of Illinois GO, 5.10%, 6/1/33	45,000	50,771
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	50,000	69,557
State of Washington GO, 5.14%, 8/1/40	20,000	27,010
TOTAL MUNICIPAL SECURITIES (Cost $2,861,001)		3,206,682
COMMERCIAL PAPER(4) — 0.1%
Exxon Mobil Corp., 1.60%, 3/17/20	500,000	499,038
National Australia Bank Ltd., VRN, 1.84%, 6/25/20(3)	125,000	125,047
Thunder Bay Funding LLC, VRN, 1.80%, (Daily EFFR plus 0.20%), 7/20/20(3)	500,000	500,034
TOTAL COMMERCIAL PAPER (Cost $1,123,991)		1,124,119
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Federal Home Loan Bank, VRN, 1.61%, (SOFR plus 0.03%), 3/6/20 (Cost $500,000)	500,000	499,981
TEMPORARY CASH INVESTMENTS — 4.1%
Bank of Nova Scotia, VRN, 2.08%, (3-month LIBOR plus 0.19%), 3/11/20	671,000	671,206
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,862,491	29,862,491
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,533,734)		30,533,697
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $648,552,019)		742,316,677
OTHER ASSETS AND LIABILITIES†		296,620
TOTAL NET ASSETS — 100.0%		$742,613,297

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	91,971	USD	63,578	UBS AG	3/18/20	$(1,964)
AUD	1,101,904	USD	761,746	UBS AG	3/18/20	(23,554)
USD	193,122	AUD	279,822	UBS AG	3/18/20	5,662
USD	569,570	AUD	825,165	UBS AG	3/18/20	16,772
USD	378,144	AUD	540,129	UBS AG	3/18/20	16,299
BRL	2,522,491	USD	612,969	Goldman Sachs & Co.	3/18/20	(25,299)
USD	614,792	BRL	2,522,491	Goldman Sachs & Co.	3/18/20	27,121
CAD	7,861	USD	6,052	Morgan Stanley	3/31/20	(112)
CAD	17,150	USD	13,132	Morgan Stanley	3/31/20	(173)
CAD	32,745	USD	24,948	Morgan Stanley	3/31/20	(206)
CAD	23,497	USD	17,801	Morgan Stanley	3/31/20	(46)
USD	237,713	CAD	313,327	Morgan Stanley	3/18/20	963
USD	371,376	CAD	485,682	Morgan Stanley	3/18/20	4,394
USD	548,373	CAD	721,218	Morgan Stanley	3/31/20	3,417
USD	212,760	CAD	279,821	Morgan Stanley	3/31/20	1,326
USD	14,175	CAD	18,642	Morgan Stanley	3/31/20	89
USD	6,868	CAD	8,955	Morgan Stanley	3/31/20	101
USD	5,761	CAD	7,584	Morgan Stanley	3/31/20	31
CHF	14,703	USD	15,208	UBS AG	3/31/20	117
CHF	6,578	USD	6,829	UBS AG	3/31/20	27
CHF	26,820	USD	27,791	UBS AG	3/31/20	163
USD	177,405	CHF	173,791	UBS AG	3/18/20	(3,568)
USD	226,007	CHF	217,001	UBS AG	3/18/20	40
USD	227,478	CHF	219,130	UBS AG	3/18/20	(706)
USD	594,049	CHF	578,018	UBS AG	3/31/20	(8,403)
USD	22,550	CHF	21,982	UBS AG	3/31/20	(362)
CLP	360,452,360	USD	469,492	Goldman Sachs & Co.	3/18/20	(19,354)
CLP	584,944,674	USD	756,133	Goldman Sachs & Co.	3/18/20	(25,646)
CLP	148,586,714	USD	193,284	Goldman Sachs & Co.	3/18/20	(7,726)
USD	476,410	CLP	360,523,464	Goldman Sachs & Co.	3/18/20	26,183
USD	377,864	CLP	292,428,922	Goldman Sachs & Co.	3/18/20	12,674
USD	101,146	CNY	708,679	Goldman Sachs & Co.	3/18/20	(25)
COP	1,230,950,484	USD	375,805	Goldman Sachs & Co.	3/18/20	(16,805)
USD	751,381	COP	2,461,900,968	Goldman Sachs & Co.	3/18/20	33,381
USD	194,779	COP	639,461,074	Goldman Sachs & Co.	3/18/20	8,284
USD	29,224	CZK	669,217	UBS AG	3/18/20	(201)
USD	67,847	DKK	452,912	Goldman Sachs & Co.	3/18/20	429
EUR	216,326	USD	238,884	JPMorgan Chase Bank N.A.	2/19/20	1,252
EUR	32,439	USD	36,146	Credit Suisse AG	3/31/20	(46)
EUR	35,302	USD	39,855	Credit Suisse AG	3/31/20	(568)
EUR	31,514	USD	35,242	Credit Suisse AG	3/31/20	(171)
EUR	64,842	USD	71,938	Credit Suisse AG	3/31/20	223
EUR	9,308	USD	10,290	Credit Suisse AG	3/31/20	68
EUR	39,671	USD	44,120	Credit Suisse AG	3/31/20	28
EUR	69,081	USD	76,829	Credit Suisse AG	3/31/20	50
USD	4,634,323	EUR	4,155,859	JPMorgan Chase Bank N.A.	2/19/20	21,051
USD	1,976,060	EUR	1,760,191	Credit Suisse AG	3/31/20	17,201
USD	371,940	EUR	331,309	Credit Suisse AG	3/31/20	3,238

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,543,572	EUR	1,374,948	Credit Suisse AG	3/31/20	$13,436
USD	9,315	EUR	8,351	Credit Suisse AG	3/31/20	21
USD	47,913	EUR	42,585	Credit Suisse AG	3/31/20	522
USD	37,659	EUR	33,793	Credit Suisse AG	3/31/20	52
USD	50,681	EUR	45,767	Credit Suisse AG	3/31/20	(253)
USD	13,827	EUR	12,495	Credit Suisse AG	3/31/20	(78)
GBP	60,000	USD	80,451	Bank of America N.A.	3/18/20	(1,130)
GBP	50,623	USD	66,722	Bank of America N.A.	3/18/20	203
GBP	22,704	USD	29,649	JPMorgan Chase Bank N.A.	3/31/20	377
GBP	14,122	USD	18,588	JPMorgan Chase Bank N.A.	3/31/20	88
GBP	14,722	USD	19,177	JPMorgan Chase Bank N.A.	3/31/20	293
GBP	26,459	USD	34,548	JPMorgan Chase Bank N.A.	3/31/20	444
GBP	39,517	USD	51,608	JPMorgan Chase Bank N.A.	3/31/20	653
GBP	22,194	USD	29,079	JPMorgan Chase Bank N.A.	3/31/20	272
GBP	36,893	USD	48,338	JPMorgan Chase Bank N.A.	3/31/20	452
GBP	10,348	USD	13,562	JPMorgan Chase Bank N.A.	3/31/20	123
GBP	10,250	USD	13,347	JPMorgan Chase Bank N.A.	3/31/20	209
GBP	21,825	USD	28,419	JPMorgan Chase Bank N.A.	3/31/20	445
USD	1,686,170	GBP	1,282,278	Bank of America N.A.	3/18/20	(9,022)
USD	1,245,540	GBP	945,547	JPMorgan Chase Bank N.A.	3/31/20	(4,924)
USD	712,041	GBP	540,543	JPMorgan Chase Bank N.A.	3/31/20	(2,815)
USD	19,385	GBP	15,173	JPMorgan Chase Bank N.A.	3/31/20	(681)
USD	29,763	GBP	22,746	JPMorgan Chase Bank N.A.	3/31/20	(318)
USD	18	HUF	5,388	UBS AG	3/18/20	1
IDR	3,898,686,908	USD	276,797	Goldman Sachs & Co.	3/18/20	4,293
USD	714,109	IDR	10,086,795,676	Goldman Sachs & Co.	3/18/20	(13,136)
USD	281,217	IDR	3,948,292,202	Goldman Sachs & Co.	3/18/20	(3,449)
USD	382,201	ILS	1,323,794	UBS AG	3/18/20	(2,132)
INR	40,039,204	USD	561,954	Goldman Sachs & Co.	3/18/20	(5,583)
INR	20,684,902	USD	285,782	Goldman Sachs & Co.	3/18/20	1,648
INR	54,304,326	USD	755,749	Goldman Sachs & Co.	3/18/20	(1,155)
USD	277,066	INR	19,864,257	Goldman Sachs & Co.	3/18/20	1,039
USD	454,423	INR	32,645,747	Goldman Sachs & Co.	3/18/20	789
JPY	25,797,652	USD	235,161	Bank of America N.A.	2/19/20	3,112
JPY	25,622,032	USD	232,968	Bank of America N.A.	2/19/20	3,683
JPY	1,284,282	USD	11,874	Bank of America N.A.	3/31/20	15
JPY	1,342,039	USD	12,408	Bank of America N.A.	3/31/20	16
JPY	1,432,333	USD	13,307	Bank of America N.A.	3/31/20	(48)
JPY	1,841,400	USD	16,803	Bank of America N.A.	3/31/20	242
JPY	1,360,277	USD	12,463	Bank of America N.A.	3/31/20	129
JPY	1,074,297	USD	9,885	Bank of America N.A.	3/31/20	60
JPY	2,166,383	USD	19,930	Bank of America N.A.	3/31/20	124
JPY	2,455,200	USD	22,587	Bank of America N.A.	3/31/20	140
JPY	1,004,400	USD	9,256	Bank of America N.A.	3/31/20	41
USD	2,813,969	JPY	305,188,455	Bank of America N.A.	2/19/20	(4,822)
USD	522,776	JPY	56,871,720	Bank of America N.A.	3/31/20	(3,685)
USD	318,852	JPY	34,687,190	Bank of America N.A.	3/31/20	(2,247)
USD	401,620	JPY	43,691,400	Bank of America N.A.	3/31/20	(2,831)
USD	8,720	JPY	948,600	Bank of America N.A.	3/31/20	(61)
USD	11,222	JPY	1,218,189	Bank of America N.A.	3/31/20	(55)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,619	KRW	14,807,935	Goldman Sachs & Co.	3/18/20	$232
KZT	175,114,442	USD	443,890	Goldman Sachs & Co.	3/18/20	13,390
KZT	202,346,128	USD	515,992	Goldman Sachs & Co.	3/18/20	12,399
MXN	3,714,570	USD	193,647	Morgan Stanley	3/18/20	1,719
MXN	2,024,449	USD	106,335	Morgan Stanley	3/18/20	140
USD	118,879	MXN	2,297,506	Morgan Stanley	3/18/20	(1,957)
MYR	2,918,344	USD	703,215	Goldman Sachs & Co.	3/18/20	6,661
MYR	1,531,475	USD	370,907	Goldman Sachs & Co.	3/18/20	1,618
USD	389,433	MYR	1,599,597	Goldman Sachs & Co.	3/18/20	337
NOK	3,436,057	USD	381,607	Goldman Sachs & Co.	3/18/20	(7,976)
NOK	3,473,353	USD	390,692	Goldman Sachs & Co.	3/18/20	(13,006)
NOK	113,522	USD	12,878	Goldman Sachs & Co.	3/31/20	(533)
NOK	157,077	USD	17,687	Goldman Sachs & Co.	3/31/20	(606)
USD	858,610	NOK	7,811,717	Goldman Sachs & Co.	3/18/20	9,177
USD	797,368	NOK	7,252,461	Goldman Sachs & Co.	3/18/20	8,748
USD	403,756	NOK	3,576,309	Goldman Sachs & Co.	3/18/20	14,874
USD	483,111	NOK	4,355,296	Goldman Sachs & Co.	3/31/20	9,496
USD	11,958	NOK	106,806	Goldman Sachs & Co.	3/31/20	344
NZD	224	USD	148	Bank of America N.A.	3/18/20	(3)
NZD	570,804	USD	379,802	Bank of America N.A.	3/18/20	(10,632)
PEN	1,457,691	USD	434,354	Goldman Sachs & Co.	3/18/20	(4,564)
USD	727,227	PEN	2,476,353	Goldman Sachs & Co.	3/18/20	(2,907)
PHP	9,489,202	USD	187,090	Goldman Sachs & Co.	3/18/20	(1,481)
USD	375,671	PHP	19,064,545	Goldman Sachs & Co.	3/18/20	2,768
PLN	1,448,634	USD	383,368	UBS AG	3/18/20	(9,399)
PLN	722,053	USD	190,140	UBS AG	3/18/20	(3,740)
USD	437,317	PLN	1,685,052	UBS AG	3/18/20	2,316
USD	22,388	RUB	1,421,115	Goldman Sachs & Co.	3/18/20	261
SEK	9,456,818	USD	1,010,517	Goldman Sachs & Co.	3/18/20	(26,187)
USD	405,319	SEK	3,775,386	Goldman Sachs & Co.	3/18/20	12,352
USD	69,519	SGD	94,171	Bank of America N.A.	3/18/20	502
USD	729,764	THB	22,024,272	Goldman Sachs & Co.	3/18/20	22,550
						$77,039

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	6	March 2020	JPY	60,000,000	$846,661	$1,855
Korean Treasury 10-Year Bonds	3	March 2020	KRW	300,000,000	331,325	4,123
U.S. Treasury 10-Year Notes	30	March 2020	USD	3,000,000	3,949,688	61,807
U.S. Treasury 2-Year Notes	131	March 2020	USD	26,200,000	28,343,078	93,862
U.S. Treasury 5-Year Notes	66	March 2020	USD	6,600,000	7,941,141	83,383
					$41,411,893	$245,030

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	1	March 2020	EUR	100,000	$194,128	$(2,138)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$4,316,900	$254,346	$138,069	$392,415

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	MTN	-	Medium Term Note
AUD	-	Australian Dollar	MXN	-	Mexican Peso
BRL	-	Brazilian Real	MYR	-	Malaysian Ringgit
CAD	-	Canadian Dollar	NOK	-	Norwegian Krone
CDX	-	Credit Derivatives Indexes	NZD	-	New Zealand Dollar
CHF	-	Swiss Franc	PEN	-	Peruvian Sol
CLP	-	Chilean Peso	PHP	-	Philippine Peso
CNY	-	Chinese Yuan	PLN	-	Polish Zloty
COP	-	Colombian Peso	RUB	-	Russian Ruble
CZK	-	Czech Koruna	SBBPA	-	Standby Bond Purchase Agreement
DKK	-	Danish Krone	SEK	-	Swedish Krona
EFFR	-	Effective Federal Funds Rate	SEQ	-	Sequential Payer
EUR	-	Euro	SGD	-	Singapore Dollar
FHLMC	-	Federal Home Loan Mortgage Corporation	SOFR	-	Secured Overnight Financing Rate
FNMA	-	Federal National Mortgage Association	THB	-	Thai Baht
GBP	-	British Pound	USD	-	United States Dollar
GNMA	-	Government National Mortgage Association	VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $27,813,342, which represented 3.7% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $439,986.

(6)	Security is a zero-coupon bond.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2020 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $386,832,528)	$471,037,505
Investment securities - affiliated, at value (cost of $261,719,491)	271,279,172
Total investment securities, at value (cost of $648,552,019)	742,316,677
Cash	83,082
Foreign currency holdings, at value (cost of $3,748)	3,755
Foreign deposits with broker for futures contracts, at value (cost of $41,110)	39,502
Receivable for investments sold	2,047,552
Receivable for capital shares sold	324,995
Receivable for variation margin on futures contracts	59,802
Unrealized appreciation on forward foreign currency exchange contracts	353,390
Dividends and interest receivable	1,269,131
Other assets	29,430
746,527,316

Liabilities
Payable for investments purchased	2,321,956
Payable for capital shares redeemed	808,540
Payable for variation margin on futures contracts	1,237
Payable for variation margin on swap agreements	12,794
Unrealized depreciation on forward foreign currency exchange contracts	276,351
Accrued management fees	422,353
Distribution and service fees payable	70,054
Accrued foreign taxes	734
3,914,019

Net Assets	$742,613,297

Net Assets Consist of:
Capital (par value and paid-in surplus)	$645,370,055
Distributable earnings	97,243,242
$742,613,297

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$279,274,457	38,459,401	$7.26
I Class, $0.01 Par Value	$49,423,447	6,865,266	$7.20
A Class, $0.01 Par Value	$154,636,001	21,075,226	$7.34*
C Class, $0.01 Par Value	$33,217,330	4,651,419	$7.14
R Class, $0.01 Par Value	$17,572,255	2,396,400	$7.33
R5 Class, $0.01 Par Value	$8,739	1,213	$7.20
R6 Class, $0.01 Par Value	$208,481,068	29,059,783	$7.17
*Maximum offering price $7.79 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $1,191,074 from affiliated funds and net of foreign taxes withheld of $110,186)	$5,480,694
Interest (net of foreign taxes withheld of $1,280)	2,301,759
7,782,453

Expenses:
Management fees	3,975,906
Distribution and service fees:
A Class	202,461
C Class	173,160
R Class	45,459
Directors' fees and expenses	13,363
Other expenses	6,088
4,416,437
Fees waived(1)	(879,080)
3,537,357

Net investment income (loss)	4,245,096

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $832,634 from affiliated funds and net of foreign tax expenses paid (refunded) of $(7,243))	83,411,629
Forward foreign currency exchange contract transactions	155,152
Futures contract transactions	394,043
Swap agreement transactions	41,576
Foreign currency translation transactions	39,943
84,042,343

Change in net unrealized appreciation (depreciation) on:
Investments (including $9,373,531 from affiliated funds and (increase) decrease in accrued foreign taxes of $(404))	(43,575,339)
Forward foreign currency exchange contracts	(343,897)
Futures contracts	129,393
Swap agreements	70,404
Translation of assets and liabilities in foreign currencies	12,928
(43,706,511)

Net realized and unrealized gain (loss)	40,335,832

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,580,928

(1)	Amount consists of $333,604, $59,894, $184,693, $39,659, $21,227, $10, $239,993 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$4,245,096	$10,065,251
Net realized gain (loss)	84,042,343	36,015,026
Change in net unrealized appreciation (depreciation)	(43,706,511)	(22,602,760)
Net increase (decrease) in net assets resulting from operations	44,580,928	23,477,517

Distributions to Shareholders
From earnings:
Investor Class	(39,330,667)	(35,896,956)
I Class	(7,242,449)	(5,086,183)
A Class	(20,887,372)	(17,614,660)
C Class	(4,378,225)	(4,161,706)
R Class	(2,438,972)	(1,787,515)
R5 Class	(1,169)	(665)
R6 Class	(29,024,821)	(20,521,305)
Decrease in net assets from distributions	(103,303,675)	(85,068,990)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	24,676,246	(65,940,445)

Net increase (decrease) in net assets	(34,046,501)	(127,531,918)

Net Assets
Beginning of period	776,659,798	904,191,716
End of period	$742,613,297	$776,659,798

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2020 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. From August 1, 2019 through October 23, 2019, the investment advisor agreed to waive an additional 0.05% of the fund's management fee. Effective October 24, 2019, the investment advisor agreed to waive an additional 0.28% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.92%
I Class	0.70% to 0.95%	0.95%	0.72%
A Class	0.90% to 1.15%	1.15%	0.92%
C Class	0.90% to 1.15%	1.15%	0.92%
R Class	0.90% to 1.15%	1.15%	0.92%
R5 Class	0.70% to 0.95%	0.95%	0.72%
R6 Class	0.55% to 0.80%	0.80%	0.57%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,539,631 and $3,119,582, respectively. The effect of interfund transactions on the Statement of Operations was $391,609 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2020 totaled $458,642,566, of which $14,369,303 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2020 totaled $546,393,890, of which $32,357,709 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	600,000,000		600,000,000
Sold	1,206,502	$9,392,686	3,876,856	$30,717,281
Issued in reinvestment of distributions	5,236,240	38,015,100	5,134,280	35,221,158
Redeemed	(5,985,667)	(46,285,328)	(14,490,248)	(110,897,287)
	457,075	1,122,458	(5,479,112)	(44,958,848)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	478,996	3,710,482	2,975,109	23,218,777
Issued in reinvestment of distributions	995,634	7,168,568	739,624	5,029,442
Redeemed	(1,277,030)	(9,758,178)	(5,140,702)	(40,362,621)
	197,600	1,120,872	(1,425,969)	(12,114,402)
A Class/Shares Authorized	375,000,000		375,000,000
Sold	1,125,166	8,765,153	2,998,946	23,794,704
Issued in reinvestment of distributions	2,745,550	20,152,338	2,457,011	17,002,518
Redeemed	(3,972,702)	(31,365,661)	(6,171,960)	(48,346,675)
	(101,986)	(2,448,170)	(716,003)	(7,549,453)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	157,771	1,200,943	419,947	3,195,688
Issued in reinvestment of distributions	601,653	4,301,818	605,802	4,095,222
Redeemed	(830,999)	(6,344,210)	(2,661,920)	(20,818,745)
	(71,575)	(841,449)	(1,636,171)	(13,527,835)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	147,585	1,152,938	312,151	2,485,602
Issued in reinvestment of distributions	327,567	2,404,343	255,517	1,768,182
Redeemed	(323,590)	(2,452,307)	(602,858)	(4,734,465)
	151,562	1,104,974	(35,190)	(480,681)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	108	836	145	1,119
Issued in reinvestment of distributions	162	1,169	97	665
Redeemed	(18)	(144)	(2)	(15)
	252	1,861	240	1,769
R6 Class/Shares Authorized	90,000,000		90,000,000
Sold	1,496,260	11,433,195	3,212,752	24,766,797
Issued in reinvestment of distributions	4,048,092	29,024,821	3,026,739	20,521,293
Redeemed	(2,052,947)	(15,842,316)	(4,249,987)	(32,599,085)
	3,491,405	24,615,700	1,989,504	12,689,005
Net increase (decrease)	4,124,333	$24,676,246	(7,302,701)	$(65,940,445)

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$7,409	$7,308	—	$268	$14,985	288	—	$188
American Century Quality Diversified International ETF	—	33,045	$2,701	1,157	31,501	771	$152	172
American Century STOXX U.S. Quality Growth ETF	—	46,777	3,804	3,197	46,170	1,025	241	64
American Century STOXX U.S. Quality Value ETF	2,959	38,672	3,725	737	38,643	921	(16)	259
Avantis Emerging Markets Equity ETF	—	40,475	2,234	373	38,614	751	167	146
Avantis International Equity ETF	—	31,525	2,627	647	29,545	564	119	94
Avantis International Small Cap Value ETF	—	9,247	272	184	9,159	174	11	36
Avantis U.S. Equity ETF	—	51,314	2,285	3,132	52,161	965	147	188
Avantis U.S. Small Cap Value ETF	—	11,017	195	(321)	10,501	212	12	44
	$10,368	$269,380	$17,843	$9,374	$271,279	5,671	$833	$1,191

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. As of period end, the fund owned 25% or more of the total outstanding shares of the following affiliated funds:

Affiliated Fund	% of outstanding shares
American Century Quality Diversified International ETF	32%
American Century STOXX U.S. Quality Growth ETF	31%
American Century STOXX U.S. Quality Value ETF	29%
Avantis Emerging Markets Equity ETF	42%
Avantis International Equity ETF	28%
Avantis U.S. Equity ETF	31%

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$256,386,876	$60,768,066	—
Affiliated Funds	271,279,172	—	—
Corporate Bonds	—	40,627,980	—
U.S. Treasury Securities	—	29,379,613	—
U.S. Government Agency Mortgage-Backed Securities	—	13,706,757	—
Sovereign Governments and Agencies	—	11,707,017	—
Asset-Backed Securities	—	6,559,812	—
Collateralized Loan Obligations	—	5,604,818	—
Exchange-Traded Funds	3,734,477	—	—
Collateralized Mortgage Obligations	—	3,629,970	—
Commercial Mortgage-Backed Securities	—	3,567,640	—
Municipal Securities	—	3,206,682	—
Commercial Paper	—	1,124,119	—
U.S. Government Agency Securities	—	499,981	—
Temporary Cash Investments	29,862,491	671,206	—
	$561,263,016	$181,053,661	—
Other Financial Instruments
Futures Contracts	$239,052	$5,978	—
Swap Agreements	—	392,415	—
Forward Foreign Currency Exchange Contracts	—	353,390	—
	$239,052	$751,783	—

Liabilities
Other Financial Instruments
Futures Contracts	—	$2,138	—
Forward Foreign Currency Exchange Contracts	—	276,351	—
	—	$278,489	—

9. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,346,267.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $550 futures contracts purchased.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $61,369,532.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $36,291,841 futures contracts purchased and $183,581 futures contracts sold.

Value of Derivative Instruments as of January 31, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$12,794
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$353,390	Unrealized depreciation on forward foreign currency exchange contracts	276,351
Interest Rate Risk	Receivable for variation margin on futures contracts*	59,802	Payable for variation margin on futures contracts*	1,237
		$413,192		$290,382

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2020
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$41,576	Change in net unrealized appreciation (depreciation) on swap agreements	$70,404
Equity Price Risk	Net realized gain (loss) on futures contract transactions	131,668	Change in net unrealized appreciation (depreciation) on futures contracts	9,422
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	155,152	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(343,897)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	262,375	Change in net unrealized appreciation (depreciation) on futures contracts	119,971
		$590,771		$(144,100)

10. Risk Factors

The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$654,765,060
Gross tax appreciation of investments	$93,664,560
Gross tax depreciation of investments	(6,112,943)
Net tax appreciation (depreciation) of investments	$87,551,617

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

12. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(4)	$7.91	0.04	0.43	0.47	(0.13)	(0.99)	(1.12)	$7.26	6.04%	0.93%(5)	1.16%(5)	1.11%(5)	0.88%(5)	63%	$279,274
2019	$8.57	0.10	0.11	0.21	(0.10)	(0.77)	(0.87)	$7.91	3.96%	1.11%	1.16%	1.27%	1.22%	78%	$300,544
2018(6)	$9.04	0.06	0.28	0.34	(0.12)	(0.69)	(0.81)	$8.57	4.05%	1.11%(5)	1.16%(5)	1.10%(5)	1.05%(5)	58%	$372,601
2017	$7.80	0.10	1.37	1.47	(0.11)	(0.12)	(0.23)	$9.04	19.30%	1.11%	1.16%	1.19%	1.14%	80%	$448,081
2016	$8.19	0.09	0.17	0.26	(0.09)	(0.56)	(0.65)	$7.80	3.61%	1.11%	1.16%	1.23%	1.18%	82%	$438,001
2015	$9.19	0.08	(0.14)	(0.06)	(0.03)	(0.91)	(0.94)	$8.19	(0.27)%	1.13%	1.15%	0.98%	0.96%	94%	$492,452
2014	$9.46	0.07	0.71	0.78	(0.12)	(0.93)	(1.05)	$9.19	9.47%	1.17%	1.17%	0.76%	0.76%	77%	$527,740
I Class
2020(4)	$7.86	0.05	0.43	0.48	(0.15)	(0.99)	(1.14)	$7.20	6.17%	0.73%(5)	0.96%(5)	1.31%(5)	1.08%(5)	63%	$49,423
2019	$8.52	0.11	0.11	0.22	(0.11)	(0.77)	(0.88)	$7.86	4.22%	0.91%	0.96%	1.47%	1.42%	78%	$52,389
2018(6)	$9.00	0.07	0.28	0.35	(0.14)	(0.69)	(0.83)	$8.52	4.18%	0.91%(5)	0.96%(5)	1.30%(5)	1.25%(5)	58%	$68,975
2017	$7.76	0.12	1.36	1.48	(0.12)	(0.12)	(0.24)	$9.00	19.64%	0.91%	0.96%	1.39%	1.34%	80%	$139,110
2016	$8.16	0.11	0.15	0.26	(0.10)	(0.56)	(0.66)	$7.76	3.71%	0.91%	0.96%	1.43%	1.38%	82%	$123,699
2015	$9.16	0.10	(0.14)	(0.04)	(0.05)	(0.91)	(0.96)	$8.16	(0.06)%	0.93%	0.95%	1.18%	1.16%	94%	$144,546
2014	$9.44	0.08	0.71	0.79	(0.14)	(0.93)	(1.07)	$9.16	9.62%	0.97%	0.97%	0.96%	0.96%	77%	$134,763

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(4)	$7.97	0.03	0.44	0.47	(0.11)	(0.99)	(1.10)	$7.34	5.98%	1.18%(5)	1.41%(5)	0.86%(5)	0.63%(5)	63%	$154,636
2019	$8.63	0.08	0.11	0.19	(0.08)	(0.77)	(0.85)	$7.97	3.66%	1.36%	1.41%	1.02%	0.97%	78%	$168,774
2018(6)	$9.08	0.05	0.28	0.33	(0.09)	(0.69)	(0.78)	$8.63	3.87%	1.36%(5)	1.41%(5)	0.85%(5)	0.80%(5)	58%	$188,883
2017	$7.84	0.08	1.37	1.45	(0.09)	(0.12)	(0.21)	$9.08	19.02%	1.36%	1.41%	0.94%	0.89%	80%	$209,181
2016	$8.22	0.07	0.18	0.25	(0.07)	(0.56)	(0.63)	$7.84	3.44%	1.36%	1.41%	0.98%	0.93%	82%	$245,955
2015	$9.22	0.06	(0.14)	(0.08)	(0.01)	(0.91)	(0.92)	$8.22	(0.56)%	1.38%	1.40%	0.73%	0.71%	94%	$298,762
2014	$9.49	0.05	0.70	0.75	(0.09)	(0.93)	(1.02)	$9.22	9.13%	1.42%	1.42%	0.51%	0.51%	77%	$346,972
C Class
2020(4)	$7.75	—(7)	0.43	0.43	(0.05)	(0.99)	(1.04)	$7.14	5.58%	1.93%(5)	2.16%(5)	0.11%(5)	(0.12)%(5)	63%	$33,217
2019	$8.41	0.02	0.11	0.13	(0.02)	(0.77)	(0.79)	$7.75	2.91%	2.11%	2.16%	0.27%	0.22%	78%	$36,620
2018(6)	$8.85	0.01	0.27	0.28	(0.03)	(0.69)	(0.72)	$8.41	3.36%	2.11%(5)	2.16%(5)	0.10%(5)	0.05%(5)	58%	$53,503
2017	$7.64	0.02	1.34	1.36	(0.03)	(0.12)	(0.15)	$8.85	18.07%	2.11%	2.16%	0.19%	0.14%	80%	$66,032
2016	$8.03	0.02	0.16	0.18	(0.01)	(0.56)	(0.57)	$7.64	2.56%	2.11%	2.16%	0.23%	0.18%	82%	$67,920
2015	$9.08	—(7)	(0.14)	(0.14)	—	(0.91)	(0.91)	$8.03	(1.27)%	2.13%	2.15%	(0.02)%	(0.04)%	94%	$75,881
2014	$9.35	(0.02)	0.70	0.68	(0.02)	(0.93)	(0.95)	$9.08	8.36%	2.17%	2.17%	(0.24)%	(0.24)%	77%	$77,937

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(4)	$7.96	0.02	0.43	0.45	(0.09)	(0.99)	(1.08)	$7.33	5.71%	1.43%(5)	1.66%(5)	0.61%(5)	0.38%(5)	63%	$17,572
2019	$8.61	0.06	0.12	0.18	(0.06)	(0.77)	(0.83)	$7.96	3.51%	1.61%	1.66%	0.77%	0.72%	78%	$17,858
2018(6)	$9.06	0.03	0.28	0.31	(0.07)	(0.69)	(0.76)	$8.61	3.72%	1.61%(5)	1.66%(5)	0.60%(5)	0.55%(5)	58%	$19,634
2017	$7.82	0.06	1.37	1.43	(0.07)	(0.12)	(0.19)	$9.06	18.64%	1.61%	1.66%	0.69%	0.64%	80%	$22,514
2016	$8.20	0.06	0.17	0.23	(0.05)	(0.56)	(0.61)	$7.82	3.18%	1.61%	1.66%	0.73%	0.68%	82%	$24,678
2015	$9.22	0.04	(0.15)	(0.11)	—	(0.91)	(0.91)	$8.20	(0.89)%	1.63%	1.65%	0.48%	0.46%	94%	$24,106
2014	$9.48	0.02	0.72	0.74	(0.07)	(0.93)	(1.00)	$9.22	8.96%	1.67%	1.67%	0.26%	0.26%	77%	$24,106
R5 Class
2020(4)	$7.86	0.05	0.43	0.48	(0.15)	(0.99)	(1.14)	$7.20	6.17%	0.73%(5)	0.96%(5)	1.31%(5)	1.08%(5)	63%	$9
2019	$8.53	0.11	0.10	0.21	(0.11)	(0.77)	(0.88)	$7.86	4.08%	0.91%	0.96%	1.47%	1.42%	78%	$8
2018(6)	$9.00	0.07	0.28	0.35	(0.13)	(0.69)	(0.82)	$8.53	4.24%	0.91%(5)	0.96%(5)	1.30%(5)	1.25%(5)	58%	$6
2017(8)	$8.05	0.08	0.87	0.95	—	—	—	$9.00	11.80%	0.91%(5)	0.96%(5)	1.46%(5)	1.41%(5)	80%(3)	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2020(4)	$7.84	0.06	0.42	0.48	(0.16)	(0.99)	(1.15)	$7.17	6.21%	0.58%(5)	0.81%(5)	1.46%(5)	1.23%(5)	63%	$208,481
2019	$8.51	0.13	0.10	0.23	(0.13)	(0.77)	(0.90)	$7.84	4.27%	0.76%	0.81%	1.62%	1.57%	78%	$200,468
2018(6)	$8.99	0.09	0.27	0.36	(0.15)	(0.69)	(0.84)	$8.51	4.36%	0.76%(5)	0.81%(5)	1.45%(5)	1.40%(5)	58%	$200,589
2017	$7.76	0.13	1.36	1.49	(0.14)	(0.12)	(0.26)	$8.99	19.70%	0.76%	0.81%	1.54%	1.49%	80%	$90,339
2016	$8.15	0.12	0.16	0.28	(0.11)	(0.56)	(0.67)	$7.76	4.02%	0.76%	0.81%	1.58%	1.53%	82%	$51,430
2015	$9.16	0.11	(0.15)	(0.04)	(0.06)	(0.91)	(0.97)	$8.15	0.00%	0.78%	0.80%	1.33%	1.31%	94%	$18,544
2014	$9.44	0.08	0.72	0.80	(0.15)	(0.93)	(1.08)	$9.16	9.82%	0.80%	0.80%	1.13%	1.13%	77%	$5,136

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(4)	Six months ended January 31, 2020 (unaudited).

(5)	Annualized.

(6)
December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.

(7)	Per-share amount was less than $0.005.

(8)	April 10, 2017 (commencement of sale) through November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

69

Notes

70

Notes

71

Notes

72

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 2003

Semiannual Report

January 31, 2020

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information please visit our website, americancentury.com.

Stocks, Bonds Delivered Solid Gains

From higher-quality government bonds to higher-risk stocks, most major U.S. and global asset classes posted gains for the six months ended January 31. U.S. stocks, as measured by the S&P 500 Index, advanced 9.31% for the period, outpacing the 7.40% return for global stocks (MSCI ACWI). Broad-based U.S. and global bond indices also delivered solid, albeit more-modest, gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July, September and October. Similarly, the European Central Bank unveiled more stimulus. These efforts aided stocks and bonds. Additionally, modestly improving economic and earnings data and upbeat trade-policy news lifted stock investors' optimism. However, news of China’s COVID-19 outbreak in January stifled the stock market rally. Investors feared the virus would spread worldwide, stalling global growth.

Special COVID-19 Update

As we finalize this shareholder report in mid-March, the fears that emerged in late January unfortunately have become reality. The world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following government guidelines and protocols from leading health authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social-distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

JANUARY 31, 2020
Top Ten Common Stocks	% of net assets
Alphabet, Inc.*	0.4%
Microsoft Corp.	0.4%
Amazon.com, Inc.	0.3%
Apple, Inc.	0.3%
Mastercard, Inc., Class A	0.2%
salesforce.com, Inc.	0.2%
Visa, Inc., Class A	0.2%
Zimmer Biomet Holdings, Inc.	0.2%
Facebook, Inc., Class A	0.2%
Prologis, Inc.	0.2%
*Includes all classes of the issuer held by the fund.

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.3 years
Average Duration (effective)	6.1 years

Types of Investments in Portfolio	% of net assets
Affiliated Funds	26.2%
Common Stocks	22.5%
U.S. Treasury Securities	14.3%
Corporate Bonds	9.4%
Sovereign Governments and Agencies	7.5%
U.S. Government Agency Mortgage-Backed Securities	4.9%
Municipal Securities	4.1%
Asset-Backed Securities	2.3%
Collateralized Loan Obligations	1.8%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	1.2%
U.S. Government Agency Securities	0.5%
Commercial Paper	0.5%
Exchange-Traded Funds	0.3%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,045.60	$4.63	0.90%
I Class	$1,000	$1,048.70	$3.60	0.70%
A Class	$1,000	$1,044.20	$5.91	1.15%
C Class	$1,000	$1,040.80	$9.75	1.90%
R Class	$1,000	$1,044.90	$7.20	1.40%
R5 Class	$1,000	$1,048.60	$3.60	0.70%
R6 Class	$1,000	$1,047.60	$2.83	0.55%
Hypothetical
Investor Class	$1,000	$1,020.61	$4.57	0.90%
I Class	$1,000	$1,021.62	$3.56	0.70%
A Class	$1,000	$1,019.36	$5.84	1.15%
C Class	$1,000	$1,015.59	$9.63	1.90%
R Class	$1,000	$1,018.10	$7.10	1.40%
R5 Class	$1,000	$1,021.62	$3.56	0.70%
R6 Class	$1,000	$1,022.37	$2.80	0.55%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 26.2%
American Century Diversified Corporate Bond ETF	389,060	$20,223,339
American Century Quality Diversified International ETF	231,187	9,443,989
American Century STOXX U.S. Quality Growth ETF	440,397	19,846,183
American Century STOXX U.S. Quality Value ETF	450,117	18,878,672
Avantis International Equity ETF	199,814	10,465,738
Avantis International Small Cap Value ETF	36,228	1,902,695
Avantis U.S. Equity ETF	336,007	18,157,818
Avantis U.S. Small Cap Value ETF	56,555	2,800,066
TOTAL AFFILIATED FUNDS (Cost $97,743,558)		101,718,500
COMMON STOCKS — 22.5%
Aerospace and Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.(2)	618	32,077
BAE Systems plc	17,535	146,662
Boeing Co. (The)	201	63,972
Embraer SA ADR(2)	9,386	158,060
Kratos Defense & Security Solutions, Inc.(2)	867	15,901
Lockheed Martin Corp.	498	213,204
Mercury Systems, Inc.(2)	254	19,494
Safran SA	735	118,842
Textron, Inc.	3,587	164,751
TransDigm Group, Inc.	227	146,025
		1,078,988
Air Freight and Logistics†
Expeditors International of Washington, Inc.	1,003	73,259
United Parcel Service, Inc., Class B	890	92,133
		165,392
Airlines — 0.2%
Delta Air Lines, Inc.	2,238	124,746
Southwest Airlines Co.	8,559	470,574
		595,320
Auto Components — 0.2%
Aptiv plc	2,432	206,209
BorgWarner, Inc.	4,689	160,786
Cie Plastic Omnium SA	561	14,100
Hyundai Mobis Co. Ltd.	767	146,781
Hyundai Wia Corp.(2)	750	26,831
Leoni AG(2)	3,469	40,874
Minth Group Ltd.	8,000	24,637
NOK Corp.	1,900	25,164
Visteon Corp.(2)	185	14,765
		660,147

6

	Shares/ Principal Amount	Value
Automobiles — 0.5%
Daimler AG	2,404	$111,414
Honda Motor Co. Ltd. ADR	10,576	270,746
Hyundai Motor Co.	1,999	207,546
Kia Motors Corp.	2,580	87,869
Mazda Motor Corp.	12,600	104,891
Nissan Motor Co. Ltd.	31,400	170,466
Renault SA	1,671	64,946
Tesla, Inc.(2)	982	638,860
Thor Industries, Inc.	1,598	128,671
Winnebago Industries, Inc.	449	24,587
		1,809,996
Banks — 1.5%
Bank Central Asia Tbk PT	56,500	132,775
Bank of America Corp.	18,504	607,486
Barclays plc	131,221	290,193
BNP Paribas SA	3,008	159,948
Citigroup, Inc.	2,510	186,769
Comerica, Inc.	5,286	323,292
Commerce Bancshares, Inc.	3,494	236,404
Commerzbank AG	23,521	135,401
FinecoBank Banca Fineco SpA	2,059	24,103
First Hawaiian, Inc.	9,782	284,265
Hana Financial Group, Inc.	2,762	76,014
HDFC Bank Ltd. ADR	1,992	114,102
JPMorgan Chase & Co.	4,117	544,926
M&T Bank Corp.	1,581	266,430
Mitsubishi UFJ Financial Group, Inc.	53,100	271,655
Mizuho Financial Group, Inc.	121,900	179,762
PNC Financial Services Group, Inc. (The)	1,480	219,854
Prosperity Bancshares, Inc.	1,499	105,230
Societe Generale SA	3,863	124,956
Standard Chartered plc (London)	9,881	82,251
Sumitomo Mitsui Financial Group, Inc.	3,900	136,668
SVB Financial Group(2)	235	56,478
Truist Financial Corp.	12,306	634,620
U.S. Bancorp	2,137	113,731
UMB Financial Corp.	2,030	134,914
UniCredit SpA	7,961	106,416
Veritex Holdings, Inc.	654	18,521
Wells Fargo & Co.	2,233	104,817
Westamerica Bancorporation	1,885	119,434
		5,791,415
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(2)	702	250,179
Brown-Forman Corp., Class B	754	51,000
Constellation Brands, Inc., Class A	2,007	377,918

7

	Shares/ Principal Amount	Value
PepsiCo, Inc.	3,595	$510,562
Treasury Wine Estates Ltd.	10,387	88,678
		1,278,337
Biotechnology — 0.6%
AbbVie, Inc.	1,775	143,811
ACADIA Pharmaceuticals, Inc.(2)	447	17,853
Acceleron Pharma, Inc.(2)	305	27,688
Aimmune Therapeutics, Inc.(2)	321	9,967
Amarin Corp. plc ADR(2)	495	9,182
Amgen, Inc.	868	187,531
Amicus Therapeutics, Inc.(2)	1,360	12,022
Arcutis Biotherapeutics, Inc.(2)	313	6,823
Arena Pharmaceuticals, Inc.(2)	414	18,916
Argenx SE(2)	137	19,795
Argenx SE ADR(2)	805	116,153
Biogen, Inc.(2)	550	147,868
Biohaven Pharmaceutical Holding Co. Ltd.(2)	171	8,292
Blueprint Medicines Corp.(2)	1,856	117,763
ChemoCentryx, Inc.(2)	243	10,308
CSL Ltd.	1,068	218,374
Deciphera Pharmaceuticals, Inc.(2)	146	9,144
Exact Sciences Corp.(2)	1,275	118,932
FibroGen, Inc.(2)	370	15,485
Flexion Therapeutics, Inc.(2)	624	10,933
Global Blood Therapeutics, Inc.(2)	208	13,574
Halozyme Therapeutics, Inc.(2)	882	16,740
Heron Therapeutics, Inc.(2)	496	10,347
Immunomedics, Inc.(2)	4,730	87,836
Insmed, Inc.(2)	871	17,890
Ionis Pharmaceuticals, Inc.(2)	2,416	140,901
Iovance Biotherapeutics, Inc.(2)	591	12,848
Mirati Therapeutics, Inc.(2)	75	6,512
MorphoSys AG(2)	185	23,170
Natera, Inc.(2)	764	26,748
PeptiDream, Inc.(2)	400	19,016
Principia Biopharma, Inc.(2)	146	7,687
PTC Therapeutics, Inc.(2)	320	16,480
Regeneron Pharmaceuticals, Inc.(2)	480	162,211
REGENXBIO, Inc.(2)	228	9,925
Sage Therapeutics, Inc.(2)	334	22,138
Stoke Therapeutics, Inc.(2)	298	8,332
Turning Point Therapeutics, Inc.(2)	590	34,515
Ultragenyx Pharmaceutical, Inc.(2)	225	11,824
Vertex Pharmaceuticals, Inc.(2)	1,346	305,609
Viela Bio, Inc.(2)	128	5,037
Viking Therapeutics, Inc.(2)	1,071	6,726

8

	Shares/ Principal Amount	Value
Vir Biotechnology, Inc.(2)	80	$2,130
		2,195,036
Building Products — 0.2%
Builders FirstSource, Inc.(2)	1,043	25,861
Fortune Brands Home & Security, Inc.	2,379	163,461
Johnson Controls International plc	15,753	621,456
Lindab International AB	1,080	12,245
Masonite International Corp.(2)	36	2,704
PGT Innovations, Inc.(2)	757	11,734
Trex Co., Inc.(2)	302	29,668
		867,129
Capital Markets — 0.9%
Ameriprise Financial, Inc.	2,042	337,767
Ares Management Corp., Class A	819	29,533
Bank of New York Mellon Corp. (The)	3,189	142,804
BlackRock, Inc.	200	105,470
Credit Suisse Group AG(2)	13,256	167,489
Euronext NV	310	26,875
Hamilton Lane, Inc., Class A	419	27,214
Intercontinental Exchange, Inc.	3,610	360,061
Intermediate Capital Group plc	1,924	43,952
London Stock Exchange Group plc	1,721	178,527
LPL Financial Holdings, Inc.	2,549	234,839
Morgan Stanley	4,391	229,474
MSCI, Inc.	613	175,195
Northern Trust Corp.	5,410	529,152
Partners Group Holding AG	139	127,478
S&P Global, Inc.	1,123	329,859
State Street Corp.	2,605	197,016
Tradeweb Markets, Inc., Class A	1,348	62,251
		3,304,956
Chemicals — 0.2%
Albemarle Corp.	654	52,503
Dow, Inc.	2,772	127,706
Ecolab, Inc.	410	80,405
Ferro Corp.(2)	1,330	18,194
Koninklijke DSM NV	1,016	124,225
Olin Corp.	795	11,822
Sherwin-Williams Co. (The)	240	133,678
Symrise AG	1,184	121,971
		670,504
Commercial Services and Supplies — 0.2%
A-Living Services Co. Ltd., H Shares	11,750	38,953
Babcock International Group plc	25,985	200,868
Brink's Co. (The)	426	35,865
Casella Waste Systems, Inc., Class A(2)	429	21,961
Clean Harbors, Inc.(2)	363	29,846

9

	Shares/ Principal Amount	Value
HomeServe plc	1,362	$22,954
IAA, Inc.(2)	586	27,694
Loomis AB, B Shares	251	9,101
Republic Services, Inc.	1,786	169,759
Serco Group plc(2)	9,962	20,776
US Ecology, Inc.	416	22,468
Waste Management, Inc.	891	108,435
		708,680
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	630	140,704
AudioCodes Ltd.	739	15,844
Cisco Systems, Inc.	8,137	374,058
F5 Networks, Inc.(2)	1,869	228,242
Motorola Solutions, Inc.	507	89,739
Telefonaktiebolaget LM Ericsson, B Shares	14,063	110,655
		959,242
Construction and Engineering†
Badger Daylighting Ltd.	449	11,715
Hazama Ando Corp.	5,200	42,416
NRW Holdings Ltd.	8,556	17,604
SHO-BOND Holdings Co. Ltd.	500	20,390
		92,125
Construction Materials†
Cemex SAB de CV ADR	13,810	55,792
Vulcan Materials Co.	765	108,347
		164,139
Consumer Finance†
American Express Co.	1,083	140,649
Cembra Money Bank AG	249	29,131
		169,780
Containers and Packaging — 0.2%
Ball Corp.	1,569	113,251
Berry Global Group, Inc.(2)	585	24,874
Graphic Packaging Holding Co.	6,492	101,470
Huhtamaki Oyj	112	4,990
Packaging Corp. of America	1,799	172,254
SIG Combibloc Group AG(2)	1,820	28,762
Sonoco Products Co.	2,730	155,992
WestRock Co.	2,882	112,398
		713,991
Distributors — 0.1%
Genuine Parts Co.	2,714	253,949
LKQ Corp.(2)	4,614	150,809
		404,758
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	738	120,833
Chegg, Inc.(2)	3,078	126,906

10

	Shares/ Principal Amount	Value
Grand Canyon Education, Inc.(2)	253	$19,805
		267,544
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(2)	1,048	235,203
ECN Capital Corp.	3,563	15,077
Element Fleet Management Corp.	1,893	18,180
Zenkoku Hosho Co. Ltd.	600	25,679
		294,139
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA(2)	6,917	343,933
Verizon Communications, Inc.	8,107	481,880
		825,813
Electric Utilities — 0.6%
Edison International	4,001	306,277
Eversource Energy	1,843	170,367
Iberdrola SA	13,401	146,568
NextEra Energy, Inc.	1,869	501,266
Pinnacle West Capital Corp.	5,108	499,001
Xcel Energy, Inc.	8,775	607,142
		2,230,621
Electrical Equipment — 0.6%
AMETEK, Inc.	2,301	223,542
Eaton Corp. plc	2,986	282,087
Emerson Electric Co.	7,224	517,455
Hubbell, Inc.	3,172	454,326
Mabuchi Motor Co. Ltd.	400	14,609
Melrose Industries plc	50,784	157,001
Nexans SA	369	17,998
nVent Electric plc	15,491	385,726
Schneider Electric SE	2,825	283,186
Sensata Technologies Holding plc(2)	2,027	95,816
Signify NV	2,262	75,338
Varta AG(2)	84	7,171
		2,514,255
Electronic Equipment, Instruments and Components — 0.3%
Anritsu Corp.	1,200	23,181
Barco NV	139	34,594
CDW Corp.	718	93,663
Cognex Corp.	4,492	228,957
Electrocomponents plc	2,920	25,525
Hexagon AB, B Shares	2,294	125,023
Isra Vision AG	221	8,325
Keysight Technologies, Inc.(2)	1,479	137,532
Landis+Gyr Group AG(2)	193	17,720
Murata Manufacturing Co. Ltd.	2,600	148,544
Rogers Corp.(2)	76	8,949
SYNNEX Corp.	216	29,756

11

	Shares/ Principal Amount	Value
TE Connectivity Ltd.	3,595	$331,387
		1,213,156
Energy Equipment and Services — 0.2%
Baker Hughes Co.	8,701	188,464
Cactus, Inc., Class A	5,443	156,867
Schlumberger Ltd.	7,672	257,089
Subsea 7 SA	1,382	14,862
Tecnicas Reunidas SA(2)	3,885	94,773
TGS NOPEC Geophysical Co. ASA	397	10,090
		722,145
Entertainment — 0.2%
Embracer Group AB(2)	1,777	14,838
Live Nation Entertainment, Inc.(2)	2,080	141,773
Netflix, Inc.(2)	793	273,656
Take-Two Interactive Software, Inc.(2)	1,060	132,118
Walt Disney Co. (The)	2,095	289,760
World Wrestling Entertainment, Inc., Class A	122	5,963
Zynga, Inc., Class A(2)	1,948	11,727
		869,835
Equity Real Estate Investment Trusts (REITs) — 1.8%
Agree Realty Corp.	1,015	77,069
Alexandria Real Estate Equities, Inc.	782	127,622
Allied Properties Real Estate Investment Trust	1,319	55,036
American Tower Corp.	128	29,663
Americold Realty Trust	3,575	123,230
Boston Properties, Inc.	950	136,182
Brixmor Property Group, Inc.	1,946	38,842
Camden Property Trust	1,194	134,241
Charter Hall Group	9,823	83,204
Comforia Residential REIT, Inc.	21	69,326
CoreSite Realty Corp.	124	14,564
Cousins Properties, Inc.	1,859	76,089
Derwent London plc	2,356	127,308
Embassy Office Parks REIT(2)	2,800	16,286
Empire State Realty Trust, Inc., Class A	10,168	137,878
Equinix, Inc.	290	171,022
Equity Residential	1,448	120,300
Essential Properties Realty Trust, Inc.	4,146	114,471
Fibra Uno Administracion SA de CV	127,883	210,144
Gaming and Leisure Properties, Inc.	1,678	79,294
Gecina SA	327	61,855
Global Medical REIT, Inc.	1,060	15,476
Goodman Group	10,742	105,350
Granite Real Estate Investment Trust	689	37,230
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	474	16,159
Healthpeak Properties, Inc.	5,634	202,768
Hudson Pacific Properties, Inc.	3,121	113,417

12

	Shares/ Principal Amount	Value
Inmobiliaria Colonial Socimi SA	2,889	$38,716
Invesco Office J-Reit, Inc.	413	87,825
Invitation Homes, Inc.	6,294	198,072
Kilroy Realty Corp.	1,239	102,304
Link REIT	5,800	58,479
Mapletree Commercial Trust	37,525	64,414
Mapletree Industrial Trust	9,900	20,117
MGM Growth Properties LLC, Class A	7,600	242,744
Mitsui Fudosan Logistics Park, Inc.	20	96,901
Northview Apartment Real Estate Investment Trust	1,870	43,394
Orix JREIT, Inc.	63	132,952
Piedmont Office Realty Trust, Inc., Class A	8,351	193,660
Prologis, Inc.	7,954	738,767
Rexford Industrial Realty, Inc.	3,967	191,170
Ryman Hospitality Properties, Inc.	690	58,671
Safestore Holdings plc	4,093	43,500
SBA Communications Corp.	1,925	480,403
Segro plc	7,600	91,623
Spirit Realty Capital, Inc.	1,124	59,325
Summit Industrial Income REIT	3,204	31,256
Sun Communities, Inc.	619	100,383
UDR, Inc.	2,009	96,251
UNITE Group plc (The)	4,804	80,875
VICI Properties, Inc.	5,178	138,770
Welltower, Inc.	5,673	481,694
Weyerhaeuser Co.	21,747	629,576
		6,995,868
Food and Staples Retailing — 0.2%
Cosmos Pharmaceutical Corp.	100	22,163
Costco Wholesale Corp.	244	74,547
Grocery Outlet Holding Corp.(2)	533	17,450
Kobe Bussan Co. Ltd.	600	23,132
Koninklijke Ahold Delhaize NV	10,053	246,949
Sysco Corp.	4,263	350,163
Walgreens Boots Alliance, Inc.	1,340	68,139
		802,543
Food Products — 0.3%
AAK AB	844	15,842
Ariake Japan Co. Ltd.	300	20,461
Ausnutria Dairy Corp. Ltd.(2)	7,000	8,514
Bakkafrost P/F	335	23,875
Beyond Meat, Inc.(2)	113	12,478
Conagra Brands, Inc.	7,166	235,905
J.M. Smucker Co. (The)	1,701	176,241
Kellogg Co.	1,363	92,970
Mondelez International, Inc., Class A	5,739	329,304
Nestle SA	861	95,049

13

	Shares/ Principal Amount	Value
Nomad Foods Ltd.(2)	871	$17,577
Orkla ASA	22,504	218,651
		1,246,867
Gas Utilities — 0.1%
Atmos Energy Corp.	1,673	195,791
Chesapeake Utilities Corp.	164	15,779
Nippon Gas Co. Ltd.	700	22,084
Spire, Inc.	2,648	223,279
		456,933
Health Care Equipment and Supplies — 0.8%
Baxter International, Inc.	1,939	172,998
DexCom, Inc.(2)	305	73,429
Edwards Lifesciences Corp.(2)	765	168,193
Hologic, Inc.(2)	5,054	270,490
Hoya Corp.	700	67,287
ICU Medical, Inc.(2)	44	8,029
Insulet Corp.(2)	94	18,240
Intuitive Surgical, Inc.(2)	358	200,401
Masimo Corp.(2)	716	122,150
Medtronic plc	3,557	410,620
Nihon Kohden Corp.	300	8,813
OrthoPediatrics Corp.(2)	297	13,641
ResMed, Inc.	1,036	164,693
Siemens Healthineers AG	2,158	101,809
Silk Road Medical, Inc.(2)	659	30,670
Teleflex, Inc.	634	235,537
Terumo Corp.	3,500	124,928
Varian Medical Systems, Inc.(2)	571	80,265
Zimmer Biomet Holdings, Inc.	5,624	831,790
		3,103,983
Health Care Providers and Services — 0.7%
1Life Healthcare, Inc.(2)	274	6,047
Acadia Healthcare Co., Inc.(2)	536	17,222
Alfresa Holdings Corp.	4,600	92,797
Amplifon SpA	557	15,803
Cardinal Health, Inc.	5,485	280,887
Centene Corp.(2)	2,282	143,332
CVS Health Corp.	2,212	150,018
Encompass Health Corp.	3,732	287,476
Ensign Group, Inc. (The)	625	28,250
HealthEquity, Inc.(2)	477	31,511
Henry Schein, Inc.(2)	2,827	194,893
Humana, Inc.	403	135,505
Korian SA	636	29,129
McKesson Corp.	1,679	239,442
Pennant Group, Inc. (The)(2)	467	12,329
Quest Diagnostics, Inc.	4,862	538,077

14

	Shares/ Principal Amount	Value
R1 RCM, Inc.(2)	3,214	$40,175
UnitedHealth Group, Inc.	965	262,914
Universal Health Services, Inc., Class B	1,562	214,166
		2,719,973
Health Care Technology — 0.1%
Cerner Corp.	5,145	369,565
Health Catalyst, Inc.(2)	2,565	83,747
Inspire Medical Systems, Inc.(2)	211	15,783
Teladoc Health, Inc.(2)	425	43,227
		512,322
Hotels, Restaurants and Leisure — 0.4%
Autogrill SpA	951	9,242
Carnival Corp.	4,321	188,093
Chipotle Mexican Grill, Inc.(2)	673	583,330
Churchill Downs, Inc.	283	40,860
Hilton Worldwide Holdings, Inc.	1,068	115,130
Jumbo Interactive Ltd.	1,432	12,648
Las Vegas Sands Corp.	837	54,664
Planet Fitness, Inc., Class A(2)	2,109	170,386
Royal Caribbean Cruises Ltd.	1,420	166,254
Sodexo SA	1,935	202,581
Starbucks Corp.	1,714	145,399
		1,688,587
Household Durables — 0.2%
Bellway plc	573	30,279
Breville Group Ltd.	166	2,034
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,500	48,553
Haseko Corp.	16,600	216,230
Man Wah Holdings Ltd.	18,400	12,729
Pressance Corp.	300	3,348
PulteGroup, Inc.	3,415	152,480
Skyline Champion Corp.(2)	769	22,109
Taylor Wimpey plc	17,386	49,631
Tempur Sealy International, Inc.(2)	251	22,997
Token Corp.	500	34,640
TopBuild Corp.(2)	393	45,002
		640,032
Household Products — 0.2%
Colgate-Palmolive Co.	1,925	142,027
Kimberly-Clark Corp.	1,074	153,840
Procter & Gamble Co. (The)	3,934	490,255
Reynolds Consumer Products, Inc.(2)	699	19,956
		806,078
Independent Power and Renewable Electricity Producers†
Falck Renewables SpA	2,012	13,099
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,015	175,818

15

	Shares/ Principal Amount	Value
Siemens AG	1,002	$124,089
		299,907
Insurance — 0.7%
Aegon NV	46,708	189,785
Aflac, Inc.	4,924	253,931
AIA Group Ltd.	21,600	212,955
Arthur J. Gallagher & Co.	599	61,439
Brown & Brown, Inc.	2,138	95,996
BRP Group, Inc., Class A(2)	1,343	20,253
Chubb Ltd.	3,335	506,887
eHealth, Inc.(2)	231	24,292
Globe Life, Inc.	471	49,107
Goosehead Insurance, Inc., Class A	527	27,499
Kinsale Capital Group, Inc.	347	39,634
NN Group NV	1,542	53,597
Palomar Holdings, Inc.(2)	596	31,856
ProAssurance Corp.	5,295	160,809
Progressive Corp. (The)	1,628	131,363
Prudential Financial, Inc.	1,673	152,343
Reinsurance Group of America, Inc.	2,893	416,737
Travelers Cos., Inc. (The)	1,382	181,899
Zurich Insurance Group AG	415	172,498
		2,782,880
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(2)	561	803,790
Alphabet, Inc., Class C(2)	411	589,468
Facebook, Inc., Class A(2)	3,901	787,651
Pinterest, Inc., Class A(2)	1,690	37,231
Tencent Holdings Ltd.	6,200	294,395
Twitter, Inc.(2)	7,178	233,141
		2,745,676
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd. ADR(2)	904	186,757
Amazon.com, Inc.(2)	661	1,327,764
Etsy, Inc.(2)	196	9,567
HelloFresh SE(2)	912	21,797
Takeaway.com NV(2)	163	15,372
Trainline plc(2)	3,847	24,066
		1,585,323
IT Services — 1.1%
Accenture plc, Class A	1,233	253,024
Adyen NV(2)	158	145,179
Afterpay Ltd.(2)	762	19,301
Alten SA	170	21,105
CACI International, Inc., Class A(2)	147	39,314
Fiserv, Inc.(2)	4,946	586,645
FleetCor Technologies, Inc.(2)	716	225,705

16

	Shares/ Principal Amount	Value
GDS Holdings Ltd. ADR(2)	1,821	$94,164
Genpact Ltd.	567	25,101
GMO Payment Gateway, Inc.	200	13,004
I3 Verticals, Inc., Class A(2)	627	20,246
International Business Machines Corp.	716	102,911
Limelight Networks, Inc.(2)	2,801	13,977
Mastercard, Inc., Class A	2,870	906,748
Megaport Ltd.(2)	1,384	10,244
NEXTDC Ltd.(2)	6,195	30,781
Okta, Inc.(2)	2,302	294,771
PayPal Holdings, Inc.(2)	1,422	161,952
Repay Holdings Corp.(2)	934	15,794
SCSK Corp.	300	16,087
SHIFT, Inc.(2)	200	13,576
Square, Inc., Class A(2)	7,492	559,577
Visa, Inc., Class A	4,314	858,357
		4,427,563
Leisure Products†
BRP, Inc.	581	29,660
Callaway Golf Co.	1,081	23,155
Games Workshop Group plc	229	20,051
		72,866
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	2,223	183,531
Bruker Corp.	2,471	122,240
Evotec SE(2)	522	14,099
Lonza Group AG	424	174,337
Mettler-Toledo International, Inc.(2)	130	98,433
NeoGenomics, Inc.(2)	866	27,911
PRA Health Sciences, Inc.(2)	323	32,723
Tecan Group AG	94	26,614
		679,888
Machinery — 0.4%
ATS Automation Tooling Systems, Inc.(2)	675	10,369
Caterpillar, Inc.	715	93,915
Chart Industries, Inc.(2)	509	32,566
Cummins, Inc.	2,312	369,851
FANUC Corp.	100	18,193
Georg Fischer AG	17	16,678
Graco, Inc.	1,266	67,288
Harmonic Drive Systems, Inc.	300	13,446
IMI plc	13,140	190,572
Ingersoll-Rand plc	2,213	294,838
Kennametal, Inc.	553	17,303
Kornit Digital Ltd.(2)	624	26,071
Nabtesco Corp.	600	17,125

17

	Shares/ Principal Amount	Value
Navistar International Corp.(2)	567	$20,763
PACCAR, Inc.	2,499	185,451
Parker-Hannifin Corp.	1,099	215,063
RBC Bearings, Inc.(2)	198	30,791
Rotork plc	2,603	10,406
Valmet Oyj	567	12,308
Westinghouse Air Brake Technologies Corp.	1,445	106,728
		1,749,725
Media — 0.1%
Atresmedia Corp. de Medios de Comunicacion SA	7,311	24,785
Comcast Corp., Class A	4,644	200,574
Fox Corp., Class B(2)	3,760	136,601
Future plc	564	9,518
Nippon Television Holdings, Inc.	8,100	109,332
Stroeer SE & Co. KGaA	207	16,470
TV Asahi Holdings Corp.	2,900	55,331
		552,611
Metals and Mining†
Saracen Mineral Holdings Ltd.(2)	3,612	9,656
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	2,795	64,984
Multi-Utilities — 0.1%
Ameren Corp.	2,629	215,709
NorthWestern Corp.	3,084	237,376
WEC Energy Group, Inc.	1,325	132,354
		585,439
Multiline Retail — 0.1%
Magazine Luiza SA	13,298	173,266
Pan Pacific International Holdings Corp.	6,600	106,430
Target Corp.	2,069	229,121
		508,817
Oil, Gas and Consumable Fuels — 0.7%
Callon Petroleum Co.(2)	4,451	13,353
Chevron Corp.	1,256	134,568
ConocoPhillips	10,434	620,093
Devon Energy Corp.	2,281	49,543
Eni SpA	13,637	191,272
Gazprom PJSC ADR	8,352	58,519
Gazprom PJSC	24,990	88,561
Gaztransport Et Technigaz SA	64	6,466
Gibson Energy, Inc.	1,031	20,692
Imperial Oil Ltd.	4,548	107,841
Neste Oyj	3,993	158,881
Noble Energy, Inc.	7,476	147,800
ONEOK, Inc.	2,894	216,674
PetroChina Co. Ltd., H Shares	288,000	126,848

18

	Shares/ Principal Amount	Value
Phillips 66	961	$87,807
Saras SpA	69,879	93,843
Surgutneftegas PJSC Preference Shares	341,718	192,677
TOTAL SA ADR	4,062	197,373
Valero Energy Corp.	758	63,907
		2,576,718
Paper and Forest Products — 0.1%
Boise Cascade Co.	338	12,236
Canfor Corp.(2)	2,907	26,118
Mondi plc	15,450	316,275
		354,629
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	346	67,526
Fancl Corp.	300	7,890
Inter Parfums, Inc.	181	12,509
Ontex Group NV	3,576	64,664
Shiseido Co. Ltd.	1,300	84,009
		236,598
Pharmaceuticals — 0.6%
AstraZeneca plc	1,862	182,053
Bristol-Myers Squibb Co.	3,715	233,859
Catalent, Inc.(2)	2,023	123,605
Dechra Pharmaceuticals plc	393	14,784
GlaxoSmithKline plc	9,456	222,028
Horizon Therapeutics plc(2)	580	20,004
Johnson & Johnson	1,696	252,484
Merck & Co., Inc.	3,828	327,064
MyoKardia, Inc.(2)	197	13,402
Novartis AG	1,804	170,648
Novo Nordisk A/S, B Shares	2,563	156,460
Optinose, Inc.(2)	670	5,246
Pfizer, Inc.	4,249	158,233
Reata Pharmaceuticals, Inc., Class A(2)	53	11,596
Sanofi	909	87,668
Sanofi ADR	3,945	190,425
Zoetis, Inc.	825	110,723
		2,280,282
Professional Services — 0.4%
ASGN, Inc.(2)	536	36,282
BeNEXT Group, Inc.	700	7,215
Capita plc(2)	91,123	174,486
CoStar Group, Inc.(2)	86	56,157
IHS Markit Ltd.	3,879	305,898
Nihon M&A Center, Inc.	600	17,257
Recruit Holdings Co. Ltd.	4,800	187,729
Robert Half International, Inc.	1,698	98,773

19

	Shares/ Principal Amount	Value
Teleperformance	670	$168,394
TriNet Group, Inc.(2)	351	20,028
UT Group Co. Ltd.	900	22,405
Verisk Analytics, Inc.	2,254	366,208
		1,460,832
Real Estate Management and Development — 0.3%
Altus Group Ltd.	447	14,642
Aroundtown SA	6,602	62,532
Ayala Land, Inc.	50,900	41,360
CapitaLand Ltd.	15,300	40,283
CBRE Group, Inc., Class A(2)	916	55,922
Colliers International Group, Inc.	220	17,837
Corp. Inmobiliaria Vesta SAB de CV	27,496	50,203
Fabege AB	4,602	78,856
Fastighets AB Balder, B Shares(2)	570	27,039
FirstService Corp.	466	45,850
Longfor Group Holdings Ltd.	17,000	71,640
Mitsubishi Estate Co. Ltd.	7,500	146,910
Mitsui Fudosan Co. Ltd.	5,200	137,417
New World Development Co. Ltd.	30,000	37,407
Nexity SA	272	13,147
Open House Co. Ltd.	300	8,010
Samhallsbyggnadsbolaget i Norden AB	6,825	16,832
Shimao Property Holdings Ltd.	13,500	43,604
Shurgard Self Storage SA	788	28,658
Sun Hung Kai Properties Ltd.	6,500	90,098
Times China Holdings Ltd.	25,000	43,698
VGP NV	311	34,991
Vonovia SE	2,521	144,033
		1,250,969
Road and Rail — 0.2%
ArcBest Corp.	701	15,639
Heartland Express, Inc.	9,705	181,387
J.B. Hunt Transport Services, Inc.	1,241	133,941
Localiza Rent a Car SA	8,680	107,765
Norfolk Southern Corp.	787	163,861
Sixt SE	109	11,036
TFI International, Inc.	573	18,350
Union Pacific Corp.	741	132,950
		764,929
Semiconductors and Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.(2)	4,473	210,231
Applied Materials, Inc.	10,204	591,730
ASML Holding NV	547	153,409
Broadcom, Inc.	520	158,683
Entegris, Inc.	259	13,406
20

	Shares/ Principal Amount	Value
Inphi Corp.(2)	289	$21,952
Intel Corp.	3,252	207,900
Lasertec Corp.	400	19,773
Lattice Semiconductor Corp.(2)	1,107	20,590
Marvell Technology Group Ltd.	3,043	73,154
Maxim Integrated Products, Inc.	5,264	316,472
Microchip Technology, Inc.	1,566	152,654
Micron Technology, Inc.(2)	1,930	102,464
MKS Instruments, Inc.	124	12,998
Monolithic Power Systems, Inc.	106	18,144
Nova Measuring Instruments Ltd.(2)	368	13,999
NVIDIA Corp.	771	182,287
Power Integrations, Inc.	216	21,097
Silicon Laboratories, Inc.(2)	119	11,699
SOITEC(2)	146	13,813
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	160,466
Texas Instruments, Inc.	687	82,886
Xilinx, Inc.	431	36,411
		2,596,218
Software — 1.4%
Adobe, Inc.(2)	429	150,639
Atlassian Corp. plc, Class A(2)	959	140,973
Avalara, Inc.(2)	252	21,455
Avast plc	5,294	29,641
AVEVA Group plc	278	18,030
Bottomline Technologies de, Inc.(2)	403	21,601
Cadence Design Systems, Inc.(2)	2,832	204,216
Coupa Software, Inc.(2)	748	120,540
Dassault Systemes SE	750	130,167
Descartes Systems Group, Inc. (The)(2)	455	20,398
DocuSign, Inc.(2)	4,843	380,224
Elastic NV(2)	137	8,889
Envestnet, Inc.(2)	483	38,094
Fair Isaac Corp.(2)	41	16,498
Five9, Inc.(2)	500	35,865
Globant SA(2)	227	27,853
Microsoft Corp.	8,091	1,377,331
Model N, Inc.(2)	728	22,706
Palo Alto Networks, Inc.(2)	535	125,607
Paycom Software, Inc.(2)	527	167,670
Paylocity Holding Corp.(2)	237	33,628
Proofpoint, Inc.(2)	1,034	126,986
Rapid7, Inc.(2)	669	39,725
RingCentral, Inc., Class A(2)	2,535	521,145
salesforce.com, Inc.(2)	4,766	868,890
Slack Technologies, Inc., Class A(2)	4,752	98,509

21

	Shares/ Principal Amount	Value
Splunk, Inc.(2)	2,781	$431,778
TeamViewer AG(2)	445	15,937
Temenos AG(2)	631	101,563
		5,296,558
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	2,143	282,340
Best Buy Co., Inc.	351	29,726
Boot Barn Holdings, Inc.(2)	760	31,897
Burlington Stores, Inc.(2)	839	182,457
Five Below, Inc.(2)	1,141	129,184
Floor & Decor Holdings, Inc., Class A(2)	2,289	112,871
Home Depot, Inc. (The)	1,609	367,013
JD Sports Fashion plc	1,884	20,509
Kingfisher plc	106,710	288,889
National Vision Holdings, Inc.(2)	804	27,433
Ross Stores, Inc.	825	92,557
TJX Cos., Inc. (The)	3,567	210,596
		1,775,472
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	3,169	980,837
HP, Inc.	6,927	147,684
		1,128,521
Textiles, Apparel and Luxury Goods — 0.3%
ANTA Sports Products Ltd.	6,000	51,831
Burberry Group plc	4,079	104,759
Canada Goose Holdings, Inc.(2)	3,080	92,400
Crocs, Inc.(2)	694	26,309
lululemon athletica, Inc.(2)	461	110,359
NIKE, Inc., Class B	4,634	446,254
Puma SE	1,552	124,689
VF Corp.	1,246	103,381
		1,059,982
Thrifts and Mortgage Finance — 0.1%
Aruhi Corp.	1,000	16,292
Capitol Federal Financial, Inc.	13,180	173,712
NMI Holdings, Inc., Class A(2)	923	29,462
		219,466
Trading Companies and Distributors — 0.2%
AerCap Holdings NV(2)	2,228	126,127
Applied Industrial Technologies, Inc.	331	21,373
Diploma plc	560	14,393
Grafton Group plc	1,883	22,947
IMCD NV	198	17,076
MonotaRO Co. Ltd.	4,000	96,952
MSC Industrial Direct Co., Inc., Class A	2,692	183,244
Seven Group Holdings Ltd.	2,218	29,506

22

	Shares/ Principal Amount	Value
SiteOne Landscape Supply, Inc.(2)	233	$22,496
Univar Solutions, Inc.(2)	3,654	78,744
Yamazen Corp.	2,600	24,051
		636,909
Water Utilities†
SJW Group	198	14,522
Wireless Telecommunication Services†
Rogers Communications, Inc., Class B	2,546	127,473
TOTAL COMMON STOCKS (Cost $65,931,522)		87,399,141
U.S. TREASURY SECURITIES — 14.3%
U.S. Treasury Bills, 1.55%, 4/9/20(3)	$350,000	349,018
U.S. Treasury Bills, 1.59%, 5/14/20(3)	1,090,000	1,085,344
U.S. Treasury Bonds, 3.50%, 2/15/39	120,000	152,892
U.S. Treasury Bonds, 3.125%, 11/15/41	150,000	181,884
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	511,557
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	1,072,537
U.S. Treasury Bonds, 2.50%, 2/15/45(4)	1,700,000	1,862,230
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	717,668
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	1,019,402
U.S. Treasury Bonds, 2.50%, 5/15/46	450,000	494,561
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,114,882	2,386,041
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	382,605	450,567
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	569,110	630,753
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	559,330	605,368
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	546,100	609,375
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	532,725	617,377
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,740,105	2,763,717
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,119,872	3,142,335
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,426,027	3,500,568
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,432,938	1,478,615
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,824,100	3,929,986
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,477,650	9,650,429
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,343,480	4,443,527
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	6,061,496	6,356,580
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	1,180,267	1,208,441
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	212,944	221,029
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,564,005	1,645,038
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,546,425	2,778,945
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	299,865
U.S. Treasury Notes, 1.375%, 9/15/20	900,000	898,963
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	250,967
U.S. Treasury Notes, 2.25%, 8/15/27(4)	300,000	317,449
TOTAL U.S. TREASURY SECURITIES (Cost $52,811,801)		55,633,028

23

		Shares/ Principal Amount	Value
CORPORATE BONDS — 9.4%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.125%, 10/1/24		$50,000	$54,023
Bombardier, Inc., 8.75%, 12/1/21(5)		25,000	26,806
United Technologies Corp., 6.05%, 6/1/36		51,000	71,417
United Technologies Corp., 5.70%, 4/15/40		75,000	106,571
			258,817
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(5)		19,000	19,366
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(5)		40,000	40,090
United Airlines Holdings, Inc., 5.00%, 2/1/24		45,000	47,869
			87,959
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		9,000	9,138
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	45,452
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	58,068
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$240,000	252,028
General Motors Co., 5.15%, 4/1/38		100,000	106,677
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	193,044
			655,269
Banks — 1.8%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/25	EUR	100,000	112,125
Akbank T.A.S., 5.00%, 10/24/22		$50,000	51,640
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		102,000	109,221
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	241,639
Banistmo SA, 3.65%, 9/19/22		$120,000	123,039
Bank of America Corp., 4.10%, 7/24/23		70,000	75,394
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	138,274
Bank of America Corp., MTN, 5.00%, 1/21/44		$60,000	80,177
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		40,000	50,401
Bank of America Corp., VRN, 3.42%, 12/20/28		56,000	60,224
Bank of Montreal, MTN, 3.30%, 2/5/24		266,000	280,793
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,190
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	228,168
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	114,921
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	117,714
Citigroup, Inc., 2.75%, 4/25/22		$60,000	61,118
Citigroup, Inc., VRN, 3.52%, 10/27/28		210,000	226,195
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	277,438
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	154,085
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	114,320
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	161,418
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	430,405
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	101,928

24

		Shares/ Principal Amount	Value
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	165,000	$197,045
Fifth Third BanCorp., 4.30%, 1/16/24		$60,000	64,980
Fifth Third Bank, 2.875%, 10/1/21		31,000	31,595
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	140,879
HSBC Holdings plc, 4.30%, 3/8/26		$200,000	222,051
HSBC Holdings plc, VRN, 3.26%, 3/13/23		200,000	205,280
Intercorp Financial Services, Inc., 4.125%, 10/19/27(5)		125,000	130,918
JPMorgan Chase & Co., 3.875%, 9/10/24		550,000	594,720
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	253,545
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		90,000	105,605
KEB Hana Bank, MTN, 4.375%, 9/30/24		82,000	88,376
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	319,754
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	136,108
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$25,000	27,412
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	138,559
U.S. Bancorp, MTN, 3.60%, 9/11/24		$24,000	25,872
U.S. Bank N.A., 2.80%, 1/27/25		250,000	261,650
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	115,246
Wells Fargo & Co., 4.125%, 8/15/23		$100,000	107,307
Wells Fargo & Co., 3.00%, 4/22/26		180,000	188,878
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	130,496
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	139,355
Woori Bank, MTN, 4.75%, 4/30/24		61,000	66,225
			7,104,683
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	225,189
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	59,814
			285,003
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22		$5,000	5,137
AbbVie, Inc., 3.60%, 5/14/25		40,000	42,772
AbbVie, Inc., 4.40%, 11/6/42		130,000	147,422
Amgen, Inc., 4.66%, 6/15/51		138,000	167,565
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	114,803
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	250,095
			727,794
Building Products†
Standard Industries, Inc., 6.00%, 10/15/25(5)		20,000	20,925
Capital Markets — 0.4%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	135,299
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	115,443
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	70,818
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$305,000	325,654
MDGH - GMTN B.V., 3.25%, 4/28/22(5)		41,000	41,989
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	269,726
Morgan Stanley, MTN, 4.00%, 7/23/25		160,000	175,926

25

	Shares/ Principal Amount	Value
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	$250,000	$254,632
SURA Asset Management SA, 4.375%, 4/11/27	40,000	43,314
		1,432,801
Chemicals†
Element Solutions, Inc., 5.875%, 12/1/25(5)	10,000	10,361
Equate Petrochemical BV, 4.25%, 11/3/26(5)	34,000	36,736
Huntsman International LLC, 5.125%, 11/15/22	25,000	26,736
Tronox Finance plc, 5.75%, 10/1/25(5)	10,000	9,904
		83,737
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21	20,000	21,204
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(5)	60,000	60,407
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(5)	25,000	26,234
Republic Services, Inc., 3.55%, 6/1/22	220,000	228,064
		335,909
Communications Equipment†
CommScope Technologies LLC, 6.00%, 6/15/25(5)	25,000	23,922
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25	80,000	82,768
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	150,000	157,454
Capital One Financial Corp., 3.80%, 1/31/28	190,000	207,187
Navient Corp., 5.00%, 10/26/20	45,000	45,682
Navient Corp., 5.50%, 1/25/23	20,000	20,950
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(5)	20,000	21,451
		452,724
Containers and Packaging†
Berry Global, Inc., 5.125%, 7/15/23	25,000	25,500
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)	10,000	10,330
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(5)	30,000	30,775
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(5)	40,000	41,375
Sealed Air Corp., 5.125%, 12/1/24(5)	25,000	27,062
		135,042
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	50,000	51,732
Fiore Capital LLC, VRDN, 1.60%, 2/7/20 (LOC: Wells Fargo Bank N.A.)	1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 1.65%, 9/1/28 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(6)	3,000,000	3,000,000
Voya Financial, Inc., 5.70%, 7/15/43	110,000	150,407
		4,702,139
Diversified Telecommunication Services — 0.4%
Altice France SA, 7.375%, 5/1/26(5)	35,000	37,298
AT&T, Inc., 4.45%, 4/1/24	6,000	6,565

26

		Shares/ Principal Amount	Value
AT&T, Inc., 3.40%, 5/15/25		$90,000	$95,619
AT&T, Inc., 2.95%, 7/15/26		80,000	83,268
AT&T, Inc., 3.80%, 2/15/27		100,000	109,170
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	130,292
AT&T, Inc., 5.15%, 11/15/46		$171,000	209,140
CenturyLink, Inc., 5.625%, 4/1/20		50,000	50,247
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,558
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	66,666
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	46,044
Frontier Communications Corp., 11.00%, 9/15/25		$35,000	16,275
Hughes Satellite Systems Corp., 5.25%, 8/1/26		25,000	27,194
Level 3 Financing, Inc., 5.375%, 8/15/22		46,000	46,195
Ooredoo International Finance Ltd., 3.75%, 6/22/26(5)		61,000	64,838
Orange SA, 4.125%, 9/14/21		120,000	124,889
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	128,765
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		$80,000	82,165
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	18,753
Verizon Communications, Inc., 5.01%, 8/21/54		55,000	74,855
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		25,000	25,583
			1,454,379
Electric Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	85,766
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		70,000	78,762
Duke Energy Florida LLC, 6.35%, 9/15/37		70,000	103,561
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	90,704
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	10,677
Exelon Corp., 4.45%, 4/15/46		30,000	35,382
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	62,966
FirstEnergy Corp., 4.25%, 3/15/23		120,000	127,919
FirstEnergy Corp., 4.85%, 7/15/47		30,000	37,108
Florida Power & Light Co., 3.95%, 3/1/48		50,000	59,497
Georgia Power Co., 4.30%, 3/15/42		50,000	57,953
Greenko Investment Co., 4.875%, 8/16/23(5)		41,000	41,070
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		41,000	46,729
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	49,251
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(5)		50,000	52,259
Pampa Energia SA, 7.50%, 1/24/27		82,000	71,504
Progress Energy, Inc., 3.15%, 4/1/22		60,000	61,398
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	32,809
Southwestern Public Service Co., 3.70%, 8/15/47		30,000	33,919
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	113,539
Xcel Energy, Inc., 3.35%, 12/1/26		$40,000	43,033
			1,295,806
Electronic Equipment, Instruments and Components†
Sensata Technologies BV, 5.00%, 10/1/25(5)		20,000	21,692

27

		Shares/ Principal Amount	Value
Entertainment†
Walt Disney Co. (The), 4.75%, 9/15/44		$32,000	$41,349
Equity Real Estate Investment Trusts (REITs) — 0.1%
Boston Properties LP, 3.65%, 2/1/26		100,000	108,499
Equinix, Inc., 5.375%, 5/15/27		20,000	21,713
Essex Portfolio LP, 3.25%, 5/1/23		30,000	31,169
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	22,019
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	35,393
Iron Mountain, Inc., 4.875%, 9/15/27(5)		20,000	20,646
Kilroy Realty LP, 3.80%, 1/15/23		100,000	104,709
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	21,858
SBA Communications Corp., 4.875%, 7/15/22		35,000	35,507
Service Properties Trust, 4.65%, 3/15/24		60,000	63,251
			464,764
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24		35,000	36,487
Kroger Co. (The), 3.875%, 10/15/46		50,000	50,907
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	73,145
Walmart, Inc., 2.55%, 4/11/23		$19,000	19,557
			180,096
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		20,000	20,459
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(5)		20,000	20,525
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(5)		30,000	31,152
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(5)		70,000	73,646
MHP SE, 7.75%, 5/10/24(5)		51,000	55,061
Minerva Luxembourg SA, 5.875%, 1/19/28(5)		30,000	31,670
Pilgrim's Pride Corp., 5.75%, 3/15/25(5)		70,000	72,071
Post Holdings, Inc., 5.00%, 8/15/26(5)		40,000	41,374
			345,958
Gas Utilities — 0.1%
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		102,000	106,712
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		82,000	89,589
			196,301
Health Care Equipment and Supplies — 0.1%
Medtronic, Inc., 3.50%, 3/15/25		6,000	6,502
Medtronic, Inc., 4.375%, 3/15/35		136,000	168,661
			175,163
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22		10,000	10,041
Aetna, Inc., 2.75%, 11/15/22		90,000	91,883
Anthem, Inc., 4.65%, 1/15/43		50,000	57,839
CHS / Community Health Systems, Inc., 6.25%, 3/31/23		20,000	20,450
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)		14,000	14,507

28

	Shares/ Principal Amount	Value
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)	$35,000	$21,525
CommonSpirit Health, 2.95%, 11/1/22	70,000	71,837
CVS Health Corp., 3.50%, 7/20/22	110,000	113,994
CVS Health Corp., 4.30%, 3/25/28	130,000	144,331
CVS Health Corp., 4.78%, 3/25/38	60,000	70,181
CVS Health Corp., 5.05%, 3/25/48	70,000	84,697
DaVita, Inc., 5.125%, 7/15/24	35,000	35,860
DaVita, Inc., 5.00%, 5/1/25	30,000	30,813
Encompass Health Corp., 5.75%, 11/1/24	9,000	9,129
HCA, Inc., 5.00%, 3/15/24	70,000	77,582
HCA, Inc., 5.375%, 2/1/25	70,000	78,378
HCA, Inc., 4.50%, 2/15/27	45,000	49,502
Team Health Holdings, Inc., 6.375%, 2/1/25(5)	10,000	5,904
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	38,301
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	43,583
Tenet Healthcare Corp., 5.125%, 5/1/25	50,000	51,000
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	122,650
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	54,745
		1,298,732
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(5)	30,000	30,983
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	26,628
Eldorado Resorts, Inc., 7.00%, 8/1/23	35,000	36,290
Golden Nugget, Inc., 6.75%, 10/15/24(5)	30,000	30,906
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	20,000	20,508
International Game Technology plc, 6.25%, 2/15/22(5)	25,000	26,232
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	64,298
McDonald's Corp., MTN, 4.70%, 12/9/35	40,000	49,718
MGM Resorts International, 6.00%, 3/15/23	30,000	32,979
MGM Resorts International, 4.625%, 9/1/26	10,000	10,514
Penn National Gaming, Inc., 5.625%, 1/15/27(5)	35,000	36,836
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	60,000	65,131
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(5)	55,000	57,474
Yum! Brands, Inc., 3.75%, 11/1/21	25,000	25,648
		514,145
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27	20,000	20,801
Lennar Corp., 4.75%, 4/1/21	70,000	71,790
Meritage Homes Corp., 5.125%, 6/6/27	40,000	43,114
PulteGroup, Inc., 5.50%, 3/1/26	20,000	22,396
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(5)	20,000	20,408
Toll Brothers Finance Corp., 4.35%, 2/15/28	80,000	84,428
William Lyon Homes, Inc., 5.875%, 1/31/25	25,000	25,823
		288,760

29

		Shares/ Principal Amount	Value
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(5)		$25,000	$25,865
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,649
			67,514
Independent Power and Renewable Electricity Producers†
Listrindo Capital BV, 4.95%, 9/14/26		41,000	42,329
Industrial Conglomerates†
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(5)		163,000	163,194
Insurance — 0.7%
Allianz SE, VRN, 3.375%, 9/18/24	EUR	200,000	246,120
American International Group, Inc., 4.125%, 2/15/24		$240,000	260,345
American International Group, Inc., 4.50%, 7/16/44		70,000	83,551
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	71,812
AXA SA, 7.125%, 12/15/20	GBP	110,000	152,577
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	256,587
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$90,000	92,934
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48		110,000	133,616
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	128,356
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	64,991
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	124,965
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	100,000	124,765
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$30,000	40,884
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49		54,000	58,773
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	200,000	248,600
Markel Corp., 4.90%, 7/1/22		$120,000	128,438
MetLife, Inc., 4.125%, 8/13/42		9,000	10,725
MetLife, Inc., 4.875%, 11/13/43		70,000	91,401
Metropolitan Life Global Funding I, 3.00%, 1/10/23(5)		100,000	103,625
Prudential Financial, Inc., 3.94%, 12/7/49		47,000	52,859
WR Berkley Corp., 4.625%, 3/15/22		80,000	84,621
			2,560,545
Interactive Media and Services†
Rackspace Hosting, Inc., 8.625%, 11/15/24(5)		25,000	24,813
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		61,000	65,724
			90,537
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	143,147
JD.com, Inc., 3.875%, 4/29/26		102,000	109,264
Prosus NV, 6.00%, 7/18/20		61,000	61,955
			314,366
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		58,000	61,064
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	124,786
			185,850

30

		Shares/ Principal Amount	Value
Media — 0.3%
Altice Financing SA, 6.625%, 2/15/23(5)		$70,000	$71,371
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(5)		45,000	47,304
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(5)		30,000	31,405
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		130,000	145,579
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	25,982
Comcast Corp., 6.40%, 5/15/38		110,000	161,292
Comcast Corp., 4.75%, 3/1/44		120,000	152,854
CSC Holdings LLC, 6.75%, 11/15/21		45,000	48,532
CSC Holdings LLC, 6.625%, 10/15/25(5)		50,000	52,912
CSC Holdings LLC, 5.50%, 5/15/26(5)		25,000	26,251
DISH DBS Corp., 6.75%, 6/1/21		25,000	26,296
Gray Television, Inc., 5.875%, 7/15/26(5)		40,000	41,924
Lamar Media Corp., 5.00%, 5/1/23		30,000	30,637
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(5)		25,000	26,052
Sinclair Television Group, Inc., 5.625%, 8/1/24(5)		30,000	30,925
Sirius XM Radio, Inc., 4.625%, 5/15/23(5)		15,000	15,163
Sirius XM Radio, Inc., 5.375%, 4/15/25(5)		50,000	51,672
TEGNA, Inc., 5.50%, 9/15/24(5)		30,000	30,938
ViacomCBS, Inc., 4.85%, 7/1/42		50,000	58,698
ViacomCBS, Inc., 4.375%, 3/15/43		30,000	32,522
VTR Finance BV, 6.875%, 1/15/24		92,000	94,262
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	124,048
			1,326,619
Metals and Mining — 0.1%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(5)		$20,000	21,052
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	49,635
First Quantum Minerals Ltd., 6.50%, 3/1/24(5)		110,000	106,194
Freeport-McMoRan, Inc., 3.55%, 3/1/22		55,000	55,717
HTA Group Ltd., 9.125%, 3/8/22(5)		61,000	62,927
Nexa Resources SA, 5.375%, 5/4/27		92,000	99,186
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	30,489
Vedanta Resources Ltd., 6.125%, 8/9/24(5)		87,000	77,174
			502,374
Multi-Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(5)		82,000	87,520
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(5)		61,000	63,042
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	144,186
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		$60,000	67,937
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	86,393
NiSource, Inc., 5.65%, 2/1/45		70,000	93,282
Sempra Energy, 2.875%, 10/1/22		130,000	133,270
Sempra Energy, 3.25%, 6/15/27		80,000	84,765

31

	Shares/ Principal Amount	Value
Sempra Energy, 4.00%, 2/1/48	$40,000	$44,365
		804,760
Oil, Gas and Consumable Fuels — 0.9%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	40,000	45,515
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	20,000	22,322
Chesapeake Energy Corp., 11.50%, 1/1/25(5)	7,000	5,650
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	102,000	104,606
CNX Resources Corp., 5.875%, 4/15/22	33,000	32,670
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	25,000	25,445
Denbury Resources, Inc., 9.00%, 5/15/21(5)	10,000	9,422
Ecopetrol SA, 5.875%, 5/28/45	130,000	156,707
Enbridge, Inc., 4.00%, 10/1/23	70,000	74,542
Energy Transfer Operating LP, 4.15%, 10/1/20	110,000	111,199
Energy Transfer Operating LP, 3.60%, 2/1/23	14,000	14,494
Energy Transfer Operating LP, 6.50%, 2/1/42	80,000	95,406
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	256,694
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)	56,000	60,843
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)	56,000	81,008
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	5,000	4,877
Gulfport Energy Corp., 6.00%, 10/15/24	15,000	8,306
Gulfport Energy Corp., 6.375%, 5/15/25	25,000	12,573
Hess Corp., 6.00%, 1/15/40	80,000	93,999
KazTransGas JSC, 4.375%, 9/26/27(5)	82,000	87,847
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	258,474
MEG Energy Corp., 6.50%, 1/15/25(5)	21,000	22,011
MPLX LP, 6.25%, 10/15/22(5)	9,000	9,177
MPLX LP, 4.875%, 12/1/24	25,000	27,542
MPLX LP, 4.875%, 6/1/25	30,000	33,279
MPLX LP, 4.50%, 4/15/38	40,000	41,452
MPLX LP, 5.20%, 3/1/47	20,000	22,157
Newfield Exploration Co., 5.75%, 1/30/22	90,000	95,767
Newfield Exploration Co., 5.375%, 1/1/26	10,000	10,985
Oasis Petroleum, Inc., 6.875%, 3/15/22	40,000	38,500
Ovintiv, Inc., 6.50%, 2/1/38	50,000	58,435
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(5)	40,000	41,254
Petrobras Global Finance BV, 5.75%, 2/1/29	150,000	173,362
Petrobras Global Finance BV, 7.25%, 3/17/44	70,000	88,721
Petroleos Mexicanos, 6.50%, 3/13/27	55,000	59,786
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	164,916
QEP Resources, Inc., 5.375%, 10/1/22	50,000	50,266
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	9,192	9,321
Reliance Industries Ltd., 4.125%, 1/28/25	133,000	142,580
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	90,000	102,445

32

		Shares/ Principal Amount	Value
SM Energy Co., 5.00%, 1/15/24		$25,000	$22,885
Southwestern Energy Co., 6.20%, 1/23/25		35,000	29,225
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		45,000	45,469
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		20,000	20,650
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		30,000	30,595
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	113,222
Williams Cos., Inc. (The), 4.125%, 11/15/20		$20,000	20,208
Williams Cos., Inc. (The), 4.55%, 6/24/24		170,000	185,812
Williams Cos., Inc. (The), 5.10%, 9/15/45		90,000	99,430
			3,322,051
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		190,000	196,179
Allergan Funding SCS, 3.85%, 6/15/24		80,000	85,363
Allergan Funding SCS, 4.55%, 3/15/35		80,000	92,170
Bausch Health Cos., Inc., 5.50%, 3/1/23(5)		27,000	27,146
Bausch Health Cos., Inc., 7.00%, 3/15/24(5)		15,000	15,582
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)		85,000	87,610
Bristol-Myers Squibb Co., 3.25%, 8/15/22(5)		90,000	93,518
Bristol-Myers Squibb Co., 3.625%, 5/15/24(5)		15,000	16,052
Bristol-Myers Squibb Co., 3.875%, 8/15/25(5)		130,000	142,851
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		60,000	60,553
			817,024
Professional Services†
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(5)		30,000	30,900
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	116,192
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	19,582
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	47,547
Hertz Corp. (The), 6.25%, 10/15/22		40,000	40,500
Union Pacific Corp., 3.84%, 3/20/60(5)		120,000	129,264
United Rentals North America, Inc., 5.50%, 7/15/25		45,000	46,655
United Rentals North America, Inc., 5.50%, 5/15/27		15,000	15,972
			415,712
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25		210,000	220,049
Microsoft Corp., 3.45%, 8/8/36		50,000	56,741
Microsoft Corp., 4.25%, 2/6/47		160,000	204,819
Oracle Corp., 2.50%, 10/15/22		200,000	204,933
Oracle Corp., 3.625%, 7/15/23		60,000	64,031
Oracle Corp., 2.65%, 7/15/26		180,000	188,040
			938,613
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24		70,000	75,591
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	262,006

33

		Shares/ Principal Amount	Value
L Brands, Inc., 5.625%, 2/15/22		$40,000	$42,242
PetSmart, Inc., 5.875%, 6/1/25(5)		10,000	10,325
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23		10,000	10,175
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		60,000	61,349
			461,688
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.50%, 2/9/25		220,000	228,140
Apple, Inc., 2.45%, 8/4/26		80,000	82,597
Apple, Inc., 3.20%, 5/11/27		100,000	108,019
Apple, Inc., 2.90%, 9/12/27		50,000	53,210
Dell International LLC / EMC Corp., 7.125%, 6/15/24(5)		70,000	73,675
NCR Corp., 5.00%, 7/15/22		20,000	20,219
Western Digital Corp., 4.75%, 2/15/26		20,000	21,388
			587,248
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(5)		30,000	29,903
Transportation Infrastructure — 0.1%
HPHT Finance 15 Ltd., 2.875%, 3/17/20(5)		204,000	204,135
Rumo Luxembourg Sarl, 7.375%, 2/9/24		70,000	75,265
			279,400
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		97,000	104,379
Digicel Ltd., 6.00%, 4/15/21		61,000	48,444
GTH Finance BV, 7.25%, 4/26/23(5)		121,000	135,807
Millicom International Cellular SA, 5.125%, 1/15/28(5)		102,000	106,900
Sprint Corp., 7.25%, 9/15/21		85,000	89,299
Sprint Corp., 7.875%, 9/15/23		35,000	37,257
Sprint Corp., 7.125%, 6/15/24		70,000	72,445
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	31,028
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	10,683
			636,242
TOTAL CORPORATE BONDS (Cost $34,383,178)			36,272,010
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.5%
Australia — 0.3%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	736,953
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	217,278
			954,231
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	126,000	155,765
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	140,000	167,821
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	101,000	190,151
			513,737
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	47,000	93,249

34

		Shares/ Principal Amount	Value
Canada — 0.4%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	$235,032
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	548,161
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	364,100
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	369,865
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	36,963
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	98,744
			1,652,865
China†
China Government Bond, 3.25%, 6/6/26	CNY	550,000	80,709
China Government Bond, 3.29%, 5/23/29	CNY	400,000	58,850
			139,559
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	147,469
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	99,608
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	83,136
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	75,140
			158,276
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	173,000	239,819
France — 0.6%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,030,570	1,271,659
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	217,176	371,168
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	358,000	662,013
			2,304,840
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	155,000	182,306
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(7)	EUR	428,000	494,491
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	923,000	1,087,072
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	181,000	292,633
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	176,000	394,621
			2,451,123
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	3,000,000,000	243,175
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	252,765
Italy — 0.8%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	309,237
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,174,867
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(5)	EUR	675,000	1,177,132
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(5)	EUR	295,000	438,551
			3,099,787

35

		Shares/ Principal Amount	Value
Japan — 2.1%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	$300,445
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	2,060,797
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,948,465
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	461,486
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,353,702
			8,124,895
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	200,808
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	411,868
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	435,104
			846,972
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(5)(7)	EUR	95,000	106,739
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	401,000	474,575
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	63,000	120,662
			701,976
Norway — 0.6%
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	360,000	40,094
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,510,000	169,615
Norway Government Bond, 1.75%, 9/6/29(5)	NOK	18,900,000	2,137,578
			2,347,287
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	181,589
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	74,817
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	220,167
South Africa†
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$75,000	75,273
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	5,000	6,524
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	164,000	198,947
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	16,000	25,484
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	30,000	63,822
			294,777
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	298,356
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	140,109
			438,465
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	119,886
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	345,333
			465,219

36

		Shares/ Principal Amount	Value
United Kingdom — 0.7%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	123,000	$168,032
United Kingdom Gilt, 1.50%, 7/22/26	GBP	521,000	737,391
United Kingdom Gilt, 4.50%, 12/7/42	GBP	403,000	914,250
United Kingdom Gilt, 4.25%, 12/7/49	GBP	137,000	331,474
United Kingdom Gilt, 4.25%, 12/7/55	GBP	192,000	506,217
			2,657,364
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $26,745,922)			28,980,112
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.47%, (12-month LIBOR plus 1.86%), 7/1/36		$7,174	7,556
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.14%), 10/1/36		24,047	25,476
FHLMC, VRN, 4.62%, (1-year H15T1Y plus 2.25%), 4/1/37		65,620	69,401
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40		32,722	34,393
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41		12,453	13,020
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41		28,727	29,585
FHLMC, VRN, 4.01%, (12-month LIBOR plus 1.87%), 7/1/41		51,010	53,811
FHLMC, VRN, 4.41%, (12-month LIBOR plus 1.64%), 2/1/43		19,217	19,836
FHLMC, VRN, 4.45%, (12-month LIBOR plus 1.65%), 6/1/43		6,661	6,832
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43		229	236
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35		32,827	34,103
FNMA, VRN, 3.51%, (6-month LIBOR plus 1.57%), 6/1/35		48,278	50,130
FNMA, VRN, 3.78%, (6-month LIBOR plus 1.54%), 9/1/35		7,551	7,832
FNMA, VRN, 4.25%, (1-year H15T1Y plus 2.16%), 3/1/38		53,621	56,736
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40		9,776	10,356
FNMA, VRN, 3.85%, (12-month LIBOR plus 1.82%), 3/1/40		16,623	17,486
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40		50,311	52,555
			489,344
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.8%
FHLMC, 8.00%, 7/1/30		1,423	1,699
FHLMC, 6.50%, 5/1/31		6,961	7,723
FHLMC, 5.50%, 12/1/33		52,922	58,315
FHLMC, 5.50%, 1/1/38		80,375	89,005
FHLMC, 6.00%, 2/1/38		106,155	122,362
FHLMC, 6.00%, 11/1/38		81,379	93,605
FNMA, 5.00%, 9/1/20		8,602	9,086
FNMA, 7.00%, 6/1/26		192	212
FNMA, 6.50%, 6/1/29		8,546	9,474
FNMA, 7.00%, 7/1/29		473	473
FNMA, 7.00%, 3/1/30		3,309	3,618
FNMA, 7.50%, 9/1/30		2,089	2,441
FNMA, 6.50%, 9/1/31		15,359	17,035
FNMA, 7.00%, 9/1/31		4,082	4,305
FNMA, 6.50%, 1/1/32		3,399	3,790
FNMA, 5.50%, 6/1/33		49,710	55,484
FNMA, 5.50%, 8/1/33		233,640	263,759

37

	Shares/ Principal Amount	Value
FNMA, 5.50%, 9/1/33	$69,202	$78,150
FNMA, 5.00%, 11/1/33	213,522	237,005
FNMA, 5.50%, 1/1/34	192,146	216,893
FNMA, 3.50%, 3/1/34	150,672	157,284
FNMA, 4.50%, 9/1/35	110,934	121,022
FNMA, 5.00%, 2/1/36	186,187	206,674
FNMA, 5.50%, 4/1/36	32,009	36,172
FNMA, 5.00%, 10/1/36	15,834	16,942
FNMA, 5.50%, 12/1/36	64,632	72,881
FNMA, 5.50%, 1/1/37	216,027	244,214
FNMA, 6.50%, 8/1/37	25,620	28,672
FNMA, 5.00%, 4/1/40	389,495	432,795
FNMA, 4.00%, 1/1/41	533,571	579,776
FNMA, 5.00%, 6/1/41	312,361	347,072
FNMA, 4.50%, 7/1/41	289,895	316,941
FNMA, 4.50%, 9/1/41	697,575	762,661
FNMA, 4.50%, 9/1/41	225,694	246,755
FNMA, 4.00%, 12/1/41	528,972	570,061
FNMA, 3.50%, 5/1/42	693,894	734,359
FNMA, 3.50%, 6/1/42	429,769	458,486
FNMA, 3.00%, 11/1/42	804,191	834,980
FNMA, 3.00%, 11/1/46	441,956	457,149
FNMA, 6.50%, 8/1/47	9,160	9,832
FNMA, 6.50%, 9/1/47	18,547	19,851
FNMA, 6.50%, 9/1/47	891	955
FNMA, 6.50%, 9/1/47	9,751	10,435
FNMA, 3.00%, 4/1/48	436,201	452,879
FNMA, 4.50%, 7/1/48	808,171	859,552
FNMA, 4.00%, 1/1/49	1,875,580	1,963,093
FNMA, 3.50%, 6/1/49	2,984,093	3,095,059
FNMA, 3.00%, 11/1/49	2,492,515	2,549,794
GNMA, 7.00%, 1/15/24	510	533
GNMA, 8.00%, 7/15/24	2,919	3,007
GNMA, 8.00%, 9/15/24	925	927
GNMA, 9.00%, 4/20/25	430	470
GNMA, 7.00%, 9/15/25	4,394	4,457
GNMA, 7.50%, 10/15/25	3,086	3,128
GNMA, 7.50%, 2/15/26	7,426	8,026
GNMA, 8.25%, 7/15/26	19,221	19,479
GNMA, 7.00%, 12/15/27	11,713	11,737
GNMA, 6.50%, 2/15/28	1,864	2,058
GNMA, 6.50%, 3/15/28	7,498	8,276
GNMA, 6.50%, 4/15/28	460	508
GNMA, 6.00%, 10/15/28	14,461	16,015
GNMA, 7.00%, 5/15/31	4,762	5,533
GNMA, 5.50%, 11/15/32	30,209	33,476
GNMA, 6.50%, 10/15/38	338,180	391,858

38

	Shares/ Principal Amount	Value
GNMA, 4.50%, 5/20/41	$296,799	$322,353
GNMA, 4.50%, 6/15/41	167,508	185,132
GNMA, 3.50%, 6/20/42	259,348	274,447
GNMA, 3.50%, 7/20/42	198,793	210,326
GNMA, 3.50%, 4/20/45	75,990	79,706
GNMA, 2.50%, 2/20/47	44,846	45,600
		18,487,832
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $18,445,171)		18,977,176
MUNICIPAL SECURITIES — 4.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	162,088
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.10%, 2/7/20 (LOC: FHLMC)	1,600,000	1,600,000
Chicago Midway International Airport Rev., VRDN, 0.93%, 2/7/20 (LOC: Bank of Montreal)	1,380,000	1,380,000
Illinois Housing Development Authority Rev., VRDN, 1.57%, 2/7/20 (LIQ FAC: FHLB)	2,150,000	2,150,000
Kansas City Rev., VRDN, 1.59%, 2/7/20 (LOC: JPMorgan Chase Bank N.A.)	920,000	920,000
Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	15,198
Massachusetts Educational Financing Authority, 1.66%, 2/13/20 (LOC: Royal Bank of Canada)	2,000,000	1,999,905
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	44,442
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	165,102
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	14,488
New York City GO, 6.27%, 12/1/37	40,000	57,997
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	131,779
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.75%, 2/7/20 (LOC: FNMA)	50,000	50,000
Pasadena Public Financing Authority Rev., VRDN, 1.60%, 2/7/20 (SBBPA: Bank of the West)	2,320,000	2,320,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	70,691
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	20,289
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.00%, 2/7/20 (SBBPA: Northern Trust Company)	1,500,000	1,500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	204,204
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	249,703
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	13,123
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	102,529
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	8,249
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	131,692
State of California GO, 4.60%, 4/1/38	40,000	45,360
State of California GO, 7.55%, 4/1/39	30,000	50,769
39

	Shares/ Principal Amount	Value
State of California GO, 7.30%, 10/1/39	$30,000	$48,019
State of California GO, 7.60%, 11/1/40	65,000	113,247
State of Illinois GO, 5.10%, 6/1/33	65,000	73,336
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	97,380
State of Texas GO, 5.52%, 4/1/39	15,000	21,474
State of Washington GO, 5.14%, 8/1/40	5,000	6,752
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.61%, 2/7/20 (LOC: Bank of America N.A.)	1,002,000	1,002,000
Tennis for Charity, Inc. Rev., VRDN, 1.60%, 2/7/20 (LOC: JPMorgan Chase Bank N.A.)	1,285,000	1,285,000
TOTAL MUNICIPAL SECURITIES (Cost $15,560,260)		16,054,816
ASSET-BACKED SECURITIES — 2.3%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	131,762	132,835
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(5)	84,285	84,183
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.37%, (1-month LIBOR plus 0.70%), 3/17/37(5)	666,085	662,028
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.62%, (1-month LIBOR plus 0.95%), 3/17/37(5)	1,750,000	1,741,319
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.96%, (1-month LIBOR plus 1.28%), 6/17/37(5)	600,000	601,805
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.82%, (1-month LIBOR plus 1.15%), 7/17/37(5)	925,000	927,556
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.92%, (1-month LIBOR plus 1.25%), 1/17/38(5)	1,125,000	1,126,951
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(5)	64,769	64,992
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(5)	63,422	63,409
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(5)	193,490	195,557
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(5)	100,000	101,339
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(5)	1,125,000	1,159,408
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(5)	61,641	62,461
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(5)	79,629	79,678
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(5)	19,695	19,748
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(5)	392,282	404,498
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(5)	510,048	528,816
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	52,189	56,029
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	300,564	301,070
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(5)	232,272	234,021

40

	Shares/ Principal Amount	Value
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	$388,649	$399,398
TOTAL ASSET-BACKED SECURITIES (Cost $8,844,895)		8,947,101
COLLATERALIZED LOAN OBLIGATIONS — 1.8%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.03%, (3-month LIBOR plus 1.20%), 1/15/29(5)	650,000	650,413
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.46%, (3-month LIBOR plus 1.55%), 5/15/30(5)	400,000	395,743
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.84%, (3-month LIBOR plus 1.02%), 4/20/31(5)	225,000	222,264
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.27%, (3-month LIBOR plus 1.45%), 4/20/31(5)	125,000	122,283
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.41%, (3-month LIBOR plus 1.50%), 5/15/31(5)	1,500,000	1,478,434
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.24%, (3-month LIBOR plus 1.40%), 4/17/31(5)	450,000	439,753
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.78%, (3-month LIBOR plus 0.98%), 4/24/31(5)	425,000	423,207
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.79%, (3-month LIBOR plus 0.97%), 4/18/31(5)	575,000	569,966
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.37%, (3-month LIBOR plus 1.55%), 4/20/30(5)	400,000	400,221
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(5)	325,000	324,720
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.94%, (3-month LIBOR plus 1.12%), 7/20/31(5)	200,000	199,387
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.42%, (3-month LIBOR plus 1.60%), 7/20/31(5)	300,000	297,356
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.33%, (3-month LIBOR plus 1.50%), 4/15/31(5)	400,000	395,638
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.57%, (3-month LIBOR plus 1.75%), 4/18/31(5)	100,000	100,081
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.45%, (3-month LIBOR plus 1.70%), 4/18/33(5)(8)	500,000	500,000
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 3.52%, (3-month LIBOR plus 1.70%), 10/18/31(5)	600,000	595,472
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,157,160)		7,114,938
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(5)	62,423	62,863
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	312,126	313,329
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.86%, 8/25/34	108,632	110,735
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	108,629	117,433
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(5)	196,338	200,397
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.10%, 9/25/35	378,707	391,788

41

	Shares/ Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	$268,538	$276,674
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(5)	42,894	43,324
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.98%, 10/25/29(5)	154,045	156,989
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(5)	314,794	335,772
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.16%, (1-month LIBOR plus 1.50%), 6/25/57(5)	178,317	181,625
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(5)	43,423	43,685
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(5)	175,381	180,586
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(5)	320,067	326,684
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(5)	256,937	260,404
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	75,120	75,475
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.40%, (1-month LIBOR plus 0.74%), 9/25/34	254,033	254,039
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.39%, 3/25/35	106,198	106,076
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.29%, 8/25/35	55,635	56,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	42,138	41,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	99,294	98,136
		3,633,695
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.01%, (1-month LIBOR plus 1.35%), 3/25/29	27,349	27,462
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.11%, (1-month LIBOR plus 0.45%), 7/25/30	59,701	59,664
FNMA, Series 2014-C02, Class 1M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	108,942	113,440
FNMA, Series 2014-C02, Class 2M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	183,854	190,388
FNMA, Series 2017-C03, Class 1M2, VRN, 4.66%, (1-month LIBOR plus 3.00%), 10/25/29	135,000	141,792
FNMA, Series 2017-C06, Class 2M2, VRN, 4.46%, (1-month LIBOR plus 2.80%), 2/25/30	68,081	70,009
FNMA, Series 2017-C07, Class 1M2, VRN, 4.06%, (1-month LIBOR plus 2.40%), 5/25/30	850,000	867,246
		1,470,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,020,250)		5,103,696
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	800,000	926,229
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, VRN, 3.50%, 1/15/53	450,000	483,641

42

	Shares/ Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	$375,000	$407,967
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	425,000	460,690
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	108,000	116,353
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	375,000	402,869
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	125,000	133,445
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	50,000	54,139
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	325,000	347,006
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53	300,000	318,263
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.41%, 2/13/53	500,000	531,131
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(5)	400,000	418,028
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	105,225
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,439,867)		4,704,986
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
Federal Home Loan Bank, VRN, 1.61%, (SOFR plus 0.03%), 3/6/20 (Cost $2,000,000)	2,000,000	1,999,923
COMMERCIAL PAPER(3) — 0.5%
Exxon Mobil Corp., 1.60%, 3/17/20	1,000,000	998,076
Thunder Bay Funding LLC, VRN, 1.80%, (Daily EFFR plus 0.20%), 7/20/20(5)	1,000,000	1,000,068
TOTAL COMMERCIAL PAPER (Cost $1,998,038)		1,998,144
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE Value ETF	3,477	166,235
iShares MSCI Emerging Markets ETF	475	20,002
iShares Russell 1000 Growth ETF	1,190	214,081
iShares Russell Mid-Cap Value ETF	6,079	564,921
SPDR S&P 500 ETF Trust	250	80,433
SPDR S&P Oil & Gas Exploration & Production ETF	4,224	80,932
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,091,670)		1,126,604
TEMPORARY CASH INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,998,302)	11,998,302	11,998,302
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $354,171,594)		388,028,477
OTHER ASSETS AND LIABILITIES — 0.1%		322,536
TOTAL NET ASSETS — 100.0%		$388,351,013

43

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	37,429	USD	25,874	UBS AG	3/18/20	$(799)
AUD	1,442,822	USD	997,423	UBS AG	3/18/20	(30,842)
USD	258,321	AUD	374,291	UBS AG	3/18/20	7,574
USD	749,645	AUD	1,086,048	UBS AG	3/18/20	22,075
USD	498,279	AUD	711,726	UBS AG	3/18/20	21,477
BRL	3,330,039	USD	809,205	Goldman Sachs & Co.	3/18/20	(33,398)
USD	811,611	BRL	3,330,039	Goldman Sachs & Co.	3/18/20	35,804
CAD	643	USD	492	Morgan Stanley	3/31/20	(6)
CAD	2,004	USD	1,533	Morgan Stanley	3/31/20	(18)
CAD	4,120	USD	3,138	Morgan Stanley	3/31/20	(25)
CAD	28,318	USD	21,575	Morgan Stanley	3/31/20	(178)
CAD	12,995	USD	9,833	Morgan Stanley	3/31/20	(14)
USD	69,608	CAD	91,750	Morgan Stanley	3/18/20	282
USD	510,143	CAD	667,160	Morgan Stanley	3/18/20	6,037
USD	230,879	CAD	303,651	Morgan Stanley	3/31/20	1,439
USD	56,679	CAD	74,544	Morgan Stanley	3/31/20	353
USD	5,970	CAD	7,851	Morgan Stanley	3/31/20	38
CHF	1,955	USD	2,030	UBS AG	3/31/20	8
CHF	3,559	USD	3,688	UBS AG	3/31/20	22
USD	205,260	CHF	201,079	UBS AG	3/18/20	(4,128)
USD	299,577	CHF	287,639	UBS AG	3/18/20	52
USD	299,851	CHF	288,846	UBS AG	3/18/20	(931)
USD	75,448	CHF	73,412	UBS AG	3/31/20	(1,067)
USD	1,860	CHF	1,815	UBS AG	3/31/20	(31)
USD	3,454	CHF	3,328	UBS AG	3/31/20	(14)
USD	2,843	CHF	2,749	UBS AG	3/31/20	(22)
USD	3,816	CHF	3,704	UBS AG	3/31/20	(45)
CLP	493,557,550	USD	642,862	Goldman Sachs & Co.	3/18/20	(26,501)
CLP	769,943,913	USD	995,274	Goldman Sachs & Co.	3/18/20	(33,757)
CLP	194,395,934	USD	252,873	Goldman Sachs & Co.	3/18/20	(10,108)
USD	627,583	CLP	474,923,464	Goldman Sachs & Co.	3/18/20	34,492
USD	497,383	CLP	384,924,732	Goldman Sachs & Co.	3/18/20	16,684
CNY	7,118,929	USD	1,016,046	Goldman Sachs & Co.	3/18/20	251
CNY	972,101	USD	139,170	Goldman Sachs & Co.	3/18/20	(393)
COP	1,620,260,641	USD	494,661	Goldman Sachs & Co.	3/18/20	(22,120)
USD	989,019	COP	3,240,521,282	Goldman Sachs & Co.	3/18/20	43,938
USD	255,117	COP	837,548,756	Goldman Sachs & Co.	3/18/20	10,850
USD	64,055	CZK	1,466,834	UBS AG	3/18/20	(440)
USD	13,623	DKK	90,938	Goldman Sachs & Co.	3/18/20	86
EUR	200,000	USD	222,039	JPMorgan Chase Bank N.A.	2/19/20	(26)
EUR	262,310	USD	289,663	JPMorgan Chase Bank N.A.	2/19/20	1,518
EUR	15,631	USD	17,418	Credit Suisse AG	3/31/20	(22)
EUR	14,340	USD	16,190	Credit Suisse AG	3/31/20	(231)
EUR	43,340	USD	48,083	Credit Suisse AG	3/31/20	149
EUR	3,394	USD	3,752	Credit Suisse AG	3/31/20	25

44

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	17,052	USD	18,964	Credit Suisse AG	3/31/20	$12
USD	4,742,984	EUR	4,253,301	JPMorgan Chase Bank N.A.	2/19/20	21,545
USD	327,607	EUR	296,645	JPMorgan Chase Bank N.A.	2/19/20	(1,688)
USD	113,561	EUR	102,556	JPMorgan Chase Bank N.A.	2/19/20	(282)
USD	135,634	EUR	120,817	Credit Suisse AG	3/31/20	1,181
USD	251,427	EUR	223,960	Credit Suisse AG	3/31/20	2,189
USD	651,337	EUR	580,184	Credit Suisse AG	3/31/20	5,670
USD	3,397	EUR	3,045	Credit Suisse AG	3/31/20	8
USD	6,101	EUR	5,423	Credit Suisse AG	3/31/20	66
USD	14,098	EUR	12,663	Credit Suisse AG	3/31/20	6
USD	10,591	EUR	9,564	Credit Suisse AG	3/31/20	(53)
USD	7,322	EUR	6,629	Credit Suisse AG	3/31/20	(55)
USD	5,042	EUR	4,557	Credit Suisse AG	3/31/20	(28)
GBP	2,871	USD	3,750	JPMorgan Chase Bank N.A.	3/31/20	48
GBP	1,804	USD	2,375	JPMorgan Chase Bank N.A.	3/31/20	11
GBP	1,881	USD	2,450	JPMorgan Chase Bank N.A.	3/31/20	37
GBP	3,008	USD	3,927	JPMorgan Chase Bank N.A.	3/31/20	50
GBP	5,084	USD	6,639	JPMorgan Chase Bank N.A.	3/31/20	84
GBP	4,810	USD	6,302	JPMorgan Chase Bank N.A.	3/31/20	59
GBP	17,766	USD	23,336	JPMorgan Chase Bank N.A.	3/31/20	159
GBP	2,075	USD	2,701	JPMorgan Chase Bank N.A.	3/31/20	42
USD	2,390,281	GBP	1,817,732	Bank of America N.A.	3/18/20	(12,789)
USD	523,401	GBP	397,338	JPMorgan Chase Bank N.A.	3/31/20	(2,069)
USD	90,931	GBP	69,030	JPMorgan Chase Bank N.A.	3/31/20	(360)
USD	2,477	GBP	1,938	JPMorgan Chase Bank N.A.	3/31/20	(87)
USD	3,803	GBP	2,892	JPMorgan Chase Bank N.A.	3/31/20	(21)
USD	3,206	GBP	2,460	JPMorgan Chase Bank N.A.	3/31/20	(47)
HUF	9,676,208	USD	32,861	UBS AG	3/18/20	(1,000)
IDR	5,142,213,482	USD	365,084	Goldman Sachs & Co.	3/18/20	5,663
USD	834,601	IDR	11,788,736,360	Goldman Sachs & Co.	3/18/20	(15,352)
USD	370,559	IDR	5,202,647,410	Goldman Sachs & Co.	3/18/20	(4,545)
USD	452,915	ILS	1,568,721	UBS AG	3/18/20	(2,526)
INR	52,817,064	USD	741,292	Goldman Sachs & Co.	3/18/20	(7,365)
INR	27,227,962	USD	376,181	Goldman Sachs & Co.	3/18/20	2,169
INR	71,406,446	USD	993,758	Goldman Sachs & Co.	3/18/20	(1,519)
USD	366,507	INR	26,276,694	Goldman Sachs & Co.	3/18/20	1,375
USD	643,745	INR	46,246,621	Goldman Sachs & Co.	3/18/20	1,118
JPY	32,493,073	USD	296,194	Bank of America N.A.	2/19/20	3,919
JPY	35,171,159	USD	319,793	Bank of America N.A.	2/19/20	5,056
JPY	188,498	USD	1,743	Bank of America N.A.	3/31/20	2
JPY	541,038	USD	5,002	Bank of America N.A.	3/31/20	6
JPY	386,100	USD	3,523	Bank of America N.A.	3/31/20	51
JPY	1,190,690	USD	10,923	Bank of America N.A.	3/31/20	99
JPY	570,833	USD	5,252	Bank of America N.A.	3/31/20	33
JPY	298,318	USD	2,744	Bank of America N.A.	3/31/20	17
JPY	514,800	USD	4,736	Bank of America N.A.	3/31/20	29

45

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	210,600	USD	1,941	Bank of America N.A.	3/31/20	$9
USD	1,727,887	JPY	187,397,613	Bank of America N.A.	2/19/20	(2,961)
USD	254,898	JPY	27,848,926	Bank of America N.A.	2/19/20	(2,321)
USD	134,325	JPY	14,612,902	Bank of America N.A.	3/31/20	(947)
USD	66,926	JPY	7,280,732	Bank of America N.A.	3/31/20	(472)
USD	84,211	JPY	9,161,100	Bank of America N.A.	3/31/20	(594)
USD	1,681	JPY	184,510	Bank of America N.A.	3/31/20	(27)
USD	1,677	JPY	182,582	Bank of America N.A.	3/31/20	(13)
USD	5,512	JPY	599,633	Bank of America N.A.	3/31/20	(38)
USD	1,828	JPY	198,900	Bank of America N.A.	3/31/20	(13)
USD	3,230	JPY	350,609	Bank of America N.A.	3/31/20	(16)
KRW	508,781,316	USD	433,577	Goldman Sachs & Co.	3/18/20	(7,964)
KZT	231,316,681	USD	586,354	Goldman Sachs & Co.	3/18/20	17,688
KZT	265,236,959	USD	676,366	Goldman Sachs & Co.	3/18/20	16,252
MXN	5,116,160	USD	266,714	Morgan Stanley	3/18/20	2,367
MXN	2,468,539	USD	129,661	Morgan Stanley	3/18/20	170
USD	282,371	MXN	5,457,252	Morgan Stanley	3/18/20	(4,649)
MYR	3,899,157	USD	939,556	Goldman Sachs & Co.	3/18/20	8,899
MYR	1,990,961	USD	482,190	Goldman Sachs & Co.	3/18/20	2,104
USD	515,533	MYR	2,117,551	Goldman Sachs & Co.	3/18/20	447
NOK	4,525,567	USD	502,608	Goldman Sachs & Co.	3/18/20	(10,505)
NOK	4,572,998	USD	514,383	Goldman Sachs & Co.	3/18/20	(17,123)
NOK	56,147	USD	6,369	Goldman Sachs & Co.	3/31/20	(264)
NOK	43,802	USD	4,990	Goldman Sachs & Co.	3/31/20	(227)
NOK	43,240	USD	4,855	Goldman Sachs & Co.	3/31/20	(153)
NOK	73,039	USD	8,118	Goldman Sachs & Co.	3/31/20	(175)
USD	1,260,360	NOK	11,466,878	Goldman Sachs & Co.	3/18/20	13,471
USD	1,054,201	NOK	9,588,482	Goldman Sachs & Co.	3/18/20	11,566
USD	532,969	NOK	4,720,823	Goldman Sachs & Co.	3/18/20	19,634
USD	203,632	NOK	1,835,763	Goldman Sachs & Co.	3/31/20	4,003
USD	5,041	NOK	45,019	Goldman Sachs & Co.	3/31/20	145
USD	5,317	NOK	48,969	Goldman Sachs & Co.	3/31/20	(8)
NZD	70,615	USD	46,550	Bank of America N.A.	3/18/20	(880)
NZD	748,542	USD	498,065	Bank of America N.A.	3/18/20	(13,943)
PEN	1,972,554	USD	587,769	Goldman Sachs & Co.	3/18/20	(6,177)
USD	973,004	PEN	3,313,274	Goldman Sachs & Co.	3/18/20	(3,890)
PHP	12,664,852	USD	249,701	Goldman Sachs & Co.	3/18/20	(1,977)
USD	497,902	PHP	25,267,515	Goldman Sachs & Co.	3/18/20	3,669
PLN	1,912,015	USD	505,998	UBS AG	3/18/20	(12,406)
PLN	945,908	USD	249,089	UBS AG	3/18/20	(4,900)
USD	595,727	PLN	2,295,433	UBS AG	3/18/20	3,154
USD	2,302	RUB	146,149	Goldman Sachs & Co.	3/18/20	27
SEK	14,159,704	USD	1,513,048	Goldman Sachs & Co.	3/18/20	(39,210)
USD	533,344	SEK	4,967,889	Goldman Sachs & Co.	3/18/20	16,253
USD	129,935	SGD	176,011	Bank of America N.A.	3/18/20	938
USD	1,080,813	THB	32,618,929	Goldman Sachs & Co.	3/18/20	33,398
						$61,297

46

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Korean Treasury 10-Year Bonds	7	March 2020	KRW	700,000,000	$773,092	$9,620
U.S. Treasury 10-Year Notes	30	March 2020	USD	3,000,000	3,949,687	61,808
U.S. Treasury 2-Year Notes	216	March 2020	USD	43,200,000	46,733,625	154,764
U.S. Treasury Ultra Bonds	5	March 2020	USD	500,000	968,438	29,676
					$52,424,842	$255,868

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	2	March 2020	EUR	200,000	$388,256	$(4,276)

47

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	LOC	-	Letter of Credit
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CHF	-	Swiss Franc	NOK	-	Norwegian Krone
CLP	-	Chilean Peso	NZD	-	New Zealand Dollar
CNY	-	Chinese Yuan	PEN	-	Peruvian Sol
COP	-	Colombian Peso	PHP	-	Philippine Peso
CZK	-	Czech Koruna	PLN	-	Polish Zloty
DKK	-	Danish Krone	RUB	-	Russian Ruble
EFFR	-	Effective Federal Funds Rate	SBBPA	-	Standby Bond Purchase Agreement
EUR	-	Euro	SEK	-	Swedish Krona
FHLB	-	Federal Home Loan Bank	SEQ	-	Sequential Payer
FHLMC	-	Federal Home Loan Mortgage Corporation	SGD	-	Singapore Dollar
FNMA	-	Federal National Mortgage Association	SOFR	-	Secured Overnight Financing Rate
GBP	-	British Pound	THB	-	Thai Baht
GNMA	-	Government National Mortgage Association	USD	-	United States Dollar
GO	-	General Obligation	VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $223,951.

(5)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $29,475,587, which represented 7.6% of total net assets.

(6)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.8% of total net assets.

(7)	Security is a zero-coupon bond.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

48

Statement of Assets and Liabilities

JANUARY 31, 2020 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $256,428,036)	$286,309,977
Investment securities - affiliated, at value (cost of $97,743,558)	101,718,500
Total investment securities, at value (cost of $354,171,594)	388,028,477
Cash	24,257
Foreign currency holdings, at value (cost of $5,279)	5,246
Foreign deposits with broker for futures contracts, at value (cost of $113,647)	109,056
Receivable for investments sold	428,990
Receivable for capital shares sold	74,666
Receivable for variation margin on futures contracts	63,281
Unrealized appreciation on forward foreign currency exchange contracts	408,052
Interest and dividends receivable	992,498
Other assets	331
390,134,854

Liabilities
Payable for investments purchased	908,488
Payable for capital shares redeemed	250,417
Payable for variation margin on futures contracts	2,525
Unrealized depreciation on forward foreign currency exchange contracts	346,755
Accrued management fees	238,929
Distribution and service fees payable	35,160
Accrued foreign taxes	1,567
1,783,841

Net Assets	$388,351,013

Net Assets Consist of:
Capital (par value and paid-in surplus)	$353,037,200
Distributable earnings	35,313,813
$388,351,013

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$143,092,008	26,043,088	$5.49
I Class, $0.01 Par Value	$28,680,719	5,217,394	$5.50
A Class, $0.01 Par Value	$78,588,300	14,317,076	$5.49*
C Class, $0.01 Par Value	$16,166,600	2,998,585	$5.39
R Class, $0.01 Par Value	$10,447,726	1,908,148	$5.48
R5 Class, $0.01 Par Value	$36,977,279	6,716,976	$5.51
R6 Class, $0.01 Par Value	$74,398,381	13,532,827	$5.50
*Maximum offering price $5.82 (net asset value divided by 0.9425).

See Notes to Financial Statements.

49

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $1,637)	$2,565,280
Dividends (including $589,450 from affiliated funds and net of foreign taxes withheld of $35,778)	1,841,136
4,406,416

Expenses:
Management fees	1,855,820
Distribution and service fees:
A Class	103,756
C Class	84,904
R Class	26,185
Directors' fees and expenses	7,189
Other expenses	1,398
2,079,252
Fees waived(1)	(228,631)
1,850,621

Net investment income (loss)	2,555,795

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $600,899 from affiliated funds)	26,828,223
Forward foreign currency exchange contract transactions	(38,406)
Futures contract transactions	272,076
Swap agreement transactions	(38,973)
Foreign currency translation transactions	1,798
27,024,718

Change in net unrealized appreciation (depreciation) on:
Investments (including $3,709,800 from affiliated funds and (increase) decrease in accrued foreign taxes of $(808))	(11,069,851)
Forward foreign currency exchange contracts	(179,192)
Futures contracts	160,105
Swap agreements	(18,326)
Translation of assets and liabilities in foreign currencies	8,859
(11,098,405)

Net realized and unrealized gain (loss)	15,926,313

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,482,108

(1)	Amount consists of $89,142, $16,040, $45,572, $9,347, $5,857, $21,304 and $41,369 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

50

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$2,555,795	$6,863,928
Net realized gain (loss)	27,024,718	9,923,716
Change in net unrealized appreciation (depreciation)	(11,098,405)	(162,501)
Net increase (decrease) in net assets resulting from operations	18,482,108	16,625,143

Distributions to Shareholders
From earnings:
Investor Class	(11,870,313)	(12,413,056)
I Class	(2,175,420)	(2,432,004)
A Class	(5,870,574)	(6,133,158)
C Class	(1,162,797)	(1,253,150)
R Class	(742,952)	(668,011)
R5 Class	(2,854,038)	(2,396,013)
R6 Class	(5,623,027)	(5,258,260)
Decrease in net assets from distributions	(30,299,121)	(30,553,652)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(12,287,689)	(60,243,829)

Net increase (decrease) in net assets	(24,104,702)	(74,172,338)

Net Assets
Beginning of period	412,455,715	486,628,053
End of period	$388,351,013	$412,455,715

See Notes to Financial Statements.

51

Notes to Financial Statements

JANUARY 31, 2020 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

52

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. Effective October 24, 2019, the investment advisor agreed to waive an additional 0.13% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

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The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2020 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.89%
I Class	0.60% to 0.80%	0.80%	0.69%
A Class	0.80% to 1.00%	1.00%	0.89%
C Class	0.80% to 1.00%	1.00%	0.89%
R Class	0.80% to 1.00%	1.00%	0.89%
R5 Class	0.60% to 0.80%	0.80%	0.69%
R6 Class	0.45% to 0.65%	0.65%	0.54%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $487,874 and $1,527,394, respectively. The effect of interfund transactions on the Statement of Operations was $161,701 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2020 totaled $168,326,461, of which $16,930,415 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2020 totaled $210,087,729, of which $29,808,466 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	954,317	$5,398,256	5,781,182	$32,299,686
Issued in reinvestment of distributions	2,125,653	11,654,652	2,322,117	12,175,725
Redeemed	(5,540,024)	(31,087,473)	(10,449,583)	(57,799,131)
	(2,460,054)	(14,034,565)	(2,346,284)	(13,323,720)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	617,451	3,504,327	3,724,472	20,776,497
Issued in reinvestment of distributions	396,441	2,174,267	461,063	2,429,216
Redeemed	(950,796)	(5,380,151)	(6,585,386)	(36,475,755)
	63,096	298,443	(2,399,851)	(13,270,042)
A Class/Shares Authorized	270,000,000		270,000,000
Sold	1,258,188	7,083,945	2,780,005	15,533,062
Issued in reinvestment of distributions	1,038,779	5,693,868	1,122,198	5,886,927
Redeemed	(3,304,254)	(18,717,589)	(8,112,627)	(45,068,208)
	(1,007,287)	(5,939,776)	(4,210,424)	(23,648,219)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	108,642	604,607	250,237	1,359,309
Issued in reinvestment of distributions	211,603	1,137,600	238,141	1,220,077
Redeemed	(500,164)	(2,785,395)	(1,990,898)	(11,032,622)
	(179,919)	(1,043,188)	(1,502,520)	(8,453,236)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	256,056	1,429,853	355,015	1,938,614
Issued in reinvestment of distributions	134,844	736,194	126,561	659,723
Redeemed	(307,480)	(1,733,271)	(541,152)	(2,984,663)
	83,420	432,776	(59,576)	(386,326)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	217,286	1,227,590	518,663	2,832,770
Issued in reinvestment of distributions	519,499	2,854,038	455,021	2,396,013
Redeemed	(507,812)	(2,857,177)	(433,633)	(2,424,754)
	228,973	1,224,451	540,051	2,804,029
R6 Class/Shares Authorized	90,000,000		90,000,000
Sold	1,035,002	5,869,642	1,764,686	9,854,115
Issued in reinvestment of distributions	1,025,268	5,623,027	998,795	5,258,260
Redeemed	(834,234)	(4,718,499)	(3,487,147)	(19,078,690)
	1,226,036	6,774,170	(723,666)	(3,966,315)
Net increase (decrease)	(2,045,735)	$(12,287,689)	(10,702,270)	$(60,243,829)

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$10,275	$9,584	—	$364	$20,223	389	—	$256
American Century Quality Diversified International ETF	—	10,803	$1,706	347	9,444	231	$111	56
American Century STOXX U.S. Quality Growth ETF	—	21,190	2,718	1,374	19,846	440	217	29
American Century STOXX U.S. Quality Value ETF	962	19,778	2,213	352	18,879	450	50	126
Avantis International Equity ETF	—	11,908	1,671	229	10,466	200	83	35
Avantis International Small Cap Value ETF	—	1,984	121	40	1,903	36	5	7
Avantis U.S. Equity ETF	—	18,802	1,734	1,090	18,158	336	131	68
Avantis U.S. Small Cap Value ETF	—	2,951	65	(86)	2,800	57	4	12
	$11,237	$97,000	$10,228	$3,710	$101,719	2,139	$601	$589

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,

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credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$101,718,500	—	—
Common Stocks	69,380,638	$18,018,503	—
U.S. Treasury Securities	—	55,633,028	—
Corporate Bonds	—	36,272,010	—
Sovereign Governments and Agencies	—	28,980,112	—
U.S. Government Agency Mortgage-Backed Securities	—	18,977,176	—
Municipal Securities	—	16,054,816	—
Asset-Backed Securities	—	8,947,101	—
Collateralized Loan Obligations	—	7,114,938	—
Collateralized Mortgage Obligations	—	5,103,696	—
Commercial Mortgage-Backed Securities	—	4,704,986	—
U.S. Government Agency Securities	—	1,999,923	—
Commercial Paper	—	1,998,144	—
Exchange-Traded Funds	1,126,604	—	—
Temporary Cash Investments	11,998,302	—	—
	$184,224,044	$203,804,433	—
Other Financial Instruments
Futures Contracts	$246,248	$9,620	—
Forward Foreign Currency Exchange Contracts	—	408,052	—
	$246,248	$417,672	—

Liabilities
Other Financial Instruments
Futures Contracts	—	$4,276	—
Forward Foreign Currency Exchange Contracts	—	346,755	—
	—	$351,031	—

9. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap

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agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,178,100.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $300 futures contracts purchased.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $64,144,825.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $54,092,057 futures contracts purchased and $403,645 futures contracts sold.

Value of Derivative Instruments as of January 31, 2020
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$408,052	Unrealized depreciation on forward foreign currency exchange contracts	$346,755
Interest Rate Risk	Receivable for variation margin on futures contracts*	63,281	Payable for variation margin on futures contracts*	2,525
		$471,333		$349,280
* Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2020
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(38,973)	Change in net unrealized appreciation (depreciation) on swap agreements	$(18,326)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	30,021	Change in net unrealized appreciation (depreciation) on futures contracts	(1,686)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(38,406)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(179,192)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	242,055	Change in net unrealized appreciation (depreciation) on futures contracts	161,791
		$194,697		$(37,413)

10. Risk Factors

The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$356,187,582
Gross tax appreciation of investments	$34,156,964
Gross tax depreciation of investments	(2,316,069)
Net tax appreciation (depreciation) of investments	$31,840,895

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

12. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(4)	$5.67	0.04	0.21	0.25	(0.05)	(0.38)	(0.43)	$5.49	4.56%	0.90%(5)	1.01%(5)	1.25%(5)	1.14%(5)	44%	$143,092
2019	$5.83	0.09	0.14	0.23	(0.10)	(0.29)	(0.39)	$5.67	4.55%	1.00%	1.01%	1.58%	1.57%	65%	$161,655
2018(6)	$6.06	0.06	0.05	0.11	(0.06)	(0.28)	(0.34)	$5.83	2.01%	1.00%(5)	1.00%(5)	1.51%(5)	1.51%(5)	53%	$179,992
2017	$5.62	0.07	0.54	0.61	(0.08)	(0.09)	(0.17)	$6.06	11.02%	1.01%	1.01%	1.28%	1.28%	78%	$246,975
2016	$5.83	0.07	0.09	0.16	(0.05)	(0.32)	(0.37)	$5.62	2.96%	1.00%	1.00%	1.21%	1.21%	87%	$245,726
2015	$6.21	0.05	(0.07)	(0.02)	(0.02)	(0.34)	(0.36)	$5.83	(0.25)%	1.00%	1.00%	0.81%	0.81%	90%	$275,947
2014	$6.23	0.05	0.36	0.41	(0.06)	(0.37)	(0.43)	$6.21	7.00%	0.99%	0.99%	0.91%	0.91%	59%	$304,125
I Class
2020(4)	$5.67	0.04	0.23	0.27	(0.06)	(0.38)	(0.44)	$5.50	4.87%	0.70%(5)	0.81%(5)	1.45%(5)	1.34%(5)	44%	$28,681
2019	$5.84	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.67	4.57%	0.80%	0.81%	1.78%	1.77%	65%	$29,248
2018(6)	$6.06	0.07	0.06	0.13	(0.07)	(0.28)	(0.35)	$5.84	2.33%	0.80%(5)	0.80%(5)	1.71%(5)	1.71%(5)	53%	$44,101
2017	$5.63	0.09	0.52	0.61	(0.09)	(0.09)	(0.18)	$6.06	11.05%	0.81%	0.81%	1.48%	1.48%	78%	$46,536
2016	$5.84	0.08	0.10	0.18	(0.07)	(0.32)	(0.39)	$5.63	3.27%	0.80%	0.80%	1.41%	1.41%	87%	$76,532
2015	$6.21	0.06	(0.07)	(0.01)	(0.02)	(0.34)	(0.36)	$5.84	0.02%	0.80%	0.80%	1.01%	1.01%	90%	$72,235
2014	$6.23	0.06	0.36	0.42	(0.07)	(0.37)	(0.44)	$6.21	7.21%	0.79%	0.79%	1.11%	1.11%	59%	$66,425

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(4)	$5.67	0.03	0.22	0.25	(0.05)	(0.38)	(0.43)	$5.49	4.42%	1.15%(5)	1.26%(5)	1.00%(5)	0.89%(5)	44%	$78,588
2019	$5.83	0.07	0.14	0.21	(0.08)	(0.29)	(0.37)	$5.67	4.29%	1.25%	1.26%	1.33%	1.32%	65%	$86,822
2018(6)	$6.05	0.05	0.06	0.11	(0.05)	(0.28)	(0.33)	$5.83	1.99%	1.25%(5)	1.25%(5)	1.26%(5)	1.26%(5)	53%	$113,865
2017	$5.62	0.06	0.52	0.58	(0.06)	(0.09)	(0.15)	$6.05	10.56%	1.26%	1.26%	1.03%	1.03%	78%	$117,230
2016	$5.81	0.05	0.11	0.16	(0.03)	(0.32)	(0.35)	$5.62	2.94%	1.25%	1.25%	0.96%	0.96%	87%	$137,168
2015	$6.20	0.03	(0.07)	(0.04)	(0.01)	(0.34)	(0.35)	$5.81	(0.52)%	1.25%	1.25%	0.56%	0.56%	90%	$162,077
2014	$6.22	0.04	0.35	0.39	(0.04)	(0.37)	(0.41)	$6.20	6.74%	1.24%	1.24%	0.66%	0.66%	59%	$187,559
C Class
2020(4)	$5.57	0.01	0.21	0.22	(0.02)	(0.38)	(0.40)	$5.39	4.08%	1.90%(5)	2.01%(5)	0.25%(5)	0.14%(5)	44%	$16,167
2019	$5.74	0.03	0.14	0.17	(0.05)	(0.29)	(0.34)	$5.57	3.43%	2.00%	2.01%	0.58%	0.57%	65%	$17,705
2018(6)	$5.96	0.02	0.07	0.09	(0.03)	(0.28)	(0.31)	$5.74	1.58%	2.00%(5)	2.00%(5)	0.51%(5)	0.51%(5)	53%	$26,867
2017	$5.54	0.02	0.51	0.53	(0.02)	(0.09)	(0.11)	$5.96	9.77%	2.01%	2.01%	0.28%	0.28%	78%	$32,110
2016	$5.75	0.01	0.10	0.11	—	(0.32)	(0.32)	$5.54	2.06%	2.00%	2.00%	0.21%	0.21%	87%	$37,188
2015	$6.18	(0.01)	(0.08)	(0.09)	—	(0.34)	(0.34)	$5.75	(1.38)%	2.00%	2.00%	(0.19)%	(0.19)%	90%	$42,585
2014	$6.21	(0.01)	0.35	0.34	—(7)	(0.37)	(0.37)	$6.18	5.93%	1.99%	1.99%	(0.09)%	(0.09)%	59%	$43,361

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(4)	$5.65	0.02	0.23	0.25	(0.04)	(0.38)	(0.42)	$5.48	4.49%	1.40%(5)	1.51%(5)	0.75%(5)	0.64%(5)	44%	$10,448
2019	$5.82	0.06	0.13	0.19	(0.07)	(0.29)	(0.36)	$5.65	3.86%	1.50%	1.51%	1.08%	1.07%	65%	$10,314
2018(6)	$6.04	0.04	0.06	0.10	(0.04)	(0.28)	(0.32)	$5.82	1.83%	1.50%(5)	1.50%(5)	1.01%(5)	1.01%(5)	53%	$10,960
2017	$5.61	0.05	0.52	0.57	(0.05)	(0.09)	(0.14)	$6.04	10.31%	1.51%	1.51%	0.78%	0.78%	78%	$15,004
2016	$5.80	0.04	0.10	0.14	(0.01)	(0.32)	(0.33)	$5.61	2.59%	1.50%	1.50%	0.71%	0.71%	87%	$15,398
2015	$6.20	0.02	(0.07)	(0.05)	(0.01)	(0.34)	(0.35)	$5.80	(0.77)%	1.50%	1.50%	0.31%	0.31%	90%	$14,766
2014	$6.22	0.02	0.36	0.38	(0.03)	(0.37)	(0.40)	$6.20	6.48%	1.49%	1.49%	0.41%	0.41%	59%	$16,239
R5 Class
2020(4)	$5.68	0.04	0.23	0.27	(0.06)	(0.38)	(0.44)	$5.51	4.86%	0.70%(5)	0.81%(5)	1.45%(5)	1.34%(5)	44%	$36,977
2019	$5.85	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.68	4.75%	0.80%	0.81%	1.78%	1.77%	65%	$36,866
2018(6)	$6.07	0.08	0.05	0.13	(0.07)	(0.28)	(0.35)	$5.85	2.15%	0.80%(5)	0.80%(5)	1.71%(5)	1.71%(5)	53%	$34,766
2017(8)	$5.73	0.06	0.33	0.39	(0.05)	—	(0.05)	$6.07	6.80%	0.81%(5)	0.81%(5)	1.60%(5)	1.60%(5)	78%(3)	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2020(4)	$5.68	0.05	0.22	0.27	(0.07)	(0.38)	(0.45)	$5.50	4.76%	0.55%(5)	0.66%(5)	1.60%(5)	1.49%(5)	44%	$74,398
2019	$5.84	0.11	0.14	0.25	(0.12)	(0.29)	(0.41)	$5.68	4.91%	0.65%	0.66%	1.93%	1.92%	65%	$69,846
2018(6)	$6.06	0.07	0.07	0.14	(0.08)	(0.28)	(0.36)	$5.84	2.44%	0.65%(5)	0.65%(5)	1.86%(5)	1.86%(5)	53%	$76,077
2017	$5.63	0.10	0.52	0.62	(0.10)	(0.09)	(0.19)	$6.06	11.21%	0.66%	0.66%	1.63%	1.63%	78%	$63,151
2016	$5.84	0.09	0.10	0.19	(0.08)	(0.32)	(0.40)	$5.63	3.50%	0.65%	0.65%	1.56%	1.56%	87%	$20,398
2015	$6.21	0.07	(0.07)	—	(0.03)	(0.34)	(0.37)	$5.84	0.09%	0.65%	0.65%	1.16%	1.16%	90%	$7,150
2014	$6.23	0.07	0.36	0.43	(0.08)	(0.37)	(0.45)	$6.21	7.37%	0.64%	0.64%	1.26%	1.26%	59%	$1,815

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(4)	Six months ended January 31, 2020 (unaudited).

(5)	Annualized.

(6)
December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.

(7)	Per-share amount was less than $0.005.

(8)	April 10, 2017 (commencement of sale) through November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

70

Notes

71

Notes

72

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92642 2003

Semiannual Report

January 31, 2020

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information please visit our website, americancentury.com.

Stocks, Bonds Delivered Solid Gains

From higher-quality government bonds to higher-risk stocks, most major U.S. and global asset classes posted gains for the six months ended January 31. U.S. stocks, as measured by the S&P 500 Index, advanced 9.31% for the period, outpacing the 7.40% return for global stocks (MSCI ACWI). Broad-based U.S. and global bond indices also delivered solid, albeit more-modest, gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July, September and October. Similarly, the European Central Bank unveiled more stimulus. These efforts aided stocks and bonds. Additionally, modestly improving economic and earnings data and upbeat trade-policy news lifted stock investors' optimism. However, news of China’s COVID-19 outbreak in January stifled the stock market rally. Investors feared the virus would spread worldwide, stalling global growth.

Special COVID-19 Update

As we finalize this shareholder report in mid-March, the fears that emerged in late January unfortunately have become reality. The world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following government guidelines and protocols from leading health authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social-distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

JANUARY 31, 2020
Top Ten Common Stocks	% of net assets
Alphabet, Inc.*	0.5%
Amazon.com, Inc.	0.5%
Microsoft Corp.	0.5%
Mastercard, Inc., Class A	0.4%
salesforce.com, Inc.	0.3%
Apple, Inc.	0.3%
Visa, Inc., Class A	0.3%
Facebook, Inc., Class A	0.3%
Fiserv, Inc.	0.3%
Tesla, Inc.	0.3%
*Includes all classes of the issuer held by the fund.

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.2 years
Average Duration (effective)	6.0 years

Types of Investments in Portfolio	% of net assets
Affiliated Funds	33.1%
Domestic Common Stocks	26.0%
Foreign Common Stocks*	6.6%
Corporate Bonds	7.5%
U.S. Treasury Securities	6.0%
Sovereign Governments and Agencies	4.6%
U.S. Government Agency Mortgage-Backed Securities	3.5%
Municipal Securities	2.7%
Asset-Backed Securities	1.5%
Collateralized Loan Obligations	1.3%
Collateralized Mortgage Obligations	0.9%
Commercial Mortgage-Backed Securities	0.8%
Commercial Paper	0.5%
Exchange-Traded Funds	0.4%
U.S. Government Agency Securities	0.3%
Temporary Cash Investments	4.3%
Other Assets and Liabilities	—**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,053.80	$4.70	0.91%
I Class	$1,000	$1,055.00	$3.67	0.71%
A Class	$1,000	$1,052.60	$5.99	1.16%
C Class	$1,000	$1,048.90	$9.84	1.91%
R Class	$1,000	$1,051.50	$7.27	1.41%
R5 Class	$1,000	$1,054.90	$3.67	0.71%
R6 Class	$1,000	$1,057.60	$2.90	0.56%
Hypothetical
Investor Class	$1,000	$1,020.56	$4.62	0.91%
I Class	$1,000	$1,021.57	$3.61	0.71%
A Class	$1,000	$1,019.31	$5.89	1.16%
C Class	$1,000	$1,015.53	$9.68	1.91%
R Class	$1,000	$1,018.05	$7.15	1.41%
R5 Class	$1,000	$1,021.57	$3.61	0.71%
R6 Class	$1,000	$1,022.32	$2.85	0.56%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 33.1%
American Century Diversified Corporate Bond ETF	541,178	$28,130,432
American Century Quality Diversified International ETF	728,875	29,774,544
American Century STOXX U.S. Quality Growth ETF	1,076,650	48,518,479
American Century STOXX U.S. Quality Value ETF	957,081	40,141,604
Avantis Emerging Markets Equity ETF	627,991	32,303,857
Avantis International Equity ETF	571,322	29,924,361
Avantis International Small Cap Value ETF	164,300	8,629,036
Avantis U.S. Equity ETF	1,025,727	55,430,287
Avantis U.S. Small Cap Value ETF	207,768	10,286,698
TOTAL AFFILIATED FUNDS (Cost $272,803,409)		283,139,298
COMMON STOCKS — 32.6%
Aerospace and Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.(2)	2,321	120,857
BAE Systems plc	42,711	357,233
Boeing Co. (The)	589	187,461
Embraer SA ADR(2)	26,788	451,110
Kratos Defense & Security Solutions, Inc.(2)	3,276	60,082
Lockheed Martin Corp.	1,466	627,624
Mercury Systems, Inc.(2)	966	74,140
Safran SA	2,503	404,709
Textron, Inc.	8,916	409,512
TransDigm Group, Inc.	910	585,385
		3,278,113
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	2,929	213,934
United Parcel Service, Inc., Class B	3,797	393,066
		607,000
Airlines — 0.2%
Delta Air Lines, Inc.	6,742	375,799
Southwest Airlines Co.	25,626	1,408,918
		1,784,717
Auto Components — 0.2%
Aptiv plc	8,327	706,046
BorgWarner, Inc.	11,378	390,152
Cie Plastic Omnium SA	2,526	63,488
Hyundai Mobis Co. Ltd.	2,189	418,910
Hyundai Wia Corp.(2)	2,190	78,345
Leoni AG(2)	10,012	117,968
Minth Group Ltd.	34,000	104,707
NOK Corp.	5,600	74,169
Visteon Corp.(2)	702	56,027
		2,009,812

6

	Shares/ Principal Amount	Value
Automobiles — 0.7%
Daimler AG	6,791	$314,730
Honda Motor Co. Ltd. ADR	31,303	801,357
Hyundai Motor Co.	5,704	592,217
Kia Motors Corp.	7,019	239,051
Mazda Motor Corp.	34,000	283,040
Nissan Motor Co. Ltd.	89,400	485,338
Renault SA	4,523	175,795
Tesla, Inc.(2)	3,515	2,286,754
Thor Industries, Inc.	3,878	312,257
Winnebago Industries, Inc.	1,724	94,406
		5,584,945
Banks — 2.0%
Bank Central Asia Tbk PT	184,200	432,869
Bank of America Corp.	53,556	1,758,243
Barclays plc	371,868	822,381
BNP Paribas SA	8,584	456,448
Citigroup, Inc.	7,216	536,942
Comerica, Inc.	12,560	768,170
Commerce Bancshares, Inc.	8,510	575,787
Commerzbank AG	65,329	376,073
FinecoBank Banca Fineco SpA	9,539	111,666
First Hawaiian, Inc.	24,075	699,619
Hana Financial Group, Inc.	7,328	201,676
HDFC Bank Ltd. ADR	6,470	370,602
JPMorgan Chase & Co.	13,161	1,741,990
M&T Bank Corp.	3,848	648,465
Mitsubishi UFJ Financial Group, Inc.	150,200	768,411
Mizuho Financial Group, Inc.	343,600	506,697
PNC Financial Services Group, Inc. (The)	6,316	938,242
Prosperity Bancshares, Inc.	3,817	267,953
Societe Generale SA	10,948	354,132
Standard Chartered plc (London)	27,559	229,406
Sumitomo Mitsui Financial Group, Inc.	11,000	385,474
SVB Financial Group(2)	683	164,145
Truist Financial Corp.	34,018	1,754,308
U.S. Bancorp	9,119	485,313
UMB Financial Corp.	5,002	332,433
UniCredit SpA	23,414	312,979
Veritex Holdings, Inc.	2,513	71,168
Wells Fargo & Co.	9,522	446,963
Westamerica Bancorporation	4,688	297,032
		16,815,587
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(2)	2,544	906,631
Brown-Forman Corp., Class B	3,192	215,907
Constellation Brands, Inc., Class A	7,696	1,449,157

7

	Shares/ Principal Amount	Value
PepsiCo, Inc.	11,904	$1,690,606
Treasury Wine Estates Ltd.	33,840	288,904
		4,551,205
Biotechnology — 0.9%
AbbVie, Inc.	5,211	422,195
ACADIA Pharmaceuticals, Inc.(2)	1,721	68,737
Acceleron Pharma, Inc.(2)	1,154	104,760
Aimmune Therapeutics, Inc.(2)	1,211	37,602
Amarin Corp. plc ADR(2)	1,903	35,301
Amgen, Inc.	2,491	538,181
Amicus Therapeutics, Inc.(2)	5,073	44,845
Arcutis Biotherapeutics, Inc.(2)	1,189	25,920
Arena Pharmaceuticals, Inc.(2)	1,590	72,647
Argenx SE(2)	623	90,016
Argenx SE ADR(2)	3,093	446,289
Biogen, Inc.(2)	1,687	453,550
Biohaven Pharmaceutical Holding Co. Ltd.(2)	605	29,336
Blueprint Medicines Corp.(2)	6,670	423,211
ChemoCentryx, Inc.(2)	941	39,917
CSL Ltd.	3,628	741,817
Deciphera Pharmaceuticals, Inc.(2)	563	35,261
Exact Sciences Corp.(2)	5,168	482,071
FibroGen, Inc.(2)	1,427	59,720
Flexion Therapeutics, Inc.(2)	2,394	41,943
Global Blood Therapeutics, Inc.(2)	786	51,294
Halozyme Therapeutics, Inc.(2)	3,303	62,691
Heron Therapeutics, Inc.(2)	1,895	39,530
Immunomedics, Inc.(2)	18,252	338,940
Insmed, Inc.(2)	3,313	68,049
Ionis Pharmaceuticals, Inc.(2)	8,608	502,019
Iovance Biotherapeutics, Inc.(2)	2,247	48,850
Mirati Therapeutics, Inc.(2)	288	25,007
MorphoSys AG(2)	858	107,460
Natera, Inc.(2)	2,903	101,634
PeptiDream, Inc.(2)	1,800	85,572
Principia Biopharma, Inc.(2)	581	30,590
PTC Therapeutics, Inc.(2)	1,220	62,830
Regeneron Pharmaceuticals, Inc.(2)	1,747	590,381
REGENXBIO, Inc.(2)	840	36,565
Sage Therapeutics, Inc.(2)	1,303	86,363
Stoke Therapeutics, Inc.(2)	1,063	29,721
Turning Point Therapeutics, Inc.(2)	2,620	153,270
Ultragenyx Pharmaceutical, Inc.(2)	856	44,983
Vertex Pharmaceuticals, Inc.(2)	4,497	1,021,044
Viela Bio, Inc.(2)	458	18,022
Viking Therapeutics, Inc.(2)	4,291	26,947

8

	Shares/ Principal Amount	Value
Vir Biotechnology, Inc.(2)	301	$8,016
		7,733,097
Building Products — 0.3%
Builders FirstSource, Inc.(2)	3,968	98,387
Fortune Brands Home & Security, Inc.	9,597	659,410
Johnson Controls International plc	45,050	1,777,222
Lindab International AB	4,939	56,000
Masonite International Corp.(2)	140	10,515
PGT Innovations, Inc.(2)	2,854	44,237
Trex Co., Inc.(2)	1,146	112,583
		2,758,354
Capital Markets — 1.2%
Ameriprise Financial, Inc.	5,230	865,094
Ares Management Corp., Class A	3,092	111,498
Bank of New York Mellon Corp. (The)	13,601	609,053
BlackRock, Inc.	604	318,519
Credit Suisse Group AG(2)	37,675	476,022
Euronext NV	1,384	119,985
Hamilton Lane, Inc., Class A	1,599	103,855
Intercontinental Exchange, Inc.	12,876	1,284,252
Intermediate Capital Group plc	8,784	200,661
London Stock Exchange Group plc	5,661	587,241
LPL Financial Holdings, Inc.	10,467	964,325
Morgan Stanley	12,898	674,049
MSCI, Inc.	2,519	719,930
Northern Trust Corp.	12,938	1,265,466
Partners Group Holding AG	449	411,782
S&P Global, Inc.	3,782	1,110,887
State Street Corp.	6,341	479,570
Tradeweb Markets, Inc., Class A	5,740	265,073
		10,567,262
Chemicals — 0.3%
Albemarle Corp.	2,768	222,215
Dow, Inc.	8,150	375,471
Ecolab, Inc.	1,203	235,920
Ferro Corp.(2)	5,128	70,151
Koninklijke DSM NV	3,451	421,948
Olin Corp.	3,048	45,324
Sherwin-Williams Co. (The)	704	392,121
Symrise AG	3,929	404,750
		2,167,900
Commercial Services and Supplies — 0.3%
A-Living Services Co. Ltd., H Shares	34,500	114,373
Babcock International Group plc	74,165	573,307
Brink's Co. (The)	1,607	135,293
Casella Waste Systems, Inc., Class A(2)	1,610	82,416
Clean Harbors, Inc.(2)	1,390	114,286

9

	Shares/ Principal Amount	Value
HomeServe plc	6,397	$107,811
IAA, Inc.(2)	2,209	104,397
Loomis AB, B Shares	1,188	43,074
Republic Services, Inc.	4,334	411,947
Serco Group plc(2)	43,274	90,250
US Ecology, Inc.	1,602	86,524
Waste Management, Inc.	3,639	442,866
		2,306,544
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	2,550	569,517
AudioCodes Ltd.	2,838	60,847
Cisco Systems, Inc.	27,570	1,267,393
F5 Networks, Inc.(2)	6,122	747,618
Motorola Solutions, Inc.	1,317	233,109
Telefonaktiebolaget LM Ericsson, B Shares	46,121	362,903
		3,241,387
Construction and Engineering†
Badger Daylighting Ltd.	1,708	44,565
Hazama Ando Corp.	14,000	114,197
NRW Holdings Ltd.	39,265	80,787
SHO-BOND Holdings Co. Ltd.	2,500	101,951
		341,500
Construction Materials — 0.1%
Cemex SAB de CV ADR	36,871	148,959
Vulcan Materials Co.	3,158	447,267
		596,226
Consumer Finance — 0.1%
American Express Co.	3,164	410,909
Cembra Money Bank AG	1,152	134,773
		545,682
Containers and Packaging — 0.2%
Ball Corp.	6,247	450,908
Berry Global Group, Inc.(2)	2,215	94,182
Graphic Packaging Holding Co.	16,527	258,317
Huhtamaki Oyj	515	22,944
Packaging Corp. of America	4,366	418,044
SIG Combibloc Group AG(2)	8,393	132,636
Sonoco Products Co.	6,648	379,867
WestRock Co.	6,994	272,766
		2,029,664
Distributors — 0.1%
Genuine Parts Co.	6,586	616,252
LKQ Corp.(2)	19,167	626,473
		1,242,725
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	3,009	492,664
Chegg, Inc.(2)	11,353	468,084

10

	Shares/ Principal Amount	Value
Grand Canyon Education, Inc.(2)	962	$75,305
		1,036,053
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(2)	4,469	1,002,978
ECN Capital Corp.	16,409	69,435
Element Fleet Management Corp.	8,763	84,160
Zenkoku Hosho Co. Ltd.	3,000	128,396
		1,284,969
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA(2)	21,967	1,092,262
Verizon Communications, Inc.	28,152	1,673,355
		2,765,617
Electric Utilities — 0.7%
Edison International	9,741	745,674
Eversource Energy	4,487	414,778
Iberdrola SA	45,470	497,293
NextEra Energy, Inc.	5,347	1,434,065
Pinnacle West Capital Corp.	16,143	1,577,010
Xcel Energy, Inc.	25,596	1,770,987
		6,439,807
Electrical Equipment — 0.9%
AMETEK, Inc.	9,442	917,290
Eaton Corp. plc	7,983	754,154
Emerson Electric Co.	21,311	1,526,507
Hubbell, Inc.	9,224	1,321,154
Mabuchi Motor Co. Ltd.	1,800	65,740
Melrose Industries plc	166,969	516,191
Nexans SA	1,717	83,745
nVent Electric plc	42,376	1,055,162
Schneider Electric SE	8,538	855,874
Sensata Technologies Holding plc(2)	8,235	389,268
Signify NV	6,240	207,829
Varta AG(2)	396	33,807
		7,726,721
Electronic Equipment, Instruments and Components — 0.5%
Anritsu Corp.	5,500	106,244
Barco NV	635	158,039
CDW Corp.	2,308	301,079
Cognex Corp.	16,768	854,665
Electrocomponents plc	13,378	116,941
Hexagon AB, B Shares	7,485	407,934
Isra Vision AG	1,085	40,870
Keyence Corp.	1,000	339,056
Keysight Technologies, Inc.(2)	5,990	557,010
Landis+Gyr Group AG(2)	893	81,989
Murata Manufacturing Co. Ltd.	8,900	508,477

11

	Shares/ Principal Amount	Value
Rogers Corp.(2)	282	$33,206
SYNNEX Corp.	823	113,376
TE Connectivity Ltd.	11,324	1,043,846
		4,662,732
Energy Equipment and Services — 0.3%
Baker Hughes Co.	21,117	457,394
Cactus, Inc., Class A	19,821	571,241
Schlumberger Ltd.	22,991	770,429
Subsea 7 SA	6,608	71,063
Tecnicas Reunidas SA(2)	10,517	256,558
TGS NOPEC Geophysical Co. ASA	1,895	48,165
		2,174,850
Entertainment — 0.4%
Embracer Group AB(2)	8,047	67,193
Live Nation Entertainment, Inc.(2)	8,573	584,336
Netflix, Inc.(2)	2,875	992,134
Take-Two Interactive Software, Inc.(2)	4,280	533,459
Walt Disney Co. (The)	6,125	847,149
World Wrestling Entertainment, Inc., Class A	468	22,876
Zynga, Inc., Class A(2)	7,133	42,940
		3,090,087
Equity Real Estate Investment Trusts (REITs) — 2.5%
Agree Realty Corp.	3,053	231,814
Alexandria Real Estate Equities, Inc.	2,346	382,867
Allied Properties Real Estate Investment Trust	3,967	165,526
American Tower Corp.	385	89,220
Americold Realty Trust	11,085	382,100
Boston Properties, Inc.	2,845	407,831
Brixmor Property Group, Inc.	5,773	115,229
Camden Property Trust	3,591	403,736
Charter Hall Group	29,550	250,298
Comforia Residential REIT, Inc.	65	214,580
CoreSite Realty Corp.	467	54,849
Cousins Properties, Inc.	5,598	229,126
Derwent London plc	7,066	381,815
Embassy Office Parks REIT(2)	8,400	48,857
Empire State Realty Trust, Inc., Class A	24,714	335,122
Equinix, Inc.	867	511,296
Equity Residential	4,366	362,727
Essential Properties Realty Trust, Inc.	13,255	365,970
Fibra Uno Administracion SA de CV	364,546	599,040
Gaming and Leisure Properties, Inc.	5,041	238,212
Gecina SA	984	186,134
Global Medical REIT, Inc.	3,991	58,269
Goodman Group	32,491	318,648
Granite Real Estate Investment Trust	2,074	112,069
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,790	61,021

12

	Shares/ Principal Amount	Value
Healthpeak Properties, Inc.	16,836	$605,928
Hudson Pacific Properties, Inc.	9,351	339,815
Inmobiliaria Colonial Socimi SA	8,688	116,430
Invesco Office J-Reit, Inc.	1,234	262,410
Invitation Homes, Inc.	18,842	592,958
Kilroy Realty Corp.	3,719	307,078
Link REIT	17,500	176,444
Mapletree Commercial Trust	112,165	192,540
Mapletree Industrial Trust	44,400	90,223
MGM Growth Properties LLC, Class A	18,999	606,828
Mitsui Fudosan Logistics Park, Inc.	59	285,859
Northview Apartment Real Estate Investment Trust	5,623	130,484
Orix JREIT, Inc.	205	432,621
Piedmont Office Realty Trust, Inc., Class A	20,329	471,429
Prologis, Inc.	23,176	2,152,587
Rexford Industrial Realty, Inc.	11,882	572,594
Ryman Hospitality Properties, Inc.	2,064	175,502
Safestore Holdings plc	12,285	130,565
SBA Communications Corp.	7,199	1,796,582
Segro plc	22,813	275,026
Spirit Realty Capital, Inc.	3,380	178,396
Summit Industrial Income REIT	9,579	93,445
Sun Communities, Inc.	1,861	301,798
UDR, Inc.	6,046	289,664
UNITE Group plc (The)	17,521	294,965
VICI Properties, Inc.	15,559	416,981
Welltower, Inc.	16,842	1,430,054
Weyerhaeuser Co.	61,715	1,786,649
		21,012,211
Food and Staples Retailing — 0.3%
Cosmos Pharmaceutical Corp.	400	88,654
Costco Wholesale Corp.	713	217,836
Grocery Outlet Holding Corp.(2)	2,025	66,298
Kobe Bussan Co. Ltd.	2,600	100,239
Koninklijke Ahold Delhaize NV	24,489	601,565
Sysco Corp.	11,433	939,106
Walgreens Boots Alliance, Inc.	4,022	204,519
		2,218,217
Food Products — 0.4%
AAK AB	3,816	71,628
Ariake Japan Co. Ltd.	1,400	95,486
Ausnutria Dairy Corp. Ltd.(2)	30,000	36,489
Bakkafrost P/F	1,519	108,258
Beyond Meat, Inc.(2)	331	36,549
Conagra Brands, Inc.	17,726	583,540
J.M. Smucker Co. (The)	4,143	429,256
Kellogg Co.	3,320	226,457

13

	Shares/ Principal Amount	Value
Mondelez International, Inc., Class A	18,050	$1,035,709
Nestle SA	3,641	401,944
Nomad Foods Ltd.(2)	4,016	81,043
Orkla ASA	55,665	540,847
		3,647,206
Gas Utilities — 0.1%
Atmos Energy Corp.	4,073	476,663
Chesapeake Utilities Corp.	626	60,227
Nippon Gas Co. Ltd.	3,500	110,419
Spire, Inc.	6,540	551,453
		1,198,762
Health Care Equipment and Supplies — 1.2%
Baxter International, Inc.	5,669	505,788
DexCom, Inc.(2)	1,229	295,882
Edwards Lifesciences Corp.(2)	2,077	456,649
Hologic, Inc.(2)	15,613	835,608
Hoya Corp.	3,400	326,823
ICU Medical, Inc.(2)	171	31,202
Insulet Corp.(2)	360	69,854
Intuitive Surgical, Inc.(2)	1,291	722,676
Masimo Corp.(2)	2,925	499,005
Medtronic plc	13,109	1,513,303
Nihon Kohden Corp.	1,200	35,253
OrthoPediatrics Corp.(2)	1,143	52,498
ResMed, Inc.	3,937	625,865
Siemens Healthineers AG	5,245	247,447
Silk Road Medical, Inc.(2)	2,482	115,512
Teleflex, Inc.	2,591	962,583
Terumo Corp.	11,700	417,617
Varian Medical Systems, Inc.(2)	2,320	326,122
Zimmer Biomet Holdings, Inc.	15,428	2,281,801
		10,321,488
Health Care Providers and Services — 0.9%
1Life Healthcare, Inc.(2)	1,041	22,975
Acadia Healthcare Co., Inc.(2)	2,039	65,513
Alfresa Holdings Corp.	12,400	250,149
Amplifon SpA	2,559	72,604
Cardinal Health, Inc.	13,311	681,656
Centene Corp.(2)	9,268	582,123
CVS Health Corp.	6,346	430,386
Encompass Health Corp.	15,190	1,170,086
Ensign Group, Inc. (The)	2,352	106,310
HealthEquity, Inc.(2)	1,802	119,040
Henry Schein, Inc.(2)	6,883	474,514
Humana, Inc.	1,081	363,475
Korian SA	2,958	135,476
McKesson Corp.	4,090	583,275

14

	Shares/ Principal Amount	Value
Pennant Group, Inc. (The)(2)	1,752	$46,253
Quest Diagnostics, Inc.	14,013	1,550,819
R1 RCM, Inc.(2)	12,451	155,638
UnitedHealth Group, Inc.	2,770	754,686
Universal Health Services, Inc., Class B	3,856	528,696
		8,093,674
Health Care Technology — 0.2%
Cerner Corp.	16,177	1,161,994
Health Catalyst, Inc.(2)	9,353	305,375
Inspire Medical Systems, Inc.(2)	804	60,139
Teladoc Health, Inc.(2)	1,612	163,957
		1,691,465
Hotels, Restaurants and Leisure — 0.7%
Autogrill SpA	4,412	42,877
Carnival Corp.	10,500	457,065
Chipotle Mexican Grill, Inc.(2)	2,487	2,155,632
Churchill Downs, Inc.	1,068	154,198
Hilton Worldwide Holdings, Inc.	4,410	475,398
Jumbo Interactive Ltd.	6,775	59,842
Las Vegas Sands Corp.	3,400	222,054
Planet Fitness, Inc., Class A(2)	8,364	675,727
Royal Caribbean Cruises Ltd.	4,128	483,306
Sodexo SA	4,712	493,313
Starbucks Corp.	5,131	435,263
		5,654,675
Household Durables — 0.2%
Bellway plc	2,633	139,137
Breville Group Ltd.	686	8,404
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,500	145,660
Haseko Corp.	47,100	613,520
Man Wah Holdings Ltd.	86,000	59,492
Pressance Corp.	700	7,812
PulteGroup, Inc.	8,302	370,684
Skyline Champion Corp.(2)	2,921	83,979
Taylor Wimpey plc	52,317	149,348
Tempur Sealy International, Inc.(2)	959	87,864
Token Corp.	1,300	90,065
TopBuild Corp.(2)	1,493	170,964
		1,926,929
Household Products — 0.3%
Colgate-Palmolive Co.	8,214	606,029
Kimberly-Clark Corp.	2,610	373,857
Procter & Gamble Co. (The)	12,215	1,522,233
Reynolds Consumer Products, Inc.(2)	2,655	75,800
		2,577,919
Independent Power and Renewable Electricity Producers†
Falck Renewables SpA	9,215	59,996

15

	Shares/ Principal Amount	Value
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	3,004	$520,353
Siemens AG	4,321	535,115
		1,055,468
Insurance — 1.0%
Aegon NV	133,310	541,668
Aflac, Inc.	12,870	663,706
AIA Group Ltd.	69,800	688,158
Arthur J. Gallagher & Co.	1,524	156,317
Brown & Brown, Inc.	5,196	233,300
BRP Group, Inc., Class A(2)	5,121	77,225
Chubb Ltd.	9,629	1,463,512
eHealth, Inc.(2)	873	91,805
Globe Life, Inc.	1,144	119,273
Goosehead Insurance, Inc., Class A	1,998	104,256
Kinsale Capital Group, Inc.	1,308	149,400
NN Group NV	4,514	156,899
Palomar Holdings, Inc.(2)	2,285	122,133
ProAssurance Corp.	12,866	390,740
Progressive Corp. (The)	4,650	375,208
Prudential Financial, Inc.	4,948	450,565
Reinsurance Group of America, Inc.	9,367	1,349,316
Travelers Cos., Inc. (The)	3,867	508,975
Zurich Insurance Group AG	1,352	561,971
		8,204,427
Interactive Media and Services — 1.1%
Alphabet, Inc., Class A(2)	1,619	2,319,671
Alphabet, Inc., Class C(2)	1,469	2,106,884
Facebook, Inc., Class A(2)	12,744	2,573,141
Pinterest, Inc., Class A(2)	6,024	132,709
Tencent Holdings Ltd.	22,000	1,044,628
Twitter, Inc.(2)	29,378	954,197
		9,131,230
Internet and Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. ADR(2)	2,948	609,027
Amazon.com, Inc.(2)	2,129	4,276,565
Etsy, Inc.(2)	746	36,412
HelloFresh SE(2)	4,175	99,783
Takeaway.com NV(2)	751	70,826
Trainline plc(2)	18,023	112,748
		5,205,361
IT Services — 1.8%
Accenture plc, Class A	3,630	744,912
Adyen NV(2)	516	474,129
Afterpay Ltd.(2)	3,482	88,199
Alten SA	788	97,830
CACI International, Inc., Class A(2)	558	149,231

16

	Shares/ Principal Amount	Value
Fiserv, Inc.(2)	20,027	$2,375,402
FleetCor Technologies, Inc.(2)	2,871	905,025
GDS Holdings Ltd. ADR(2)	5,477	283,216
Genpact Ltd.	2,159	95,579
GMO Payment Gateway, Inc.	800	52,018
I3 Verticals, Inc., Class A(2)	2,420	78,142
International Business Machines Corp.	2,114	303,845
Limelight Networks, Inc.(2)	10,595	52,869
Mastercard, Inc., Class A	9,632	3,043,134
Megaport Ltd.(2)	6,115	45,262
NEXTDC Ltd.(2)	18,707	92,950
Okta, Inc.(2)	8,335	1,067,297
PayPal Holdings, Inc.(2)	4,071	463,646
Repay Holdings Corp.(2)	3,549	60,014
SCSK Corp.	1,300	69,712
SHIFT, Inc.(2)	1,100	74,667
Square, Inc., Class A(2)	28,567	2,133,669
Visa, Inc., Class A	13,993	2,784,187
		15,534,935
Leisure Products†
BRP, Inc.	2,660	135,794
Callaway Golf Co.	4,124	88,336
Games Workshop Group plc	1,060	92,813
		316,943
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	6,378	526,568
Bruker Corp.	9,957	492,573
Evotec SE(2)	2,305	62,256
Lonza Group AG	1,384	569,061
Mettler-Toledo International, Inc.(2)	517	391,462
NeoGenomics, Inc.(2)	3,272	105,456
PRA Health Sciences, Inc.(2)	1,215	123,092
Tecan Group AG	433	122,593
		2,393,061
Machinery — 0.7%
ATS Automation Tooling Systems, Inc.(2)	3,297	50,648
Caterpillar, Inc.	2,097	275,441
Chart Industries, Inc.(2)	1,941	124,185
Cummins, Inc.	6,226	995,973
FANUC Corp.	1,000	181,931
Georg Fischer AG	76	74,559
Graco, Inc.	5,297	281,536
Harmonic Drive Systems, Inc.	1,200	53,785
IMI plc	32,514	471,556
Ingersoll-Rand plc	7,935	1,057,180
Kennametal, Inc.	2,123	66,429
Kornit Digital Ltd.(2)	2,822	117,903

17

	Shares/ Principal Amount	Value
Nabtesco Corp.	3,000	$85,624
Navistar International Corp.(2)	2,170	79,465
PACCAR, Inc.	6,084	451,494
Parker-Hannifin Corp.	3,818	747,144
RBC Bearings, Inc.(2)	757	117,721
Rotork plc	11,869	47,449
Valmet Oyj	2,617	56,809
Westinghouse Air Brake Technologies Corp.	5,150	380,379
		5,717,211
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA	21,379	72,477
Comcast Corp., Class A	13,626	588,507
Fox Corp., Class B(2)	9,140	332,056
Future plc	2,591	43,727
Nippon Television Holdings, Inc.	22,100	298,299
Stroeer SE & Co. KGaA	944	75,109
TV Asahi Holdings Corp.	8,200	156,453
		1,566,628
Metals and Mining†
Saracen Mineral Holdings Ltd.(2)	16,955	45,325
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	8,399	195,277
Multi-Utilities — 0.2%
Ameren Corp.	6,400	525,120
NorthWestern Corp.	7,507	577,814
WEC Energy Group, Inc.	3,373	336,929
		1,439,863
Multiline Retail — 0.2%
Magazine Luiza SA	43,012	560,423
Pan Pacific International Holdings Corp.	21,500	346,704
Target Corp.	5,440	602,426
		1,509,553
Oil, Gas and Consumable Fuels — 0.9%
Callon Petroleum Co.(2)	16,640	49,920
Chevron Corp.	5,355	573,735
ConocoPhillips	28,236	1,678,065
Devon Energy Corp.	6,661	144,677
Eni SpA	38,647	542,062
Gazprom PJSC ADR	31,992	224,155
Gazprom PJSC	54,573	193,399
Gaztransport Et Technigaz SA	293	29,604
Gibson Energy, Inc.	4,700	94,327
Imperial Oil Ltd.	11,432	271,072
Neste Oyj	13,043	518,979
Noble Energy, Inc.	18,201	359,834
ONEOK, Inc.	7,982	597,612
PetroChina Co. Ltd., H Shares	780,000	343,546

18

	Shares/ Principal Amount	Value
Phillips 66	2,821	$257,755
Saras SpA	189,173	254,047
Surgutneftegas PJSC Preference Shares	975,308	549,927
TOTAL SA ADR	17,325	841,822
Valero Energy Corp.	2,216	186,831
		7,711,369
Paper and Forest Products — 0.1%
Boise Cascade Co.	1,284	46,481
Canfor Corp.(2)	8,712	78,272
Mondi plc	45,054	922,295
		1,047,048
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,010	197,112
Fancl Corp.	1,600	42,080
Inter Parfums, Inc.	683	47,202
Ontex Group NV	9,680	175,041
Shiseido Co. Ltd.	5,100	329,575
		791,010
Pharmaceuticals — 0.9%
AstraZeneca plc	6,099	596,317
Bristol-Myers Squibb Co.	10,905	686,470
Catalent, Inc.(2)	7,825	478,107
Dechra Pharmaceuticals plc	1,763	66,322
GlaxoSmithKline plc	26,732	627,670
Horizon Therapeutics plc(2)	2,181	75,223
Johnson & Johnson	7,235	1,077,074
Merck & Co., Inc.	10,928	933,688
MyoKardia, Inc.(2)	750	51,022
Novartis AG	5,879	556,121
Novo Nordisk A/S, B Shares	7,485	456,926
Optinose, Inc.(2)	2,397	18,769
Pfizer, Inc.	18,131	675,198
Reata Pharmaceuticals, Inc., Class A(2)	206	45,071
Sanofi	2,317	223,461
Sanofi ADR	11,673	563,456
Zoetis, Inc.	2,443	327,875
		7,458,770
Professional Services — 0.6%
ASGN, Inc.(2)	2,031	137,478
BeNEXT Group, Inc.	3,000	30,923
Capita plc(2)	260,078	498,007
CoStar Group, Inc.(2)	364	237,688
IHS Markit Ltd.(2)	13,265	1,046,078
Nihon M&A Center, Inc.	3,000	86,286
Recruit Holdings Co. Ltd.	16,400	641,408
Robert Half International, Inc.	4,983	289,861
Teleperformance	2,420	608,230

19

	Shares/ Principal Amount	Value
TriNet Group, Inc.(2)	1,334	$76,118
UT Group Co. Ltd.	3,800	94,600
Verisk Analytics, Inc.	8,610	1,398,867
		5,145,544
Real Estate Management and Development — 0.5%
Altus Group Ltd.	1,695	55,522
Aroundtown SA	19,752	187,084
Ayala Land, Inc.	153,030	124,349
CapitaLand Ltd.	45,700	120,322
CBRE Group, Inc., Class A(2)	2,754	168,132
Colliers International Group, Inc.	1,010	81,890
Corp. Inmobiliaria Vesta SAB de CV	82,209	150,100
Fabege AB	14,339	245,700
Fastighets AB Balder, B Shares(2)	2,582	122,482
FirstService Corp.	1,884	185,368
Longfor Group Holdings Ltd.	51,000	214,919
Mitsubishi Estate Co. Ltd.	21,200	415,265
Mitsui Fudosan Co. Ltd.	15,600	412,251
New World Development Co. Ltd.	89,000	110,975
Nexity SA	1,257	60,756
Open House Co. Ltd.	1,700	45,392
Samhallsbyggnadsbolaget i Norden AB	31,328	77,261
Shimao Property Holdings Ltd.	40,000	129,197
Shurgard Self Storage SA	2,371	86,227
Sun Hung Kai Properties Ltd.	19,500	270,295
Times China Holdings Ltd.	73,000	127,598
VGP NV	934	105,086
Vonovia SE	7,569	432,442
		3,928,613
Road and Rail — 0.3%
ArcBest Corp.	2,667	59,501
Heartland Express, Inc.	23,627	441,589
J.B. Hunt Transport Services, Inc.	4,921	531,124
Localiza Rent a Car SA	27,785	344,961
Norfolk Southern Corp.	2,287	476,176
Sixt SE	508	51,431
TFI International, Inc.	2,646	84,734
Union Pacific Corp.	2,167	388,803
		2,378,319
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.(2)	18,169	853,943
Applied Materials, Inc.	30,983	1,796,704
ASML Holding NV	1,587	445,082
Broadcom, Inc.	1,458	444,923
Entegris, Inc.	985	50,984
Inphi Corp.(2)	1,095	83,176
Intel Corp.	9,129	583,617

20

	Shares/ Principal Amount	Value
Lasertec Corp.	1,800	$88,978
Lattice Semiconductor Corp.(2)	4,206	78,232
Marvell Technology Group Ltd.	12,362	297,182
Maxim Integrated Products, Inc.	14,892	895,307
Microchip Technology, Inc.	3,813	371,691
Micron Technology, Inc.(2)	7,545	400,564
MKS Instruments, Inc.	465	48,741
Monolithic Power Systems, Inc.	400	68,468
Nova Measuring Instruments Ltd.(2)	1,692	64,364
NVIDIA Corp.	2,285	540,243
Power Integrations, Inc.	816	79,699
Silicon Laboratories, Inc.(2)	453	44,534
SOITEC(2)	721	68,214
Taiwan Semiconductor Manufacturing Co. Ltd.	55,000	588,375
Texas Instruments, Inc.	2,007	242,145
Xilinx, Inc.	1,826	154,260
		8,289,426
Software — 2.1%
Adobe, Inc.(2)	1,245	437,169
Atlassian Corp. plc, Class A(2)	3,904	573,888
Avalara, Inc.(2)	952	81,053
Avast plc	24,293	136,018
AVEVA Group plc	1,295	83,987
Bottomline Technologies de, Inc.(2)	1,527	81,847
Cadence Design Systems, Inc.(2)	11,504	829,554
Coupa Software, Inc.(2)	3,007	484,578
Dassault Systemes SE	2,449	425,039
Descartes Systems Group, Inc. (The)(2)	2,069	92,756
DocuSign, Inc.(2)	17,272	1,356,025
Elastic NV(2)	541	35,100
Envestnet, Inc.(2)	1,906	150,326
Fair Isaac Corp.(2)	157	63,174
Five9, Inc.(2)	1,895	135,928
Globant SA(2)	853	104,663
Microsoft Corp.	23,210	3,951,038
Model N, Inc.(2)	2,744	85,585
Palo Alto Networks, Inc.(2)	2,203	517,220
Paycom Software, Inc.(2)	2,180	693,589
Paylocity Holding Corp.(2)	902	127,985
Proofpoint, Inc.(2)	4,189	514,451
Rapid7, Inc.(2)	2,542	150,944
RingCentral, Inc., Class A(2)	9,261	1,903,877
salesforce.com, Inc.(2)	16,284	2,968,736
Slack Technologies, Inc., Class A(2)	17,086	354,193
Splunk, Inc.(2)	10,638	1,651,656
TeamViewer AG(2)	2,054	73,561

21

	Shares/ Principal Amount	Value
Temenos AG(2)	2,023	$325,615
		18,389,555
Specialty Retail — 0.7%
Advance Auto Parts, Inc.	5,201	685,232
Best Buy Co., Inc.	1,007	85,283
Boot Barn Holdings, Inc.(2)	2,892	121,377
Burlington Stores, Inc.(2)	3,408	741,138
Five Below, Inc.(2)	4,718	534,172
Floor & Decor Holdings, Inc., Class A(2)	9,407	463,859
Home Depot, Inc. (The)	4,721	1,076,860
JD Sports Fashion plc	8,642	94,078
Kingfisher plc	302,408	818,690
National Vision Holdings, Inc.(2)	3,044	103,861
Ross Stores, Inc.	2,960	332,082
TJX Cos., Inc. (The)	10,399	613,957
		5,670,589
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	9,230	2,856,778
HP, Inc.	16,838	358,986
		3,215,764
Textiles, Apparel and Luxury Goods — 0.4%
ANTA Sports Products Ltd.	27,000	233,240
Burberry Group plc	13,323	342,167
Canada Goose Holdings, Inc.(2)	10,115	303,450
Crocs, Inc.(2)	2,631	99,741
lululemon athletica, Inc.(2)	1,843	441,196
NIKE, Inc., Class B	14,546	1,400,780
Puma SE	5,272	423,557
VF Corp.	3,660	303,670
		3,547,801
Thrifts and Mortgage Finance — 0.1%
Aruhi Corp.	4,500	73,313
Capitol Federal Financial, Inc.	33,099	436,245
NMI Holdings, Inc., Class A(2)	3,542	113,060
		622,618
Trading Companies and Distributors — 0.2%
AerCap Holdings NV(2)	6,032	341,471
Applied Industrial Technologies, Inc.	1,253	80,906
Diploma plc	2,583	66,390
Grafton Group plc	8,879	108,202
IMCD NV	888	76,583
MonotaRO Co. Ltd.	13,500	327,212
MSC Industrial Direct Co., Inc., Class A	6,546	445,586
Seven Group Holdings Ltd.	10,359	137,810
SiteOne Landscape Supply, Inc.(2)	894	86,316
Univar Solutions, Inc.(2)	14,853	320,082
22

		Shares/ Principal Amount	Value
Yamazen Corp.		7,600	$70,304
			2,060,862
Water Utilities†
SJW Group		737	54,059
Wireless Telecommunication Services†
Rogers Communications, Inc., Class B		6,179	309,370
TOTAL COMMON STOCKS (Cost $208,248,833)			278,681,097
CORPORATE BONDS — 7.5%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.40%, 4/15/21		$25,000	25,723
Arconic, Inc., 5.125%, 10/1/24		115,000	124,254
Bombardier, Inc., 8.75%, 12/1/21(3)		50,000	53,613
Bombardier, Inc., 5.75%, 3/15/22(3)		30,000	29,978
Bombardier, Inc., 6.00%, 10/15/22(3)		35,000	34,388
TransDigm, Inc., 6.375%, 6/15/26		50,000	52,780
United Technologies Corp., 6.05%, 6/1/36		140,000	196,045
			516,781
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(3)		15,000	15,289
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		85,000	85,191
United Airlines Holdings, Inc., 5.00%, 2/1/24		85,000	90,419
			175,610
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		9,000	9,138
ZF North America Capital, Inc., 4.75%, 4/29/25(3)		105,000	112,658
			121,796
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,363
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	58,068
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$850,000	892,599
General Motors Co., 5.00%, 4/1/35		70,000	75,250
General Motors Co., 5.15%, 4/1/38		160,000	170,684
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	436,888
			1,644,852
Banks — 1.3%
Akbank T.A.S., 5.00%, 10/24/22		130,000	134,264
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		255,000	273,053
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	241,639
Banistmo SA, 3.65%, 9/19/22		$280,000	287,090
Bank of America Corp., 4.10%, 7/24/23		110,000	118,476
Bank of America Corp., MTN, 5.00%, 1/21/44		90,000	120,265
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		80,000	100,802
Bank of America Corp., VRN, 3.42%, 12/20/28		42,000	45,168
Bank of Montreal, MTN, 3.30%, 2/5/24		372,000	392,688
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,190

23

		Shares/ Principal Amount	Value
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	$63,071
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	115,256
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	114,084
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	114,921
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	235,428
CIT Group, Inc., 5.00%, 8/1/23		$50,000	53,729
Citigroup, Inc., 2.75%, 4/25/22		230,000	234,288
Citigroup, Inc., VRN, 3.52%, 10/27/28		340,000	366,220
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	277,438
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	192,607
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	150,000	171,481
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	161,418
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	489,264
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	98,640
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	285,000	340,350
Fifth Third BanCorp., 4.30%, 1/16/24		$120,000	129,961
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	78,266
HSBC Holdings plc, 2.95%, 5/25/21		$200,000	202,997
HSBC Holdings plc, 4.30%, 3/8/26		400,000	444,101
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	170,529
HSBC Holdings plc, VRN, 3.26%, 3/13/23		$210,000	215,544
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		305,000	319,441
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	291,438
JPMorgan Chase & Co., 3.875%, 9/10/24		$780,000	843,421
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	338,060
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		160,000	187,743
KEB Hana Bank, MTN, 4.375%, 9/30/24		204,000	219,863
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	383,704
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	204,161
PNC Bank N.A., VRN, 2.03%, 12/9/22		$250,000	251,349
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	43,859
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	138,559
U.S. Bancorp, MTN, 3.60%, 9/11/24		$310,000	334,184
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	115,246
Wells Fargo & Co., 4.125%, 8/15/23		$300,000	321,920
Wells Fargo & Co., 3.00%, 4/22/26		220,000	230,851
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	281,068
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	212,062
Woori Bank, MTN, 4.75%, 4/30/24		153,000	166,105
			10,968,262
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	462,889
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	59,814
			522,703
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		$70,000	74,852

24

		Shares/ Principal Amount	Value
AbbVie, Inc., 4.40%, 11/6/42		$240,000	$272,164
Amgen, Inc., 4.66%, 6/15/51		219,000	265,918
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	104,366
Gilead Sciences, Inc., 3.65%, 3/1/26		390,000	424,074
			1,141,374
Building Products†
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		78,000	81,283
Standard Industries, Inc., 6.00%, 10/15/25(3)		80,000	83,699
			164,982
Capital Markets — 0.2%
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	115,443
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	212,454
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$280,000	298,961
MDGH - GMTN B.V., 3.25%, 4/28/22(3)		102,000	104,460
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	269,726
Morgan Stanley, MTN, 4.00%, 7/23/25		230,000	252,894
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		350,000	356,484
SURA Asset Management SA, 4.375%, 4/11/27		105,000	113,700
			1,724,122
Chemicals†
CF Industries, Inc., 3.45%, 6/1/23		80,000	82,399
Element Solutions, Inc., 5.875%, 12/1/25(3)		40,000	41,444
Equate Petrochemical BV, 4.25%, 11/3/26(3)		82,000	88,597
Huntsman International LLC, 5.125%, 11/15/22		85,000	90,903
Olin Corp., 5.125%, 9/15/27		60,000	62,670
Tronox Finance plc, 5.75%, 10/1/25(3)		30,000	29,713
			395,726
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		100,000	106,018
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		80,000	80,542
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)		71,000	74,506
Republic Services, Inc., 3.55%, 6/1/22		175,000	181,415
RR Donnelley & Sons Co., 6.00%, 4/1/24		65,000	66,489
			508,970
Communications Equipment†
CommScope Technologies LLC, 6.00%, 6/15/25(3)		70,000	66,982
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		205,000	212,092
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	188,945
Ally Financial, Inc., 8.00%, 11/1/31		45,000	63,558
Capital One Financial Corp., 3.80%, 1/31/28		70,000	76,332
Navient Corp., 5.00%, 10/26/20		100,000	101,515
Navient Corp., 5.50%, 1/25/23		105,000	109,988

25

		Shares/ Principal Amount	Value
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		$80,000	$85,803
			626,141
Containers and Packaging — 0.1%
Ball Corp., 5.25%, 7/1/25		35,000	39,273
Berry Global, Inc., 5.50%, 5/15/22		60,000	60,600
Berry Global, Inc., 5.125%, 7/15/23		50,000	51,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		155,000	163,358
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(3)		30,000	30,989
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(3)		20,000	21,417
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)		30,000	30,775
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)		160,000	165,500
Sealed Air Corp., 5.125%, 12/1/24(3)		80,000	86,600
			649,512
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	93,117
Fiore Capital LLC, VRDN, 1.60%, 2/7/20 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
Voya Financial, Inc., 5.70%, 7/15/43		150,000	205,101
Voya Financial, Inc., VRN, 5.65%, 5/15/53		75,000	79,819
			2,878,037
Diversified Telecommunication Services — 0.4%
Altice France SA, 7.375%, 5/1/26(3)		175,000	186,489
AT&T, Inc., 3.875%, 8/15/21		100,000	103,203
AT&T, Inc., 2.95%, 7/15/26		240,000	249,803
AT&T, Inc., 3.80%, 2/15/27		180,000	196,506
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	156,350
AT&T, Inc., 5.15%, 11/15/46		$291,000	355,905
CenturyLink, Inc., 5.625%, 4/1/20		130,000	130,642
CenturyLink, Inc., 5.80%, 3/15/22		40,000	42,233
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	199,998
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	46,044
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$100,000	108,775
Inmarsat Finance plc, 4.875%, 5/15/22(3)		50,000	50,719
Level 3 Financing, Inc., 5.375%, 8/15/22		92,000	92,391
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	51,729
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)		153,000	162,625
Orange SA, 4.125%, 9/14/21		180,000	187,334
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	176,713
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	128,765
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)		$205,000	210,547
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	125,018
Verizon Communications, Inc., 5.01%, 8/21/54		90,000	122,490
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		80,000	81,867
			3,166,146

26

		Shares/ Principal Amount	Value
Electric Utilities — 0.2%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		$90,000	$96,487
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		110,000	123,769
Duke Energy Florida LLC, 6.35%, 9/15/37		70,000	103,561
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	147,395
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	69,995
Exelon Corp., 4.45%, 4/15/46		100,000	117,940
Exelon Generation Co. LLC, 4.25%, 6/15/22		19,000	19,939
FirstEnergy Corp., 4.25%, 3/15/23		90,000	95,940
FirstEnergy Corp., 4.85%, 7/15/47		50,000	61,846
Florida Power & Light Co., 3.95%, 3/1/48		90,000	107,094
Georgia Power Co., 4.30%, 3/15/42		60,000	69,543
Greenko Investment Co., 4.875%, 8/16/23(3)		102,000	102,175
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)		102,000	116,252
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	98,503
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)		40,000	41,807
Pampa Energia SA, 7.50%, 1/24/27		204,000	177,888
Progress Energy, Inc., 3.15%, 4/1/22		110,000	112,563
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	54,681
Southwestern Public Service Co., 3.70%, 8/15/47		60,000	67,839
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	227,078
Xcel Energy, Inc., 3.35%, 12/1/26		$70,000	75,307
			2,087,602
Electronic Equipment, Instruments and Components†
Sensata Technologies BV, 5.00%, 10/1/25(3)		20,000	21,692
Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24		65,000	58,229
Entertainment†
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		50,000	44,546
Cinemark USA, Inc., 5.125%, 12/15/22		60,000	60,769
Walt Disney Co. (The), 4.75%, 9/15/44		57,000	73,652
			178,967
Equity Real Estate Investment Trusts (REITs) — 0.1%
Boston Properties LP, 3.65%, 2/1/26		180,000	195,298
Equinix, Inc., 5.375%, 5/15/27		70,000	75,995
Essex Portfolio LP, 3.25%, 5/1/23		50,000	51,948
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		30,000	33,028
Iron Mountain, Inc., 5.75%, 8/15/24		95,000	96,068
Iron Mountain, Inc., 4.875%, 9/15/27(3)		80,000	82,586
Kilroy Realty LP, 3.80%, 1/15/23		140,000	146,593
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	98,359
SBA Communications Corp., 4.875%, 7/15/22		75,000	76,086
Service Properties Trust, 4.65%, 3/15/24		210,000	221,379
			1,077,340
Food and Staples Retailing†
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24		110,000	114,674

27

		Shares/ Principal Amount	Value
Kroger Co. (The), 3.875%, 10/15/46		$90,000	$91,633
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	73,145
Walmart, Inc., 2.55%, 4/11/23		$44,000	45,288
			324,740
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		70,000	71,608
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)		50,000	51,312
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		35,000	36,345
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		130,000	136,771
MHP SE, 7.75%, 5/10/24(3)		128,000	138,191
Minerva Luxembourg SA, 5.875%, 1/19/28(3)		80,000	84,452
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)		200,000	205,917
Post Holdings, Inc., 5.00%, 8/15/26(3)		115,000	118,950
			843,546
Gas Utilities — 0.1%
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		255,000	266,781
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		204,000	222,879
			489,660
Health Care Equipment and Supplies†
Medtronic, Inc., 3.50%, 3/15/25		107,000	115,955
Medtronic, Inc., 4.375%, 3/15/35		172,000	213,307
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(3)		9,000	8,989
			338,251
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		60,000	60,925
Aetna, Inc., 2.75%, 11/15/22		160,000	163,348
Anthem, Inc., 4.65%, 1/15/43		100,000	115,677
CHS / Community Health Systems, Inc., 6.25%, 3/31/23		80,000	81,800
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(3)		60,000	54,059
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(3)		17,000	17,616
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(3)		42,000	25,830
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(3)		95,000	89,577
CommonSpirit Health, 2.95%, 11/1/22		130,000	133,411
CVS Health Corp., 3.50%, 7/20/22		160,000	165,810
CVS Health Corp., 4.30%, 3/25/28		250,000	277,559
CVS Health Corp., 4.78%, 3/25/38		100,000	116,968
CVS Health Corp., 5.05%, 3/25/48		100,000	120,995
DaVita, Inc., 5.125%, 7/15/24		130,000	133,196
DaVita, Inc., 5.00%, 5/1/25		130,000	133,521
Encompass Health Corp., 5.75%, 11/1/24		26,000	26,372
Envision Healthcare Corp., 8.75%, 10/15/26(3)		200,000	121,170
HCA, Inc., 7.50%, 2/15/22		145,000	159,423
HCA, Inc., 5.00%, 3/15/24		120,000	132,997
HCA, Inc., 5.375%, 2/1/25		160,000	179,150

28

	Shares/ Principal Amount	Value
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	$40,000	$23,618
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	213,393
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	43,583
Tenet Healthcare Corp., 5.125%, 5/1/25	100,000	102,000
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	296,403
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	109,491
		3,097,892
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	100,000	103,278
Boyd Gaming Corp., 6.375%, 4/1/26	35,000	37,279
Eldorado Resorts, Inc., 7.00%, 8/1/23	110,000	114,055
Golden Nugget, Inc., 6.75%, 10/15/24(3)	120,000	123,623
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	80,000	82,033
International Game Technology plc, 6.25%, 2/15/22(3)	95,000	99,682
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(3)	75,000	78,752
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	107,163
McDonald's Corp., MTN, 4.70%, 12/9/35	80,000	99,437
MGM Resorts International, 6.00%, 3/15/23	130,000	142,907
Penn National Gaming, Inc., 5.625%, 1/15/27(3)	150,000	157,868
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	120,000	130,261
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)	150,000	156,748
		1,433,086
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27	20,000	20,801
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)	50,000	50,812
Lennar Corp., 4.75%, 4/1/21	60,000	61,534
Meritage Homes Corp., 5.125%, 6/6/27	160,000	172,456
PulteGroup, Inc., 5.50%, 3/1/26	60,000	67,189
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)	60,000	61,225
Toll Brothers Finance Corp., 4.35%, 2/15/28	130,000	137,195
William Lyon Homes, Inc., 5.875%, 1/31/25	100,000	103,291
		674,503
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)	70,000	72,421
Spectrum Brands, Inc., 5.75%, 7/15/25	144,000	149,939
		222,360
Independent Power and Renewable Electricity Producers†
Listrindo Capital BV, 4.95%, 9/14/26	102,000	105,306
NRG Energy, Inc., 7.25%, 5/15/26	50,000	54,219
		159,525
Industrial Conglomerates — 0.1%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)	408,000	408,487

29

		Shares/ Principal Amount	Value
Insurance — 0.4%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	$253,985
Allianz SE, VRN, 3.375%, 9/18/24	EUR	100,000	123,060
American International Group, Inc., 4.125%, 2/15/24		$340,000	368,822
American International Group, Inc., 4.50%, 7/16/44		110,000	131,295
AXA SA, 7.125%, 12/15/20	GBP	55,000	76,289
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	50,000	80,842
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	256,586
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	299,455
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	224,623
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	108,319
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	400,000	499,858
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	200,000	249,529
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	37,004
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	81,768
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49		80,000	87,071
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	100,000	124,300
Markel Corp., 4.90%, 7/1/22		$200,000	214,063
MetLife, Inc., 4.125%, 8/13/42		90,000	107,251
MetLife, Inc., 4.875%, 11/13/43		50,000	65,287
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		119,000	123,313
Prudential Financial, Inc., 3.94%, 12/7/49		69,000	77,602
WR Berkley Corp., 4.625%, 3/15/22		130,000	137,509
			3,727,831
Interactive Media and Services†
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)		65,000	64,512
Tencent Holdings Ltd., 3.80%, 2/11/25(3)		153,000	164,850
			229,362
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	337,417
JD.com, Inc., 3.875%, 4/29/26		255,000	273,160
Prosus NV, 6.00%, 7/18/20		153,000	155,395
			765,972
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	100,650
Fidelity National Information Services, Inc., 3.00%, 8/15/26		168,000	176,874
			277,524
Media — 0.4%
Altice Financing SA, 6.625%, 2/15/23(3)		200,000	203,917
Cablevision Systems Corp., 5.875%, 9/15/22		100,000	107,678
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)		70,000	73,583
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)		65,000	68,045
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		250,000	279,960

30

		Shares/ Principal Amount	Value
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		$40,000	$51,965
Comcast Corp., 6.40%, 5/15/38		230,000	337,246
Comcast Corp., 4.75%, 3/1/44		150,000	191,068
CSC Holdings LLC, 5.375%, 7/15/23(3)		105,000	107,455
CSC Holdings LLC, 6.625%, 10/15/25(3)		100,000	105,824
CSC Holdings LLC, 5.50%, 5/15/26(3)		25,000	26,251
DISH DBS Corp., 6.75%, 6/1/21		95,000	99,923
DISH DBS Corp., 5.00%, 3/15/23		135,000	137,364
Gray Television, Inc., 5.125%, 10/15/24(3)		100,000	103,459
Gray Television, Inc., 5.875%, 7/15/26(3)		75,000	78,608
Lamar Media Corp., 5.00%, 5/1/23		100,000	102,124
Lamar Media Corp., 5.375%, 1/15/24		140,000	142,923
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)		105,000	109,419
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)		90,000	92,775
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)		70,000	70,758
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		60,000	62,006
TEGNA, Inc., 5.50%, 9/15/24(3)		100,000	103,125
ViacomCBS, Inc., 4.85%, 7/1/42		70,000	82,177
ViacomCBS, Inc., 4.375%, 3/15/43		40,000	43,363
Videotron Ltd., 5.00%, 7/15/22		75,000	78,749
VTR Finance BV, 6.875%, 1/15/24		205,000	210,040
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	124,048
			3,193,853
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		$70,000	73,681
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	155,600
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)		80,000	80,342
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	148,907
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)		250,000	241,351
Freeport-McMoRan, Inc., 3.55%, 3/1/22		99,000	100,290
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	185,368
HTA Group Ltd., 9.125%, 3/8/22(3)		153,000	157,833
Nexa Resources SA, 5.375%, 5/4/27		230,000	247,965
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	101,631
Teck Resources Ltd., 6.25%, 7/15/41		40,000	46,806
Vedanta Resources Ltd., 6.125%, 8/9/24(3)		217,000	192,491
			1,732,265
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)		204,000	217,732
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)		153,000	158,122
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	144,186
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		$100,000	113,228
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	86,393
NiSource, Inc., 5.65%, 2/1/45		110,000	146,587
Sempra Energy, 2.875%, 10/1/22		110,000	112,767
Sempra Energy, 3.25%, 6/15/27		140,000	148,338

31

	Shares/ Principal Amount	Value
Sempra Energy, 4.00%, 2/1/48	$70,000	$77,639
		1,204,992
Oil, Gas and Consumable Fuels — 0.9%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	70,349
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	75,000	85,341
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	130,000	145,092
Chesapeake Energy Corp., 11.50%, 1/1/25(3)	31,000	25,023
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	255,000	261,515
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	162,428
CNX Resources Corp., 5.875%, 4/15/22	111,000	109,890
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	40,450
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	70,000	71,245
Denbury Resources, Inc., 9.00%, 5/15/21(3)	40,000	37,690
Ecopetrol SA, 5.875%, 5/28/45	395,000	476,147
Enbridge, Inc., 4.00%, 10/1/23	120,000	127,787
Energy Transfer Operating LP, 4.15%, 10/1/20	200,000	202,180
Energy Transfer Operating LP, 3.60%, 2/1/23	27,000	27,953
Energy Transfer Operating LP, 6.50%, 2/1/42	100,000	119,257
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	420,045
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(3)	140,000	152,107
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(3)	140,000	202,520
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	25,000	24,385
Gulfport Energy Corp., 6.00%, 10/15/24	40,000	22,148
Gulfport Energy Corp., 6.375%, 5/15/25	70,000	35,204
Hess Corp., 6.00%, 1/15/40	110,000	129,248
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(3)	20,000	18,142
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	387,712
MEG Energy Corp., 7.00%, 3/31/24(3)	30,000	30,288
MEG Energy Corp., 6.50%, 1/15/25(3)	58,000	60,791
MPLX LP, 6.25%, 10/15/22(3)	19,000	19,373
MPLX LP, 4.50%, 4/15/38	60,000	62,178
MPLX LP, 5.20%, 3/1/47	40,000	44,313
Newfield Exploration Co., 5.75%, 1/30/22	130,000	138,330
Newfield Exploration Co., 5.375%, 1/1/26	60,000	65,911
NuStar Logistics LP, 4.75%, 2/1/22	40,000	41,213
Oasis Petroleum, Inc., 6.875%, 3/15/22	120,000	115,500
Ovintiv, Inc., 6.50%, 2/1/38	60,000	70,122
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)	120,000	123,763
Petrobras Global Finance BV, 5.75%, 2/1/29	380,000	439,185
Petrobras Global Finance BV, 7.25%, 3/17/44	180,000	228,140
Petroleos Mexicanos, 6.00%, 3/5/20	122,000	122,533
Petroleos Mexicanos, 4.875%, 1/24/22	40,000	42,033
Petroleos Mexicanos, 3.50%, 1/30/23	70,000	71,289
Petroleos Mexicanos, 6.50%, 3/13/27	140,000	152,183

32

		Shares/ Principal Amount	Value
Petroleos Mexicanos, 5.50%, 6/27/44		$230,000	$215,265
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		130,000	133,994
QEP Resources, Inc., 5.375%, 10/1/22		110,000	110,584
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20		22,868	23,188
Reliance Industries Ltd., 4.125%, 1/28/25		332,000	355,915
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		180,000	204,890
SM Energy Co., 5.00%, 1/15/24		80,000	73,233
Southwestern Energy Co., 6.20%, 1/23/25		100,000	83,499
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		84,000	84,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		86,000	88,794
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		20,000	20,397
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	169,833
Williams Cos., Inc. (The), 4.55%, 6/24/24		$270,000	295,113
Williams Cos., Inc. (The), 5.10%, 9/15/45		150,000	165,717
WPX Energy, Inc., 8.25%, 8/1/23		50,000	57,833
			7,264,133
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	49,514
Pharmaceuticals — 0.3%
Allergan Finance LLC, 3.25%, 10/1/22		270,000	278,780
Allergan Funding SCS, 3.85%, 6/15/24		230,000	245,420
Allergan Funding SCS, 4.55%, 3/15/35		110,000	126,734
Bausch Health Cos., Inc., 7.00%, 3/15/24(3)		60,000	62,327
Bausch Health Cos., Inc., 6.125%, 4/15/25(3)		195,000	200,987
Bristol-Myers Squibb Co., 3.25%, 8/15/22(3)		160,000	166,255
Bristol-Myers Squibb Co., 3.625%, 5/15/24(3)		410,000	438,752
Bristol-Myers Squibb Co., 3.875%, 8/15/25(3)		140,000	153,839
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		450,000	454,148
			2,127,242
Professional Services†
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)		50,000	51,500
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		18,000	23,238
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	195,819
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	83,207
Hertz Corp. (The), 6.25%, 10/15/22		75,000	75,937
Union Pacific Corp., 3.84%, 3/20/60(3)		220,000	236,984
United Rentals North America, Inc., 5.50%, 7/15/25		70,000	72,575
United Rentals North America, Inc., 5.50%, 5/15/27		85,000	90,510
			778,270
Semiconductors and Semiconductor Equipment†
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)		70,000	73,175

33

	Shares/ Principal Amount	Value
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	$198,000	$199,133
Microsoft Corp., 2.70%, 2/12/25	340,000	356,270
Microsoft Corp., 4.25%, 2/6/47	340,000	435,240
Oracle Corp., 3.625%, 7/15/23	280,000	298,811
Oracle Corp., 2.65%, 7/15/26	280,000	292,507
		1,581,961
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	230,000	248,369
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	378,453
L Brands, Inc., 5.625%, 2/15/22	105,000	110,886
PetSmart, Inc., 5.875%, 6/1/25(3)	50,000	51,625
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	55,000	55,963
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	70,000	71,574
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	100,000	102,041
		1,018,911
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.45%, 8/4/26	140,000	144,545
Apple, Inc., 3.20%, 5/11/27	190,000	205,236
Apple, Inc., 2.90%, 9/12/27	90,000	95,779
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	160,000	168,400
EMC Corp., 2.65%, 6/1/20	7,000	7,001
NCR Corp., 5.00%, 7/15/22	90,000	90,985
Western Digital Corp., 4.75%, 2/15/26	60,000	64,163
		776,109
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	115,000	120,702
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	70,000	69,775
Transportation Infrastructure — 0.1%
HPHT Finance 15 Ltd., 2.875%, 3/17/20(3)	510,000	510,337
Rumo Luxembourg Sarl, 7.375%, 2/9/24	180,000	193,539
		703,876
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(3)	228,000	245,345
Digicel Ltd., 6.00%, 4/15/21	153,000	121,506
GTH Finance BV, 7.25%, 4/26/23(3)	217,000	243,554
Millicom International Cellular SA, 5.125%, 1/15/28(3)	255,000	267,251
Oztel Holdings SPC Ltd., 6.625%, 4/24/28	204,000	221,617
Sprint Corp., 7.25%, 9/15/21	120,000	126,068
Sprint Corp., 7.875%, 9/15/23	75,000	79,836
Sprint Corp., 7.125%, 6/15/24	205,000	212,162
T-Mobile USA, Inc., 6.375%, 3/1/25	100,000	103,427
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	85,464
		1,706,230
TOTAL CORPORATE BONDS (Cost $60,908,111)		64,368,454

34

		Shares/ Principal Amount	Value
U.S. TREASURY SECURITIES — 6.0%
U.S. Treasury Bills, 1.55%, 4/9/20(4)		$850,000	$847,614
U.S. Treasury Bonds, 3.50%, 2/15/39		165,000	210,227
U.S. Treasury Bonds, 3.125%, 8/15/44(5)		200,000	243,449
U.S. Treasury Bonds, 2.50%, 2/15/45		1,060,000	1,161,155
U.S. Treasury Bonds, 3.00%, 5/15/45		560,000	669,823
U.S. Treasury Bonds, 3.00%, 11/15/45		100,000	119,930
U.S. Treasury Bonds, 2.50%, 5/15/46		300,000	329,707
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		1,023,330	1,154,536
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		318,838	375,472
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		1,359,628	1,680,291
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		144,897	205,366
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		713,958	986,941
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		963,041	1,344,476
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,085,100	1,174,414
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		2,924,408	3,683,473
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		3,396,742	3,790,313
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		585,998	679,115
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		1,845,377	1,861,279
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		5,511,300	5,686,981
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24		5,506,704	5,659,180
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		4,343,480	4,443,527
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		3,788,435	3,972,862
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		6,169,578	6,316,852
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		364,935	383,842
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		1,935,283	2,111,998
U.S. Treasury Notes, 1.375%, 2/29/20(5)		1,000,000	999,826
U.S. Treasury Notes, 1.875%, 12/15/20		800,000	802,469
U.S. Treasury Notes, 2.25%, 8/15/27(5)		400,000	423,266
TOTAL U.S. TREASURY SECURITIES (Cost $47,349,676)			51,318,384
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.6%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	887,693
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	301,140
			1,188,833
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	172,000	212,631
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	185,000	221,764
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	121,000	227,804
			662,199
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	74,000	146,817
Canada — 0.3%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	462,282
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	648,337
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	368,058

35

		Shares/ Principal Amount	Value
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	$506,430
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	33,603
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	106,488
			2,125,198
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	234,890
China†
China Government Bond, 3.25%, 6/6/26	CNY	750,000	110,058
China Government Bond, 3.29%, 5/23/29	CNY	550,000	80,919
			190,977
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	300,367
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	117,159
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	96,482
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	98,261
			194,743
Finland†
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	219,000	303,586
France — 0.3%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	893,750	1,102,832
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	155,844	266,347
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	533,000	985,623
			2,354,802
Germany — 0.4%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	178,000	209,358
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(6)	EUR	775,000	895,398
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	1,253,000	1,475,733
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	98,000	158,442
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	111,000	248,880
			2,987,811
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	6,000,000,000	486,349
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	364,962
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	211,645
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,618,920
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	1,088,000	1,897,363
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	405,000	602,078
			4,330,006
Japan — 1.1%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	250,371
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,889,576

36

		Shares/ Principal Amount	Value
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	$1,948,465
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	336,108
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,308,311
			9,732,831
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	253,248
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	485,265
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	761,432
			1,246,697
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$400,000	421,420
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(6)	EUR	152,000	170,782
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	506,000	598,840
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	82,000	157,053
			926,675
Norway — 0.4%
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	405,000	45,106
Norway Government Bond, 1.75%, 2/17/27(3)	NOK	1,880,000	211,176
Norway Government Bond, 1.75%, 9/6/29(3)	NOK	26,750,000	3,025,408
			3,281,690
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	245,750
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	306,084
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	145,255
			451,339
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	216,510
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	260,471
			476,981
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	91,443
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	288,205
South Africa†
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$185,000	185,674
Spain†
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	100,000	130,477
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	132,000	160,128
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	47,000	74,858
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	9,000	19,147
			384,610

37

		Shares/ Principal Amount	Value
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	$483,502
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	111,772
			595,274
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	144,211
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	426,587
			570,798
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36		$400,000	445,447
United Kingdom — 0.4%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	467,000	637,976
United Kingdom Gilt, 1.50%, 7/22/26	GBP	761,000	1,077,073
United Kingdom Gilt, 4.50%, 12/7/42	GBP	396,000	898,370
United Kingdom Gilt, 4.25%, 12/7/49	GBP	190,000	459,708
United Kingdom Gilt, 4.25%, 12/7/55	GBP	106,000	279,474
			3,352,601
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	90,875
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $36,239,030)			39,030,257
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.47%, (12-month LIBOR plus 1.86%), 7/1/36		33,477	35,263
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.14%), 10/1/36		101,342	107,365
FHLMC, VRN, 4.62%, (1-year H15T1Y plus 2.25%), 4/1/37		104,660	110,690
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40		55,748	58,595
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41		24,017	25,109
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41		82,265	84,721
FHLMC, VRN, 4.01%, (12-month LIBOR plus 1.87%), 7/1/41		87,168	91,956
FHLMC, VRN, 4.41%, (12-month LIBOR plus 1.64%), 2/1/43		33,553	34,634
FHLMC, VRN, 4.45%, (12-month LIBOR plus 1.65%), 6/1/43		13,066	13,401
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43		393	406
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35		59,685	62,006
FNMA, VRN, 3.51%, (6-month LIBOR plus 1.57%), 6/1/35		92,808	96,368
FNMA, VRN, 3.78%, (6-month LIBOR plus 1.54%), 9/1/35		19,029	19,737
FNMA, VRN, 4.25%, (1-year H15T1Y plus 2.16%), 3/1/38		102,368	108,315
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40		16,759	17,753
FNMA, VRN, 3.85%, (12-month LIBOR plus 1.82%), 3/1/40		28,496	29,976
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40		80,497	84,087
			980,382

38

	Shares/ Principal Amount	Value
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.4%
FHLMC, 5.00%, 2/1/20	$6	$6
FHLMC, 5.50%, 3/1/20	17	17
FHLMC, 5.50%, 3/1/20	36	36
FHLMC, 5.50%, 3/1/20	15	15
FHLMC, 5.00%, 5/1/20	19	21
FHLMC, 5.00%, 5/1/20	55	58
FHLMC, 5.00%, 5/1/20	141	149
FHLMC, 4.50%, 7/1/20	674	698
FHLMC, 4.00%, 10/1/20	442	462
FHLMC, 8.00%, 6/1/26	3,246	3,316
FHLMC, 8.00%, 6/1/26	199	218
FHLMC, 7.00%, 8/1/29	823	900
FHLMC, 8.00%, 7/1/30	4,715	5,627
FHLMC, 5.50%, 12/1/33	96,221	106,027
FHLMC, 6.50%, 5/1/34	5,324	6,223
FHLMC, 5.50%, 6/1/35	3,053	3,291
FHLMC, 5.00%, 9/1/35	1,977	2,193
FHLMC, 5.00%, 9/1/35	2,045	2,270
FHLMC, 5.50%, 10/1/35	15,567	17,412
FHLMC, 5.50%, 10/1/35	10,386	11,332
FHLMC, 5.00%, 11/1/35	37,840	41,982
FHLMC, 5.00%, 11/1/35	64,988	73,685
FHLMC, 6.50%, 3/1/36	439	487
FHLMC, 6.50%, 3/1/36	1,342	1,489
FHLMC, 5.50%, 1/1/38	63,935	70,799
FHLMC, 6.00%, 2/1/38	40,792	47,020
FHLMC, 6.00%, 11/1/38	186,683	214,730
FNMA, 5.00%, 3/1/20	20	22
FNMA, 5.00%, 3/1/20	21	22
FNMA, 5.00%, 4/1/20	136	144
FNMA, 5.00%, 5/1/20	29	31
FNMA, 5.00%, 5/1/20	133	141
FNMA, 5.00%, 7/1/20	260	274
FNMA, 7.00%, 5/1/26	1,612	1,692
FNMA, 7.00%, 6/1/26	769	847
FNMA, 6.50%, 4/1/29	4,778	5,299
FNMA, 6.50%, 6/1/29	8,546	9,475
FNMA, 6.50%, 6/1/29	5,712	6,335
FNMA, 7.00%, 7/1/29	945	946
FNMA, 6.50%, 8/1/29	7,566	8,484
FNMA, 7.00%, 3/1/30	4,963	5,427
FNMA, 7.50%, 9/1/30	3,482	4,068
FNMA, 6.50%, 9/1/31	25,497	28,280
FNMA, 7.00%, 9/1/31	12,247	12,916
FNMA, 6.50%, 1/1/32	5,665	6,316
FNMA, 5.50%, 6/1/33	37,282	41,613

39

	Shares/ Principal Amount	Value
FNMA, 5.50%, 8/1/33	$250,329	$282,599
FNMA, 5.00%, 11/1/33	211,793	235,086
FNMA, 5.50%, 1/1/34	218,262	246,372
FNMA, 3.50%, 3/1/34	255,304	266,509
FNMA, 5.50%, 9/1/34	10,742	12,080
FNMA, 5.50%, 10/1/34	11,577	13,072
FNMA, 6.00%, 10/1/34	19,261	21,267
FNMA, 5.00%, 11/1/34	56,952	61,200
FNMA, 5.50%, 3/1/35	641	691
FNMA, 5.50%, 3/1/35	4,362	4,723
FNMA, 5.50%, 3/1/35	4,497	4,864
FNMA, 5.50%, 3/1/35	10,583	11,940
FNMA, 5.50%, 3/1/35	8,590	9,455
FNMA, 5.00%, 4/1/35	9,505	10,495
FNMA, 6.00%, 5/1/35	4,039	4,549
FNMA, 6.00%, 6/1/35	4,319	4,762
FNMA, 6.00%, 6/1/35	1,175	1,305
FNMA, 6.00%, 6/1/35	351	390
FNMA, 5.00%, 7/1/35	54,195	60,648
FNMA, 5.50%, 7/1/35	6,614	7,281
FNMA, 6.00%, 7/1/35	23,397	26,921
FNMA, 6.00%, 7/1/35	2,901	3,205
FNMA, 6.00%, 7/1/35	8,486	9,397
FNMA, 5.50%, 8/1/35	5,152	5,782
FNMA, 4.50%, 9/1/35	216,938	236,665
FNMA, 5.50%, 9/1/35	6,104	6,579
FNMA, 5.50%, 9/1/35	475	536
FNMA, 5.50%, 9/1/35	314	355
FNMA, 5.50%, 9/1/35	7,510	8,481
FNMA, 5.50%, 9/1/35	40,387	45,613
FNMA, 5.00%, 10/1/35	8,456	9,389
FNMA, 5.50%, 10/1/35	94,522	106,732
FNMA, 6.00%, 10/1/35	16,845	18,959
FNMA, 5.50%, 11/1/35	47,139	52,152
FNMA, 6.00%, 11/1/35	5,196	5,732
FNMA, 6.50%, 11/1/35	2,578	2,911
FNMA, 6.50%, 12/1/35	4,861	5,403
FNMA, 6.50%, 4/1/36	5,890	6,670
FNMA, 6.00%, 8/1/36	6,399	7,350
FNMA, 5.00%, 10/1/36	58,646	62,748
FNMA, 5.00%, 11/1/36	23,833	25,501
FNMA, 5.50%, 1/1/37	288,036	325,619
FNMA, 6.00%, 5/1/37	5,525	6,354
FNMA, 6.00%, 7/1/37	1,576	1,808
FNMA, 6.50%, 8/1/37	1,671	1,870
FNMA, 6.50%, 8/1/37	148,317	155,956
FNMA, 6.50%, 8/1/37	392,996	416,035

40

	Shares/ Principal Amount	Value
FNMA, 5.00%, 4/1/40	$723,348	$803,762
FNMA, 4.00%, 1/1/41	2,659,937	2,890,278
FNMA, 5.00%, 6/1/41	560,533	622,822
FNMA, 4.50%, 7/1/41	579,791	633,882
FNMA, 4.50%, 9/1/41	1,494,803	1,634,274
FNMA, 4.50%, 9/1/41	16,250	17,766
FNMA, 4.00%, 12/1/41	1,209,079	1,302,997
FNMA, 3.50%, 5/1/42	1,089,127	1,152,641
FNMA, 3.50%, 6/1/42	537,211	573,107
FNMA, 3.00%, 11/1/42	804,191	834,980
FNMA, 4.00%, 4/1/46	1,013,797	1,073,125
FNMA, 6.50%, 8/1/47	17,166	18,427
FNMA, 6.50%, 9/1/47	34,758	37,201
FNMA, 6.50%, 9/1/47	1,670	1,790
FNMA, 6.50%, 9/1/47	18,274	19,555
FNMA, 4.50%, 7/1/48	1,089,274	1,158,526
FNMA, 4.00%, 1/1/49	2,516,021	2,633,418
FNMA, 3.50%, 6/1/49	3,919,406	4,065,152
FNMA, 3.00%, 11/1/49	3,489,521	3,569,711
GNMA, 9.00%, 4/20/25	430	470
GNMA, 7.50%, 10/15/25	1,683	1,706
GNMA, 6.00%, 4/15/26	464	511
GNMA, 7.50%, 6/15/26	1,621	1,660
GNMA, 7.00%, 12/15/27	8,366	8,384
GNMA, 7.50%, 12/15/27	3,106	3,370
GNMA, 6.00%, 5/15/28	5,227	5,762
GNMA, 6.50%, 5/15/28	4,663	5,147
GNMA, 7.00%, 5/15/31	15,716	18,258
GNMA, 5.50%, 11/15/32	45,313	50,214
GNMA, 6.50%, 10/15/38	627,073	726,605
GNMA, 4.50%, 5/20/41	774,258	840,921
GNMA, 4.50%, 6/15/41	310,699	343,390
GNMA, 3.50%, 7/20/42	331,321	350,543
GNMA, 3.50%, 4/20/45	155,434	163,035
GNMA, 2.50%, 2/20/47	89,692	91,200
		29,211,396
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $29,243,081)		30,191,778
MUNICIPAL SECURITIES — 2.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	200,681
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.10%, 2/7/20 (LOC: FHLMC)	1,285,000	1,285,000
Chicago Midway International Airport Rev., VRDN, 0.93%, 2/7/20 (LOC: Bank of Montreal)	1,700,000	1,700,000
Erie County Industrial Development Agency (The) Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.02%, 2/7/20 (LOC: HSBC Bank USA N.A.)	1,165,000	1,165,000
Illinois Housing Development Authority Rev., VRDN, 1.57%, 2/7/20 (LIQ FAC: FHLB)	3,850,000	3,850,000
41

	Shares/ Principal Amount	Value
Kansas City Rev., VRDN, 1.59%, 2/7/20 (LOC: JPMorgan Chase Bank N.A.)	$1,760,000	$1,760,000
Kansas City Rev., VRDN, 1.61%, 2/7/20 (LOC: JPMorgan Chase Bank N.A.)	525,000	525,000
Los Angeles Community College District GO, 6.68%, 8/1/36	120,000	182,374
Massachusetts Educational Financing Authority, 1.66%, 2/13/20 (LOC: Royal Bank of Canada)	2,500,000	2,499,881
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	43,861
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	22,221
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	225,363
New York City GO, 6.27%, 12/1/37	40,000	57,997
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	239,598
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.75%, 2/7/20 (LOC: FNMA)	100,000	100,000
Pasadena Public Financing Authority Rev., VRDN, 1.60%, 2/7/20 (SBBPA: Bank of the West)	4,160,000	4,160,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	130,000	175,834
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	176,977
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	235,831
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	165,000	216,533
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	184,552
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	24,746
State of California GO, 4.60%, 4/1/38	100,000	113,399
State of California GO, 7.55%, 4/1/39	60,000	101,539
State of California GO, 7.30%, 10/1/39	90,000	144,058
State of Illinois GO, 5.10%, 6/1/33	170,000	191,801
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	30,000	41,734
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.61%, 2/7/20 (LOC: Bank of America N.A.)	1,453,000	1,453,000
Tennis for Charity, Inc. Rev., VRDN, 1.60%, 2/7/20 (LOC: JPMorgan Chase Bank N.A.)	2,415,000	2,415,000
TOTAL MUNICIPAL SECURITIES (Cost $22,823,432)		23,491,980
ASSET-BACKED SECURITIES — 1.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	230,583	232,461
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	156,083	155,895
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.37%, (1-month LIBOR plus 0.70%), 3/17/37(3)	1,010,611	1,004,456
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.62%, (1-month LIBOR plus 0.95%), 3/17/37(3)	2,725,000	2,711,482
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.96%, (1-month LIBOR plus 1.28%), 6/17/37(3)	975,000	977,934
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.82%, (1-month LIBOR plus 1.15%), 7/17/37(3)	1,450,000	1,454,006

42

	Shares/ Principal Amount	Value
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.92%, (1-month LIBOR plus 1.25%), 1/17/38(3)	$1,000,000	$1,001,735
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	117,289	117,338
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	111,033	111,415
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	119,796	119,773
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	42,998	43,457
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)	150,000	152,008
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)	1,725,000	1,777,758
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	121,080	122,692
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	39,390	39,496
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	588,423	606,747
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	850,080	881,360
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	52,510	56,113
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	97,854	105,054
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	374,232	374,862
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	612,869	629,820
TOTAL ASSET-BACKED SECURITIES (Cost $12,520,723)		12,675,862
COLLATERALIZED LOAN OBLIGATIONS — 1.3%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.03%, (3-month LIBOR plus 1.20%), 1/15/29(3)	1,025,000	1,025,651
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.46%, (3-month LIBOR plus 1.55%), 5/15/30(3)	600,000	593,615
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.84%, (3-month LIBOR plus 1.02%), 4/20/31(3)	375,000	370,440
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.27%, (3-month LIBOR plus 1.45%), 4/20/31(3)	225,000	220,110
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.41%, (3-month LIBOR plus 1.50%), 5/15/31(3)	2,000,000	1,971,245
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.24%, (3-month LIBOR plus 1.40%), 4/17/31(3)	350,000	342,030
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.78%, (3-month LIBOR plus 0.98%), 4/24/31(3)	750,000	746,836
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.79%, (3-month LIBOR plus 0.97%), 4/18/31(3)	1,000,000	991,244
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.37%, (3-month LIBOR plus 1.55%), 4/20/30(3)	600,000	600,331
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(3)	600,000	599,483
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.94%, (3-month LIBOR plus 1.12%), 7/20/31(3)	300,000	299,080

43

	Shares/ Principal Amount	Value
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.42%, (3-month LIBOR plus 1.60%), 7/20/31(3)	$350,000	$346,915
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.33%, (3-month LIBOR plus 1.50%), 4/15/31(3)	600,000	593,458
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.57%, (3-month LIBOR plus 1.75%), 4/18/31(3)	125,000	125,101
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.45%, (3-month LIBOR plus 1.70%), 4/18/33(3)(7)	1,000,000	1,000,000
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 3.52%, (3-month LIBOR plus 1.70%), 10/18/31(3)	900,000	893,209
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,781,521)		10,718,748
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	23,922	24,281
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.05%, 3/25/35	51,688	53,149
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(3)	51,073	51,433
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	116,688	118,588
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	29,262	29,375
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.04%, 8/25/34	47,290	46,972
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.86%, 8/25/34	89,165	90,891
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.60%, 8/25/35	60,354	62,478
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	127,799	138,157
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	163,615	166,998
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1,VRN, 3.94%, 10/25/34	95,260	96,198
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	40,490	42,552
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.06%, 6/25/34	40,019	40,232
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.69%, 5/25/34	88,823	92,347
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	101,463	103,531
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.10%, 9/25/35	160,950	166,510
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	35,421	36,494
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.09%, 7/25/35	50,798	51,640
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	39,849	40,265
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.41%, 4/25/35	82,745	85,224
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	8,579	8,665

44

	Shares/ Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.69%, 11/21/34	$299,986	$309,968
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.84%, 11/25/35	83,527	86,019
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.88%, 2/25/35	84,445	86,501
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.88%, 2/25/35	26,389	26,968
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	485,307	517,649
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.16%, (1-month LIBOR plus 1.50%), 6/25/57(3)	293,285	298,725
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	526,144	541,757
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(3)	355,630	362,982
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	411,099	416,646
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	169,021	169,820
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.79%, 7/25/34	66,030	67,569
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.40%, (1-month LIBOR plus 0.74%), 9/25/34	277,942	277,948
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	52,301	54,227
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.39%, 3/25/35	231,704	231,437
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.29%, 8/25/35	104,315	105,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 5/25/35	90,984	91,052
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	70,231	68,940
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	49,647	49,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	54,040	50,109
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.35%, 12/28/37	51,913	49,502
		5,408,461
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.01%, (1-month LIBOR plus 1.35%), 3/25/29	54,697	54,923
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.11%, (1-month LIBOR plus 0.45%), 7/25/30	44,776	44,748
FNMA, Series 2014-C02, Class 1M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	204,265	212,701
FNMA, Series 2014-C02, Class 2M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	401,135	415,392
FNMA, Series 2017-C03, Class 1M2, VRN, 4.66%, (1-month LIBOR plus 3.00%), 10/25/29	130,000	136,540
FNMA, Series 2017-C07, Class 1M2, VRN, 4.06%, (1-month LIBOR plus 2.40%), 5/25/30	1,200,000	1,224,347
		2,088,651
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,382,908)		7,497,112

45

	Shares/ Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	$750,000	$868,340
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, VRN, 3.50%, 1/15/53	600,000	644,854
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	700,000	761,539
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	700,000	758,783
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	750,000	805,738
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	775,000	827,362
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	50,000	54,139
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	700,000	747,397
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53	500,000	530,439
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.41%, 2/13/53	700,000	743,583
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	200,000	210,450
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,599,057)		6,952,624
COMMERCIAL PAPER(4) — 0.5%
Exxon Mobil Corp., 1.60%, 3/17/20	1,500,000	1,497,114
Thunder Bay Funding LLC, VRN, 1.80%, (Daily EFFR plus 0.20%), 7/20/20(3)	3,000,000	3,000,205
TOTAL COMMERCIAL PAPER (Cost $4,497,056)		4,497,319
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value ETF	8,680	414,991
iShares MSCI Emerging Markets ETF	1,288	54,238
iShares Russell 1000 Growth ETF	3,698	665,270
iShares Russell Mid-Cap Value ETF	14,753	1,370,996
SPDR S&P 500 ETF Trust	613	197,220
SPDR S&P Oil & Gas Exploration & Production ETF	16,497	316,083
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,013,640)		3,018,798
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
Federal Home Loan Bank, VRN, 1.61%, (SOFR plus 0.03%), 3/6/20 (Cost $2,500,000)	$2,500,000	2,499,904
TEMPORARY CASH INVESTMENTS — 4.3%
Bank of Nova Scotia, VRN, 2.08%, (3-month LIBOR plus 0.19%), 3/11/20	2,600,000	2,600,800
State Street Institutional U.S. Government Money Market Fund, Premier Class	34,334,276	34,334,276
TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,935,244)		36,935,076
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $761,845,721)		855,016,691
OTHER ASSETS AND LIABILITIES†		(41,565)
TOTAL NET ASSETS — 100.0%		$854,975,126

46

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,012,863	USD	1,391,492	UBS AG	3/18/20	$(43,027)
USD	147,235	AUD	212,989	UBS AG	3/18/20	4,549
USD	357,057	AUD	517,354	UBS AG	3/18/20	10,469
USD	1,042,173	AUD	1,509,848	UBS AG	3/18/20	30,689
USD	689,197	AUD	984,427	UBS AG	3/18/20	29,706
BRL	4,625,196	USD	1,123,930	Goldman Sachs & Co.	3/18/20	(46,387)
USD	1,127,272	BRL	4,625,196	Goldman Sachs & Co.	3/18/20	49,729
CAD	7,767	USD	5,979	Morgan Stanley	3/31/20	(111)
CAD	14,635	USD	11,206	Morgan Stanley	3/31/20	(148)
CAD	30,583	USD	23,301	Morgan Stanley	3/31/20	(192)
CAD	23,351	USD	17,690	Morgan Stanley	3/31/20	(46)
USD	621,366	CAD	819,016	Morgan Stanley	3/18/20	2,517
USD	683,122	CAD	893,380	Morgan Stanley	3/18/20	8,083
USD	540,854	CAD	711,329	Morgan Stanley	3/31/20	3,370
USD	206,302	CAD	271,327	Morgan Stanley	3/31/20	1,285
USD	13,989	CAD	18,398	Morgan Stanley	3/31/20	88
USD	5,525	CAD	7,214	Morgan Stanley	3/31/20	74
CHF	10,669	USD	11,036	UBS AG	3/31/20	85
CHF	4,563	USD	4,737	UBS AG	3/31/20	19
CHF	16,290	USD	16,879	UBS AG	3/31/20	99
USD	417,861	CHF	409,349	UBS AG	3/18/20	(8,403)
USD	414,165	CHF	397,661	UBS AG	3/18/20	73
USD	418,387	CHF	403,032	UBS AG	3/18/20	(1,299)
USD	359,253	CHF	349,559	UBS AG	3/31/20	(5,082)
USD	8,699	CHF	8,442	UBS AG	3/31/20	(99)
USD	9,112	CHF	8,879	UBS AG	3/31/20	(143)
CLP	674,277,007	USD	878,251	Goldman Sachs & Co.	3/18/20	(36,204)
CLP	1,073,492,567	USD	1,387,658	Goldman Sachs & Co.	3/18/20	(47,066)
CLP	272,063,004	USD	353,903	Goldman Sachs & Co.	3/18/20	(14,147)
USD	872,497	CLP	660,262,201	Goldman Sachs & Co.	3/18/20	47,952
USD	693,414	CLP	536,633,174	Goldman Sachs & Co.	3/18/20	23,259
CNY	4,773,455	USD	681,290	Goldman Sachs & Co.	3/18/20	169
COP	2,259,044,750	USD	689,679	Goldman Sachs & Co.	3/18/20	(30,841)
USD	1,378,938	COP	4,518,089,500	Goldman Sachs & Co.	3/18/20	61,261
USD	356,866	COP	1,171,592,309	Goldman Sachs & Co.	3/18/20	15,178
USD	90,965	CZK	2,083,048	UBS AG	3/18/20	(625)
USD	62,526	DKK	417,393	Goldman Sachs & Co.	3/18/20	396
EUR	220,000	USD	244,243	JPMorgan Chase Bank N.A.	2/19/20	(28)
EUR	433,479	USD	478,680	JPMorgan Chase Bank N.A.	2/19/20	2,509
EUR	32,190	USD	35,869	Credit Suisse AG	3/31/20	(46)
EUR	31,049	USD	35,054	Credit Suisse AG	3/31/20	(500)
EUR	32,453	USD	36,292	Credit Suisse AG	3/31/20	(176)
EUR	64,160	USD	71,181	Credit Suisse AG	3/31/20	221
EUR	9,847	USD	10,887	Credit Suisse AG	3/31/20	72
EUR	39,233	USD	43,633	Credit Suisse AG	3/31/20	28

47

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	42,209	USD	46,942	Credit Suisse AG	3/31/20	$30
USD	11,064,842	EUR	9,922,468	JPMorgan Chase Bank N.A.	2/19/20	50,262
USD	393,513	EUR	350,525	Credit Suisse AG	3/31/20	3,425
USD	1,193,801	EUR	1,063,387	Credit Suisse AG	3/31/20	10,392
USD	1,524,141	EUR	1,357,640	Credit Suisse AG	3/31/20	13,267
USD	9,855	EUR	8,836	Credit Suisse AG	3/31/20	22
USD	28,969	EUR	25,748	Credit Suisse AG	3/31/20	315
USD	37,349	EUR	33,515	Credit Suisse AG	3/31/20	51
USD	40,671	EUR	36,728	Credit Suisse AG	3/31/20	(203)
USD	14,629	EUR	13,220	Credit Suisse AG	3/31/20	(83)
GBP	11,617	USD	15,171	JPMorgan Chase Bank N.A.	3/31/20	193
GBP	8,594	USD	11,312	JPMorgan Chase Bank N.A.	3/31/20	53
GBP	8,960	USD	11,671	JPMorgan Chase Bank N.A.	3/31/20	178
GBP	16,159	USD	21,098	JPMorgan Chase Bank N.A.	3/31/20	271
GBP	24,041	USD	31,397	JPMorgan Chase Bank N.A.	3/31/20	397
GBP	22,773	USD	29,837	JPMorgan Chase Bank N.A.	3/31/20	279
GBP	10,688	USD	13,917	JPMorgan Chase Bank N.A.	3/31/20	218
USD	3,699,431	GBP	2,813,298	Bank of America N.A.	3/18/20	(19,794)
USD	430,435	GBP	326,763	JPMorgan Chase Bank N.A.	3/31/20	(1,702)
USD	1,226,491	GBP	931,086	JPMorgan Chase Bank N.A.	3/31/20	(4,849)
USD	11,797	GBP	9,234	JPMorgan Chase Bank N.A.	3/31/20	(414)
HUF	7,292,121	USD	24,765	UBS AG	3/18/20	(754)
IDR	7,150,113,245	USD	507,640	Goldman Sachs & Co.	3/18/20	7,874
USD	1,388,300	IDR	19,609,737,977	Goldman Sachs & Co.	3/18/20	(25,537)
USD	518,297	IDR	7,276,885,892	Goldman Sachs & Co.	3/18/20	(6,357)
USD	662,586	ILS	2,294,938	UBS AG	3/18/20	(3,695)
INR	73,311,884	USD	1,028,939	Goldman Sachs & Co.	3/18/20	(10,223)
INR	38,057,672	USD	525,804	Goldman Sachs & Co.	3/18/20	3,032
INR	99,635,467	USD	1,386,618	Goldman Sachs & Co.	3/18/20	(2,119)
USD	507,756	INR	36,403,554	Goldman Sachs & Co.	3/18/20	1,905
USD	833,860	INR	59,904,490	Goldman Sachs & Co.	3/18/20	1,448
JPY	34,358,595	USD	313,200	Bank of America N.A.	2/19/20	4,144
JPY	48,101,257	USD	437,359	Bank of America N.A.	2/19/20	6,915
JPY	1,271,436	USD	11,755	Bank of America N.A.	3/31/20	15
JPY	1,437,586	USD	13,356	Bank of America N.A.	3/31/20	(48)
JPY	932,950	USD	8,668	Bank of America N.A.	3/31/20	(31)
JPY	1,514,700	USD	13,822	Bank of America N.A.	3/31/20	199
JPY	887,565	USD	8,167	Bank of America N.A.	3/31/20	49
JPY	1,062,894	USD	9,780	Bank of America N.A.	3/31/20	59
JPY	2,019,600	USD	18,580	Bank of America N.A.	3/31/20	116
JPY	826,200	USD	7,614	Bank of America N.A.	3/31/20	34
USD	4,766,712	JPY	516,972,762	Bank of America N.A.	2/19/20	(8,168)
USD	330,365	JPY	35,939,700	Bank of America N.A.	3/31/20	(2,328)
USD	315,662	JPY	34,340,222	Bank of America N.A.	3/31/20	(2,225)
USD	315,608	JPY	34,334,312	Bank of America N.A.	3/31/20	(2,224)
USD	7,173	JPY	780,300	Bank of America N.A.	3/31/20	(50)

48

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,075	JPY	1,202,171	Bank of America N.A.	3/31/20	$(54)
KRW	335,226,476	USD	285,676	Goldman Sachs & Co.	3/18/20	(5,248)
KZT	321,139,223	USD	814,041	Goldman Sachs & Co.	3/18/20	24,556
KZT	369,392,431	USD	941,967	Goldman Sachs & Co.	3/18/20	22,634
MXN	7,025,101	USD	366,230	Morgan Stanley	3/18/20	3,251
MXN	3,538,114	USD	185,841	Morgan Stanley	3/18/20	244
USD	384,423	MXN	7,429,549	Morgan Stanley	3/18/20	(6,330)
MYR	5,193,306	USD	1,251,399	Goldman Sachs & Co.	3/18/20	11,853
MYR	2,780,578	USD	673,427	Goldman Sachs & Co.	3/18/20	2,939
USD	711,717	MYR	2,923,379	Goldman Sachs & Co.	3/18/20	616
NOK	6,291,562	USD	698,738	Goldman Sachs & Co.	3/18/20	(14,604)
NOK	6,384,549	USD	718,151	Goldman Sachs & Co.	3/18/20	(23,906)
NOK	111,988	USD	12,704	Goldman Sachs & Co.	3/31/20	(526)
NOK	155,362	USD	17,494	Goldman Sachs & Co.	3/31/20	(599)
USD	1,802,313	NOK	16,397,627	Goldman Sachs & Co.	3/18/20	19,264
USD	1,460,543	NOK	13,284,368	Goldman Sachs & Co.	3/18/20	16,024
USD	741,178	NOK	6,565,055	Goldman Sachs & Co.	3/18/20	27,305
USD	478,319	NOK	4,312,097	Goldman Sachs & Co.	3/31/20	9,402
USD	11,840	NOK	105,746	Goldman Sachs & Co.	3/31/20	340
NZD	53,309	USD	35,142	Bank of America N.A.	3/18/20	(664)
NZD	1,045,979	USD	695,974	Bank of America N.A.	3/18/20	(19,484)
PEN	2,718,289	USD	809,979	Goldman Sachs & Co.	3/18/20	(8,512)
USD	1,345,644	PEN	4,582,188	Goldman Sachs & Co.	3/18/20	(5,380)
PHP	17,548,113	USD	345,980	Goldman Sachs & Co.	3/18/20	(2,739)
USD	691,035	PHP	35,068,619	Goldman Sachs & Co.	3/18/20	5,092
PLN	2,654,030	USD	702,366	UBS AG	3/18/20	(17,220)
PLN	1,321,205	USD	347,917	UBS AG	3/18/20	(6,844)
USD	844,254	PLN	3,253,045	UBS AG	3/18/20	4,470
USD	35,376	RUB	2,245,567	Goldman Sachs & Co.	3/18/20	412
SEK	18,580,806	USD	1,985,468	Goldman Sachs & Co.	3/18/20	(51,453)
USD	739,692	SEK	6,889,938	Goldman Sachs & Co.	3/18/20	22,541
USD	210,798	SGD	285,549	Bank of America N.A.	3/18/20	1,522
USD	1,528,076	THB	46,117,325	Goldman Sachs & Co.	3/18/20	47,219
						$127,770

49

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	12	March 2020	JPY	120,000,000	$1,693,323	$3,710
Korean Treasury 10-Year Bonds	10	March 2020	KRW	1,000,000,000	1,104,418	13,743
U.S. Treasury 10-Year Notes	62	March 2020	USD	6,200,000	8,162,687	127,736
U.S. Treasury 2-Year Notes	253	March 2020	USD	50,600,000	54,738,922	181,275
U.S. Treasury 5-Year Notes	91	March 2020	USD	9,100,000	10,949,148	114,967
					$76,648,498	$441,431

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	3	March 2020	EUR	300,000	$582,384	$(6,414)

50

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	LOC	-	Letter of Credit
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CHF	-	Swiss Franc	NOK	-	Norwegian Krone
CLP	-	Chilean Peso	NZD	-	New Zealand Dollar
CNY	-	Chinese Yuan	PEN	-	Peruvian Sol
COP	-	Colombian Peso	PHP	-	Philippine Peso
CZK	-	Czech Koruna	PLN	-	Polish Zloty
DKK	-	Danish Krone	RUB	-	Russian Ruble
EFFR	-	Effective Federal Funds Rate	SBBPA	-	Standby Bond Purchase Agreement
EUR	-	Euro	SEK	-	Swedish Krona
FHLB	-	Federal Home Loan Bank	SEQ	-	Sequential Payer
FHLMC	-	Federal Home Loan Mortgage Corporation	SGD	-	Singapore Dollar
FNMA	-	Federal National Mortgage Association	SOFR	-	Secured Overnight Financing Rate
GBP	-	British Pound	THB	-	Thai Baht
GNMA	-	Government National Mortgage Association	USD	-	United States Dollar
GO	-	General Obligation	VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $48,779,804, which represented 5.7% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $359,629.

(6)	Security is a zero-coupon bond.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

51

Statement of Assets and Liabilities

JANUARY 31, 2020 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $489,042,312)	$571,877,393
Investment securities - affiliated, at value (cost of $272,803,409)	283,139,298
Total investment securities, at value (cost of $761,845,721)	855,016,691
Cash	93,787
Foreign currency holdings, at value (cost of $5,917)	5,875
Foreign deposits with broker for futures contracts, at value (cost of $154,156)	148,068
Receivable for investments sold	1,567,205
Receivable for capital shares sold	605,363
Receivable for variation margin on futures contracts	107,612
Unrealized appreciation on forward foreign currency exchange contracts	616,707
Dividends and interest receivable	1,894,576
Other assets	20,307
860,076,191

Liabilities
Payable for investments purchased	2,389,222
Payable for capital shares redeemed	1,570,509
Payable for variation margin on futures contracts	3,762
Unrealized depreciation on forward foreign currency exchange contracts	488,937
Accrued management fees	529,066
Distribution and service fees payable	117,368
Accrued foreign taxes	2,201
5,101,065

Net Assets	$854,975,126

Net Assets Consist of:
Capital (par value and paid-in surplus)	$760,389,235
Distributable earnings	94,585,891
$854,975,126

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$298,245,816	49,035,057	$6.08
I Class, $0.01 Par Value	$66,514,857	10,931,711	$6.08
A Class, $0.01 Par Value	$293,530,197	48,432,847	$6.06*
C Class, $0.01 Par Value	$43,702,748	7,333,640	$5.96
R Class, $0.01 Par Value	$36,891,203	6,127,527	$6.02
R5 Class, $0.01 Par Value	$7,317,989	1,201,900	$6.09
R6 Class, $0.01 Par Value	$108,772,316	17,905,437	$6.07
*Maximum offering price $6.43 (net asset value divided by 0.9425).

See Notes to Financial Statements.

52

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $1,388,291 from affiliated funds and net of foreign taxes withheld of $104,512)	$5,322,100
Interest (net of foreign taxes withheld of $3,274)	4,072,529
9,394,629

Expenses:
Management fees	4,561,419
Distribution and service fees:
A Class	379,149
C Class	228,647
R Class	95,404
Directors' fees and expenses	15,346
Other expenses	5,356
5,285,321
Fees waived(1)	(873,717)
4,411,604

Net investment income (loss)	4,983,025

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $914,427 from affiliated funds and net of foreign tax expenses paid (refunded) of $(5,967))	85,316,048
Forward foreign currency exchange contract transactions	128,256
Futures contract transactions	470,106
Swap agreement transactions	(27,999)
Foreign currency translation transactions	30,672
85,917,083

Change in net unrealized appreciation (depreciation) on:
Investments (including $9,898,116 from affiliated funds and (increase) decrease in accrued foreign taxes of $(1,210))	(45,450,285)
Forward foreign currency exchange contracts	(408,008)
Futures contracts	264,404
Swap agreements	(31,678)
Translation of assets and liabilities in foreign currencies	19,055
(45,606,512)

Net realized and unrealized gain (loss)	40,310,571

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,293,596

(1)	Amount consists of $304,764, $69,181, $303,013, $45,038, $38,136, $7,667 and $105,918 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

53

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$4,983,025	$13,066,068
Net realized gain (loss)	85,917,083	45,817,997
Change in net unrealized appreciation (depreciation)	(45,606,512)	(31,126,759)
Net increase (decrease) in net assets resulting from operations	45,293,596	27,757,306

Distributions to Shareholders
From earnings:
Investor Class	(37,537,970)	(39,277,283)
I Class	(8,445,985)	(8,449,534)
A Class	(37,234,066)	(32,296,649)
C Class	(5,380,827)	(5,622,272)
R Class	(4,681,843)	(3,699,119)
R5 Class	(971,298)	(654,958)
R6 Class	(13,381,489)	(11,327,933)
Decrease in net assets from distributions	(107,633,478)	(101,327,748)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	31,375,844	(200,002,583)

Net increase (decrease) in net assets	(30,964,038)	(273,573,025)

Net Assets
Beginning of period	885,939,164	1,159,512,189
End of period	$854,975,126	$885,939,164

See Notes to Financial Statements.

54

Notes to Financial Statements

JANUARY 31, 2020 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

55

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

56

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. From August 1, 2019 through October 23, 2019 the investment advisor agreed to waive an additional 0.05% of the fund's management fee. Effective October 24, 2019, the investment advisor agreed to waive an additional 0.23% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

57

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2020 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.90%
I Class	0.70% to 0.90%	0.90%	0.70%
A Class	0.90% to 1.10%	1.10%	0.90%
C Class	0.90% to 1.10%	1.10%	0.90%
R Class	0.90% to 1.10%	1.10%	0.90%
R5 Class	0.70% to 0.90%	0.90%	0.70%
R6 Class	0.55% to 0.75%	0.75%	0.55%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,449,324 and $2,870,088 respectively. The effect of interfund transactions on the Statement of Operations was $446,791 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2020 totaled $451,498,373, of which $23,807,048 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2020 totaled $537,011,158, of which $38,046,910 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	1,812,505	$11,798,452	5,106,477	$33,225,147
Issued in reinvestment of distributions	6,041,314	36,910,460	6,570,306	38,839,511
Redeemed	(6,691,987)	(43,431,738)	(27,077,167)	(172,824,566)
	1,161,832	5,277,174	(15,400,384)	(100,759,908)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	457,567	2,983,933	6,114,875	40,867,347
Issued in reinvestment of distributions	1,381,416	8,445,148	1,419,398	8,448,896
Redeemed	(2,498,368)	(16,424,805)	(13,789,127)	(90,242,548)
	(659,385)	(4,995,724)	(6,254,854)	(40,926,305)
A Class/Shares Authorized	670,000,000		670,000,000
Sold	2,502,678	16,170,144	8,836,897	57,236,516
Issued in reinvestment of distributions	5,898,171	35,902,097	5,304,364	31,208,520
Redeemed	(6,482,823)	(41,500,255)	(17,236,316)	(110,250,267)
	1,918,026	10,571,986	(3,095,055)	(21,805,231)
C Class/Shares Authorized	160,000,000		160,000,000
Sold	235,766	1,505,322	522,498	3,313,429
Issued in reinvestment of distributions	885,810	5,306,449	959,909	5,533,027
Redeemed	(1,309,993)	(8,348,926)	(5,570,385)	(36,035,344)
	(188,417)	(1,537,155)	(4,087,978)	(27,188,888)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	468,239	3,024,381	763,380	4,846,322
Issued in reinvestment of distributions	771,046	4,660,507	626,087	3,653,574
Redeemed	(1,119,483)	(7,114,145)	(1,641,699)	(10,587,946)
	119,802	570,743	(252,232)	(2,088,050)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	69,922	454,587	102,275	657,873
Issued in reinvestment of distributions	158,728	971,298	110,387	654,958
Redeemed	(121,456)	(755,540)	(97,788)	(651,877)
	107,194	670,345	114,874	660,954
R6 Class/Shares Authorized	150,000,000		150,000,000
Sold	2,514,283	16,448,038	3,011,246	19,700,526
Issued in reinvestment of distributions	2,193,634	13,381,489	1,913,370	11,327,933
Redeemed	(1,380,291)	(9,011,052)	(6,304,564)	(38,923,614)
	3,327,626	20,818,475	(1,379,948)	(7,895,155)
Net increase (decrease)	5,786,678	$31,375,844	(30,355,577)	$(200,002,583)

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,842	$8,743	—	$545	$28,130	541	—	$391
American Century Quality Diversified International ETF	—	31,647	$2,965	1,093	29,775	729	$169	166
American Century STOXX U.S. Quality Growth ETF	—	49,476	4,317	3,359	48,518	1,077	292	68
American Century STOXX U.S. Quality Value ETF	2,452	40,318	3,382	754	40,142	957	1	265
Avantis Emerging Markets Equity ETF	—	33,877	1,885	312	32,304	628	146	123
Avantis International Equity ETF	—	32,006	2,737	655	29,924	571	123	97
Avantis International Small Cap Value ETF	—	8,554	95	170	8,629	164	2	33
Avantis U.S. Equity ETF	—	54,839	2,738	3,329	55,430	1,026	181	202
Avantis U.S. Small Cap Value ETF	—	10,606	—	(319)	10,287	208	—	43
	$21,294	$270,066	$18,119	$9,898	$283,139	5,901	$914	$1,388

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of the affiliated fund's net assets. As of period end, the fund owned 25% or more of the total outstanding shares of the following affiliated funds:

Affiliated Fund	% of outstanding shares
American Century Diversified Corporate Bond ETF	26%
American Century Quality Diversified International ETF	30%
American Century STOXX U.S. Quality Growth ETF	32%
American Century STOXX U.S. Quality Value ETF	30%
Avantis Emerging Markets Equity ETF	35%
Avantis International Equity ETF	29%
Avantis U.S. Equity ETF	33%

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$283,139,298	—	—
Common Stocks	220,877,094	$57,804,003	—
Corporate Bonds	—	64,368,454	—
U.S. Treasury Securities	—	51,318,384	—
Sovereign Governments and Agencies	—	39,030,257	—
U.S. Government Agency Mortgage-Backed Securities	—	30,191,778	—
Municipal Securities	—	23,491,980	—
Asset-Backed Securities	—	12,675,862	—
Collateralized Loan Obligations	—	10,718,748	—
Collateralized Mortgage Obligations	—	7,497,112	—
Commercial Mortgage-Backed Securities	—	6,952,624	—
Commercial Paper	—	4,497,319	—
Exchange-Traded Funds	3,018,798	—	—
U.S. Government Agency Securities	—	2,499,904	—
Temporary Cash Investments	34,334,276	2,600,800	—
	$541,369,466	$313,647,225	—
Other Financial Instruments
Futures Contracts	$423,978	$17,453	—
Forward Foreign Currency Exchange Contracts	—	616,707	—
	$423,978	$634,160	—

Liabilities
Other Financial Instruments
Futures Contracts	—	$6,414	—
Forward Foreign Currency Exchange Contracts	—	488,937	—
	—	$495,351	—

9. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,034,450.

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Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $625 futures contracts purchased.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $102,423,895.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $64,971,781 futures contracts purchased and $587,226 futures contracts sold.

Value of Derivative Instruments as of January 31, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$616,707	Unrealized depreciation on forward foreign currency exchange contracts	$488,937
Interest Rate Risk	Receivable for variation margin on futures contracts*	107,612	Payable for variation margin on futures contracts*	3,762
		$724,319		$492,699

* Included in the unrealized appreciation (depreciation) on futures contracts as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2020
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(27,999)	Change in net unrealized appreciation (depreciation) on swap agreements	$(31,678)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	124,935	Change in net unrealized appreciation (depreciation) on futures contracts	2,249
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	128,256	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(408,008)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	345,171	Change in net unrealized appreciation (depreciation) on futures contracts	262,155
		$570,363		$(175,282)

10. Risk Factors

The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$768,349,404
Gross tax appreciation of investments	$93,139,887
Gross tax depreciation of investments	(6,472,600)
Net tax appreciation (depreciation) of investments	$86,667,287

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

12. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(4)	$6.57	0.04	0.32	0.36	(0.08)	(0.77)	(0.85)	$6.08	5.38%	0.91%(5)	1.11%(5)	1.24%(5)	1.04%(5)	55%	$298,246
2019	$7.02	0.09	0.13	0.22	(0.10)	(0.57)	(0.67)	$6.57	4.36%	1.06%	1.11%	1.42%	1.37%	68%	$314,567
2018(6)	$7.51	0.06	0.16	0.22	(0.06)	(0.65)	(0.71)	$7.02	3.22%	1.09%(5)	1.09%(5)	1.25%(5)	1.25%(5)	55%	$444,259
2017	$6.67	0.08	0.93	1.01	(0.09)	(0.08)	(0.17)	$7.51	15.42%	1.08%	1.08%	1.20%	1.20%	81%	$523,241
2016	$6.97	0.08	0.14	0.22	(0.07)	(0.45)	(0.52)	$6.67	3.49%	1.07%	1.07%	1.22%	1.22%	82%	$574,968
2015	$7.67	0.07	(0.13)	(0.06)	(0.04)	(0.60)	(0.64)	$6.97	(0.56)%	1.06%	1.06%	0.97%	0.97%	88%	$645,785
2014	$7.75	0.07	0.53	0.60	(0.07)	(0.61)	(0.68)	$7.67	8.46%	1.06%	1.06%	0.92%	0.92%	69%	$714,110
I Class
2020(4)	$6.57	0.05	0.31	0.36	(0.08)	(0.77)	(0.85)	$6.08	5.50%	0.71%(5)	0.91%(5)	1.44%(5)	1.24%(5)	55%	$66,515
2019	$7.02	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.57	4.55%	0.86%	0.91%	1.62%	1.57%	68%	$76,202
2018(6)	$7.52	0.07	0.15	0.22	(0.07)	(0.65)	(0.72)	$7.02	3.23%	0.89%(5)	0.89%(5)	1.45%(5)	1.45%(5)	55%	$125,345
2017	$6.68	0.10	0.92	1.02	(0.10)	(0.08)	(0.18)	$7.52	15.64%	0.88%	0.88%	1.40%	1.40%	81%	$135,618
2016	$6.97	0.09	0.15	0.24	(0.08)	(0.45)	(0.53)	$6.68	3.86%	0.87%	0.87%	1.42%	1.42%	82%	$213,502
2015	$7.68	0.08	(0.13)	(0.05)	(0.06)	(0.60)	(0.66)	$6.97	(0.50)%	0.86%	0.86%	1.17%	1.17%	88%	$263,207
2014	$7.75	0.08	0.54	0.62	(0.08)	(0.61)	(0.69)	$7.68	8.82%	0.86%	0.86%	1.12%	1.12%	69%	$289,676

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(4)	$6.55	0.03	0.32	0.35	(0.07)	(0.77)	(0.84)	$6.06	5.26%	1.16%(5)	1.36%(5)	0.99%(5)	0.79%(5)	55%	$293,530
2019	$7.00	0.08	0.13	0.21	(0.09)	(0.57)	(0.66)	$6.55	4.11%	1.31%	1.36%	1.17%	1.12%	68%	$304,644
2018(6)	$7.49	0.05	0.16	0.21	(0.05)	(0.65)	(0.70)	$7.00	3.04%	1.34%(5)	1.34%(5)	1.00%(5)	1.00%(5)	55%	$347,290
2017	$6.66	0.07	0.91	0.98	(0.07)	(0.08)	(0.15)	$7.49	15.01%	1.33%	1.33%	0.95%	0.95%	81%	$398,519
2016	$6.95	0.06	0.15	0.21	(0.05)	(0.45)	(0.50)	$6.66	3.38%	1.32%	1.32%	0.97%	0.97%	82%	$456,392
2015	$7.66	0.05	(0.13)	(0.08)	(0.03)	(0.60)	(0.63)	$6.95	(0.90)%	1.31%	1.31%	0.72%	0.72%	88%	$504,771
2014	$7.74	0.05	0.53	0.58	(0.05)	(0.61)	(0.66)	$7.66	8.22%	1.31%	1.31%	0.67%	0.67%	69%	$606,035
C Class
2020(4)	$6.45	0.01	0.31	0.32	(0.04)	(0.77)	(0.81)	$5.96	4.89%	1.91%(5)	2.11%(5)	0.24%(5)	0.04%(5)	55%	$43,703
2019	$6.91	0.03	0.12	0.15	(0.04)	(0.57)	(0.61)	$6.45	3.30%	2.06%	2.11%	0.42%	0.37%	68%	$48,515
2018(6)	$7.42	0.01	0.16	0.17	(0.03)	(0.65)	(0.68)	$6.91	2.46%	2.09%(5)	2.09%(5)	0.25%(5)	0.25%(5)	55%	$80,205
2017	$6.60	0.01	0.92	0.93	(0.03)	(0.08)	(0.11)	$7.42	14.29%	2.08%	2.08%	0.20%	0.20%	81%	$97,269
2016	$6.91	0.01	0.15	0.16	(0.02)	(0.45)	(0.47)	$6.60	2.55%	2.07%	2.07%	0.22%	0.22%	82%	$106,604
2015	$7.64	—(7)	(0.13)	(0.13)	—(7)	(0.60)	(0.60)	$6.91	(1.57)%	2.06%	2.06%	(0.03)%	(0.03)%	88%	$121,748
2014	$7.74	(0.01)	0.53	0.52	(0.01)	(0.61)	(0.62)	$7.64	7.33%	2.06%	2.06%	(0.08)%	(0.08)%	69%	$128,076

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(4)	$6.51	0.02	0.32	0.34	(0.06)	(0.77)	(0.83)	$6.02	5.15%	1.41%(5)	1.61%(5)	0.74%(5)	0.54%(5)	55%	$36,891
2019	$6.96	0.06	0.13	0.19	(0.07)	(0.57)	(0.64)	$6.51	3.88%	1.56%	1.61%	0.92%	0.87%	68%	$39,114
2018(6)	$7.46	0.03	0.16	0.19	(0.04)	(0.65)	(0.69)	$6.96	2.74%	1.59%(5)	1.59%(5)	0.75%(5)	0.75%(5)	55%	$43,590
2017	$6.63	0.05	0.92	0.97	(0.06)	(0.08)	(0.14)	$7.46	14.83%	1.58%	1.58%	0.70%	0.70%	81%	$50,395
2016	$6.93	0.05	0.13	0.18	(0.03)	(0.45)	(0.48)	$6.63	2.98%	1.57%	1.57%	0.72%	0.72%	82%	$53,902
2015	$7.64	0.03	(0.12)	(0.09)	(0.02)	(0.60)	(0.62)	$6.93	(1.04)%	1.56%	1.56%	0.47%	0.47%	88%	$52,262
2014	$7.72	0.03	0.54	0.57	(0.04)	(0.61)	(0.65)	$7.64	8.02%	1.56%	1.56%	0.42%	0.42%	69%	$49,716
R5 Class
2020(4)	$6.58	0.05	0.31	0.36	(0.08)	(0.77)	(0.85)	$6.09	5.49%	0.71%(5)	0.91%(5)	1.44%(5)	1.24%(5)	55%	$7,318
2019	$7.03	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.58	4.56%	0.86%	0.91%	1.62%	1.57%	68%	$7,200
2018(6)	$7.52	0.08	0.15	0.23	(0.07)	(0.65)	(0.72)	$7.03	3.38%	0.89%(5)	0.89%(5)	1.45%(5)	1.45%(5)	55%	$6,885
2017(8)	$6.93	0.07	0.58	0.65	(0.06)	—	(0.06)	$7.52	9.43%	0.88%(5)	0.88%(5)	1.46%(5)	1.46%(5)	81%(3)	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2020(4)	$6.56	0.05	0.32	0.37	(0.09)	(0.77)	(0.86)	$6.07	5.76%	0.56%(5)	0.76%(5)	1.59%(5)	1.39%(5)	55%	$108,772
2019	$7.01	0.12	0.13	0.25	(0.13)	(0.57)	(0.70)	$6.56	4.72%	0.71%	0.76%	1.77%	1.72%	68%	$95,697
2018(6)	$7.51	0.08	0.15	0.23	(0.08)	(0.65)	(0.73)	$7.01	3.35%	0.74%(5)	0.74%(5)	1.60%(5)	1.60%(5)	55%	$111,937
2017	$6.67	0.11	0.93	1.04	(0.12)	(0.08)	(0.20)	$7.51	15.83%	0.73%	0.73%	1.55%	1.55%	81%	$85,623
2016	$6.97	0.10	0.14	0.24	(0.09)	(0.45)	(0.54)	$6.67	3.86%	0.72%	0.72%	1.57%	1.57%	82%	$71,340
2015	$7.67	0.09	(0.12)	(0.03)	(0.07)	(0.60)	(0.67)	$6.97	(0.20)%	0.71%	0.71%	1.32%	1.32%	88%	$35,867
2014	$7.75	0.08	0.55	0.63	(0.10)	(0.61)	(0.71)	$7.67	8.84%	0.71%	0.71%	1.27%	1.27%	69%	$8,420

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(4)	Six months ended January 31, 2020 (unaudited).

(5)	Annualized.

(6)
December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period. For the years before July 31, 2018, the fund's fiscal year end was November 30.

(7)	Per-share amount was less than $0.005.

(8)	April 10, 2017 (commencement of sale) through November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92641 2003

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	March 26, 2020

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2020